  As filed with the Securities and Exchange Commission on October 3, 2001


                                          Securities Act File No. 333-67844


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                               ----------------

  [X] Pre-Effective Amendment No. 1         [_] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                               ----------------

                   SUNAMERICA STYLE SELECT SERIES, INC.

             (Exact Name of Registrant as Specified in its Charter)

                               ----------------

                                 1-800-858-8850
                        (Area Code and Telephone Number)

                               ----------------

                                733 Third Avenue
                                  Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                               ----------------

                             Robert M. Zakem, Esq.
                     c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                  Third Floor
                               New York, NY 10017
                    (Name and Address of Agent for Service)

                               ----------------

                                   Copies to:
                             Counsel for the Fund:
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                       Attention: Joel H. Goldberg, Esq.

                               ----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

   Title of Securities Being Registered: Shares of Common Stock, Par Value $.0001 per share.

   No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

   The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NORTH AMERICAN FUNDS

                             Small Cap Growth Fund
                               Mid Cap Value Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Small Cap Growth Fund (the "NAF Small Cap Growth Fund") and Mid Cap Value Fund (the "NAF Mid Cap Value Fund," and together with the NAF Small Cap Growth Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:


     (1) Both Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

     (2) (a) NAF Small Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Small Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Small Cap Growth Fund by the SunAmerica Small-Cap Growth Portfolio (the "SunAmerica Small-Cap Growth Portfolio" or an "Acquiring Fund") of SunAmerica Style Select Series, Inc. ("SunAmerica Style Select Series"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Small-Cap Growth Portfolio, as described in the accompanying proxy statement and prospectus. The SunAmerica Small-Cap Growth Portfolio is a newly created series of SunAmerica Style Select Series, created for the purpose of receiving the assets from the NAF Small Cap Growth Fund. The Small Cap Growth Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Small-Cap Growth Portfolio to shareholders of the NAF Small Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Small Cap Growth Fund as a separate investment portfolio of the North American Funds;


     (b) NAF Mid Cap Value Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid Cap Value Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Mid Cap Value Fund by the SunAmerica Value Portfolio (which will be renamed the SunAmerica Multi-Cap Value Portfolio of SunAmerica Style Select Series (the "SunAmerica Multi-Cap Value Portfolio" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Multi-Cap Value Portfolio, as described in the accompanying proxy statement and prospectus. The Mid Cap Value Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Multi-Cap Value Portfolio to shareholders of the NAF Mid Cap Value Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Mid Cap Value Fund as a separate investment portfolio of North American Funds; and


     (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

   You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-
0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.


   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement and the respective Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,

                                          /s/ JOHN I. FITZGERALD
                                          John I. Fitzgerald
                                          Secretary, North American Funds

Boston, Massachusetts

Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                      SUNAMERICA STYLE SELECT SERIES, INC.
                              NORTH AMERICAN FUNDS

                               ----------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                             SMALL CAP GROWTH FUND
                                      AND
                               MID CAP VALUE FUND
                                       OF
                              NORTH AMERICAN FUNDS

                               ----------------

                                NOVEMBER 7, 2001

   This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the North American Funds referenced above. The Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on November 7, 2001 to consider the two proposals described in this Proxy Statement and Prospectus.


   This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund. The terms of the new investment advisory agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM. Your Board of Trustees is seeking your proxy to vote in favor of this proposal.


   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable portfolio of SunAmerica Style Select Series, Inc., as set forth in the chart below. If this reorganization is approved by the shareholders, you will become a shareholder of the SunAmerica fund listed opposite your Fund's name.



           Your Fund                       SunAmerica Fund
           ---------                       ---------------
   Small Cap Growth Fund      SunAmerica Small-Cap Growth Portfolio
   Mid Cap Value Fund         SunAmerica Value Portfolio (to be renamed
                              "SunAmerica Multi-Cap Value Portfolio")




   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Style Select Series, Inc. under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.


   Both North American Funds and SunAmerica Style Select Series, Inc. are open-end series management investment companies. North American Funds is organized as a Massachusetts business trust and SunAmerica Style Select Series, Inc. is organized as a Maryland corporation. The SunAmerica Small-Cap Growth Portfolio is newly created and has not yet commenced operations.



                               ----------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.


                               ----------------

    The Date of this Proxy Statement and Prospectus is October 1, 2001.

   This Proxy Statement and Prospectus sets forth concisely the information about SunAmerica Style Select Series, Inc. that you should know before considering a reorganization and should be retained for future reference. North American Funds has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.


   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:


  . The prospectus relating to SunAmerica Style Select Series, Inc. dated
    February 28, 2001, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).


  . The Annual Report to Shareholders of the SunAmerica Value Portfolio for the year ended October 31, 2000, and the Semi-Annual Report to Shareholders of the SunAmerica Value Portfolio for the six month period ended April 30, 2001. These documents are incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).


   Additional information about the proposed transaction is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of each reorganization, if applicable, is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Style Select Series, Inc. at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001 is incorporated by reference into this Proxy Statement and Prospectus.


   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:



   If they relate to North      If they relate to SunAmerica Style Select
   American Funds:              Series, Inc.:
   North American Funds         SunAmerica Style Select Series, Inc.
   286 Congress Street          The SunAmerica Center
   Boston, Massachusetts 02210  733 Third Avenue
   1-800-872-8037               New York, New York 10017
                                1-800-858-8850


   These documents are:


  . A statement of additional information relating to SunAmerica Style Select
    Series, Inc., dated February 28, 2001, as supplemented (the "Acquiring Funds Statement").


  . The preliminary prospectus relating to SunAmerica Style Select Series,
    Inc., subject to completion and dated August 14, 2001, as supplemented.


  . The preliminary statement of additional information relating to SunAmerica Style Select Series, Inc., subject to completion and dated August 14, 2001, as supplemented.


  . A statement of additional information relating to the North American
    Funds, dated March 1, 2001, as supplemented (the "Acquired Funds
    Statement").

  . The prospectuses relating to the North American Funds, each dated March
    1, 2001, as supplemented (the "Acquired Funds Prospectuses"). Each document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).


  . The Annual Report to Shareholders of the North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the North American Funds for the six month period ended April 30, 2001.

   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.


   The address of the principal executive offices of SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.


   The shareholders solicited and entitled to vote on Proposals 1, 2(a) and 2(b) of this Proxy Statement and Prospectus are outlined in the following table:



                Proposal                                   Fund
                --------                                   ----
1.     Approval of New Investment         Both North American Funds referenced
 Advisory Agreement                       above, each voting separately
2. (a) Approval of Agreement and Plan     Small Cap Growth Fund
       relating to Small Cap Growth Fund
   (b) Approval of Agreement and Plan     Mid Cap Value Fund
       relating to Mid Cap Value Fund


                               ----------------

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
INTRODUCTION..............................................................   2

SUMMARY...................................................................   3
THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..................   3

THE REORGANIZATIONS.......................................................   3
  What Shareholders of an Acquired Fund Will Receive in a Reorganization..   3
  Reasons for the Reorganizations.........................................   4

FEE TABLES AND EXAMPLES...................................................   6
THE FUNDS.................................................................  15
  Business of the Acquired Funds..........................................  15
  Business of the Acquiring Funds.........................................  15
  Comparison of the Funds.................................................  15

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS.........................  20
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.................................  20
  All Funds...............................................................  20

PROPOSAL NO. 1: APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT.........  22
THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT..................  22
  Board Considerations....................................................  22
  Description of the New Investment Advisory Agreement....................  23
  Additional Information About AGAM.......................................  24

PROPOSALS NOS. 2(a) AND (b): APPROVAL OF THE PLANS........................  27
COMPARISON OF THE FUNDS...................................................  27
  Investment Policies.....................................................  27
  Directors and Officers..................................................  29
  Management Arrangements.................................................  32
  Distribution and Shareholder Servicing Arrangements.....................  36
  Other Service Agreements with Affiliates................................  37
  Purchase, Exchange and Redemption of Shares.............................  37
  Performance.............................................................  41
  Shareholder Rights......................................................  42
  Tax Information.........................................................  42
  Portfolio Transactions..................................................  42
  Portfolio Turnover......................................................  43
  Additional Information..................................................  43

THE REORGANIZATIONS.......................................................  45
  General.................................................................  45
  Terms of the Plans......................................................  45
  NAF Board Considerations: Potential Benefits to Shareholders as a Result
   of the Reorganizations.................................................  47
  Federal Income Tax Consequences of the Reorganizations..................  49
  Capitalization..........................................................  51

GENERAL...................................................................  52

INFORMATION CONCERNING THE MEETING........................................  52
  Date, Time and Place of Meeting.........................................  52
  Solicitation, Revocation and Use of Proxies.............................  52
  Record Date and Outstanding Shares......................................  52

                                                                           Page
                                                                           ----
  Security Ownership of Certain Beneficial Owners and Management of the
   Funds..................................................................   53
  Voting Rights and Required Vote.........................................   55

ADDITIONAL INFORMATION....................................................   56

LEGAL PROCEEDINGS.........................................................   56

LEGAL OPINIONS............................................................   56

EXPERTS...................................................................   56

SHAREHOLDER PROPOSALS.....................................................   57

EXHIBIT I.................................................................  I-1

EXHIBIT II................................................................ II-1

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting to be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10.00 a.m., Eastern Time. The mailing address for the North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.


   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:


     Acquired Fund: Your Fund, which is a portfolio of North American Funds.


     Acquiring Fund: The portfolio of SunAmerica Style Select Series, Inc. that is acquiring a comparable portfolio of North American Funds.


     Combined Fund: The Acquiring Fund after completion of the
  Reorganization.


     Fund: Either an Acquired Fund or an Acquiring Fund, depending on the context.


     Investment Company Act: The Investment Company Act of 1940, as amended.


    Mid Cap Value Funds: The Mid Cap Value Fund of North American Funds and the Multi-Cap Value Portfolio (currently known as the Value Portfolio)
       of SunAmerica Style Select Series, Inc.


     NAF Mid Cap Value Fund: Mid Cap Value Fund of North American Funds.


     NAF Small Cap Growth Fund: Small Cap Growth Fund of North American
  Funds.


    Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.


    Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.


    Small Cap Growth Funds: The Small Cap Growth Fund of North American Funds and the Small-Cap Growth Portfolio of SunAmerica Style Select
       Series, Inc.


    SunAmerica Multi-Cap Value Portfolio: The Value Portfolio of SunAmerica Style Select Series, Inc. (to be renamed the Multi-Cap Value
       Portfolio).


    SunAmerica Small-Cap Growth Portfolio: The Small-Cap Growth Portfolio of SunAmerica Style Select Series, Inc.


     SunAmerica Style Select Series, Inc.: SunAmerica Style Select Series.

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the form of the New Investment Advisory Agreement and the Plans, attached hereto as Exhibits I and II, respectively.



            THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

   On August 29, 2001, American International Group, Inc. ("AIG"), acquired American General Corporation ("American General"), the parent company of AGAM (the "AIG Merger"). As a result of the AIG Merger, AGAM became a subsidiary of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").


   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New Investment Advisory Agreement") with AGAM for your Fund. The terms of the New Investment Advisory Agreement are the same in all material respects as your Fund's previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement"). See "Proposal No. 1: Approval of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.


   In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   AGAM is a wholly owned subsidiary of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.


                              THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization


   If shareholders approve their Fund's Reorganization and the Reorganization takes place:


  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

  . Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;


  . Shareholders holding Class A, Class B, Class C and Institutional Class I shares of the Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and


  . Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.


   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of the Reorganization.




Reasons for the Reorganizations


   On August 2, 2001, the NAF Board unanimously approved each Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganization, a shareholder of the NAF Mid Cap Value Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the Multi-Cap Value Combined Fund than he or she held in the NAF Mid Cap Value Fund prior to the Reorganization, the total dollar value of the shares will be the same. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).


   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:


  . the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques;


  . the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;


  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale in the case of the Mid Cap Value Funds Reorganization; and


  . the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.


   For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a) and (b): The Reorganizations" below.


   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of

2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Directors of SunAmerica Style Select Series (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                          FEE TABLES AND EXAMPLES


        Actual Fee Table for Shareholders of each of the Acquired Funds+
                     and each of the Acquiring Funds++
             and Pro Forma Fee Table for each of the Combined Funds
                          (as of April 30, 2001)*



                                  Class A Shares                 Class B Shares
                          ------------------------------ ------------------------------
                                 Actual        Pro Forma        Actual        Pro Forma
                          -------------------- --------- -------------------- ---------
                          NAF Small SunAmerica Small-Cap NAF Small SunAmerica Small-Cap
                             Cap    Small-Cap   Growth      Cap    Small-Cap   Growth
                           Growth     Growth   Combined   Growth     Growth   Combined
                            Fund    Portfolio    Fund      Fund    Portfolio    Fund
                          --------- ---------- --------- --------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price)(1)..............    5.75%     5.75%      5.75%     None      None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............    None      None        None     5.00%     5.00%      5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None      None        None     None      None       None
Redemption Fee(3).......    None      None        None     None      None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........    0.95%     1.00%      1.00%     0.95%     1.00%      1.00%
 Distribution and/or
  Service (12b-1)
  Fees(4)...............    0.35%     0.35%      0.35%     1.00%     1.00%      1.00%
 Other Expenses.........    0.52%     0.83%      0.83%     0.52%     0.76%      0.76%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........    1.82%     2.18%      2.18%     2.47%     2.76%      2.76%
Expense
 Reimbursement(5)(6)....    0.22%     0.40%      0.40%     0.22%     0.33%      0.33%
Net Expenses............    1.60%     1.78%      1.78%     2.25%     2.43%      2.43%

        Actual Fee Table for Shareholders of each of the Acquired Funds+
                     and each of the Acquiring Funds++
             and Pro Forma Fee Table for each of the Combined Funds
                          (as of April 30, 2001)*



                                                         Institutional Class I/Class I
                             Class C/Class II Shares                 Shares
                          ------------------------------ ------------------------------
                                 Actual        Pro Forma        Actual        Pro Forma
                          -------------------- --------- -------------------- ---------
                          NAF Small SunAmerica Small-Cap NAF Small SunAmerica Small-Cap
                             Cap    Small-Cap   Growth      Cap    Small-Cap   Growth
                           Growth     Growth   Combined   Growth     Growth   Combined
                            Fund    Portfolio    Fund      Fund    Portfolio    Fund
                          --------- ---------- --------- --------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price)(1)..............    None      1.00%      1.00%     None      None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............    1.00%     1.00%      1.00%     None      None       None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...    None      None       None      None      None       None
Redemption Fee(3).......    None      None       None      None      None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........    0.95%     1.00%      1.00%     0.95%     1.00%      1.00%
 Distribution and/or
  Service (12b-1)
  Fees(4)...............    1.00%     1.00%      1.00%     None      None       None
 Other Expenses.........    0.52%     1.01%      1.01%     0.77%     1.01%      1.01%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........    2.47%     3.01%      3.01%     1.72%     2.01%      2.01%
Expense
 Reimbursement(5)(6)....    0.22%     0.58%      0.58%     0.22%     0.33%      0.33%
Net Expenses............    2.25%     2.43%      2.43%     1.50%     1.68%      1.68%

   These examples are intended to help you compare the cost of investing in the Small Cap Growth Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                                                   Cumulative Expenses Paid
                                                      for the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(b)
                                               ------ ------ ------ -----------
Expenses if you did redeem your shares at the
 end of the period:
Class A Shares(a)
  NAF Small Cap Growth Fund..................   $728  $1,094 $1,484   $2,572
  SunAmerica Small-Cap Growth Portfolio......    745   1,103  1,484    2,549
  Pro Forma Combined Small-Cap Growth Fund#..    745   1,103  1,484    2,549
Class B Shares(a)
  NAF Small Cap Growth Fund..................   $728  $1,149 $1,496   $2,629
  SunAmerica Small-Cap Growth Portfolio......    746   1,058  1,496    2,606
  Pro Forma Combined Small-Cap Growth Fund#..    746   1,058  1,496    2,606
Class C/Class II Shares(a)
  NAF Small Cap Growth Fund..................   $328  $  749 $1,296   $2,790
  SunAmerica Small-Cap Growth Portfolio......    444     850  1,383    2,839
  Pro Forma Combined Small-Cap Growth Fund#..    444     850  1,383    2,839
Institutional Class I /Class I Shares(a)
  NAF Small Cap Growth Fund..................   $153  $  520 $  913   $2,012
  SunAmerica Small-Cap Growth Portfolio......    171     530    913    1,987
  Pro Forma Combined Small-Cap Growth Fund#..    171     530    913    1,987

   These examples are intended to help you compare the cost of investing in the Small Cap Growth Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:


                                                   Cumulative Expenses Paid
                                                      for the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(b)
                                               ------ ------ ------ -----------
Expenses if you did not redeem your shares at
 the end of the period:
Class A Shares(a)
  NAF Small Cap Growth Fund..................   $728  $1,094 $1,484   $2,572
  SunAmerica Small-Cap Growth Portfolio......    745   1,103  1,484    2,549
  Pro Forma Combined Small-Cap Growth Fund#..    745   1,103  1,484    2,549
Class B Shares(a)
  NAF Small Cap Growth Fund..................   $228  $  749 $1,296   $2,629
  SunAmerica Small-Cap Growth Portfolio......    246     758  1,296    2,606
  Pro Forma Combined Small-Cap Growth Fund#..    246     758  1,296    2,606
Class C/Class II Shares(a)
  NAF Small Cap Growth Fund..................   $228  $  749 $1,296   $2,790
  SunAmerica Small-Cap Growth Portfolio......    344     850  1,383    2,839
  Pro Forma Combined Small-Cap Growth Fund#..    344     850  1,383    2,839
Institutional Class I /Class I Shares(a)
  NAF Small Cap Growth Fund..................   $153  $  520 $  913   $2,012
  SunAmerica Small-Cap Growth Portfolio......    171     530    913    1,987
  Pro Forma Combined Small-Cap Growth Fund#..    171     530    913    1,987

     Actual Fee Table for Shareholders of each of the Acquired Funds+
                     and each of the Acquiring Funds++
             and Pro Forma Fee Table for each of the Combined Funds
                          (as of April 30, 2001)*



                                 Class A Shares               Class B Shares
                          ---------------------------- ----------------------------
                                Actual       Pro Forma       Actual       Pro Forma
                          ------------------ --------- ------------------ ---------
                          NAF Mid SunAmerica Multi-Cap NAF Mid SunAmerica Multi-Cap
                            Cap   Multi-Cap    Value     Cap   Multi-Cap    Value
                           Value    Value    Combined   Value    Value    Combined
                           Fund   Portfolio    Fund     Fund   Portfolio    Fund
                          ------- ---------- --------- ------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price)(1)..............   5.75%    5.75%      5.75%    None     None       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............   None     None       None     5.00%    5.00%      5.00%
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...   None     None       None     None     None       None
Redemption Fee(3).......   None     None       None     None     None       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........   0.90%    1.00%      1.00%    0.90%    1.00%      1.00%
 Distribution and/or
  Service (12b-1)
  Fees(4)...............   0.35%    0.35%      0.35%    1.00%    1.00%      1.00%
 Other Expenses.........   0.53%    0.52%      0.43%    0.53%    0.50%      0.43%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........   1.78%    1.87%      1.78%    2.43%    2.50%      2.43%
Expense
 Reimbursement(6).......    --      0.09%       --       --      0.07%       --
Net Expenses............   1.78%    1.78%      1.78%    2.43%    2.43%      2.43%

  Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds++
          and Pro Forma Fee Table for each of the Combined Funds
                          (as of April 30, 2001)*



                                                            Institutional Class I/Class I
                              Class C/Class II Shares                   Shares
                          -------------------------------- --------------------------------
                                  Actual         Pro Forma         Actual         Pro Forma
                          ---------------------- --------- ---------------------- ---------
                                      SunAmerica Multi-Cap             SunAmerica Multi-Cap
                                      Multi-Cap    Value               Multi-Cap    Value
                          NAF Mid Cap   Value    Combined  NAF Mid Cap   Value    Combined
                          Value Fund  Portfolio    Fund    Value Fund  Portfolio   Fund**
                          ----------- ---------- --------- ----------- ---------- ---------
Shareholder Fees (fees
 paid directly from your
 investment):
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering
 price)(1)..............     None       1.00%      1.00%      None        N/A       None
Maximum Deferred Sales
 Charge (Load) (as a
 percentage of original
 purchase price or
 redemption price,
 whichever is
 lower)(2)..............     1.00%      1.00%      1.00%      None        N/A       None
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends...     None       None       None       None        N/A       None
Redemption Fee(3).......     None       None       None       None        N/A       None
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets) (expenses
 that are deducted from
 Fund assets):
 Management Fees........     0.90%      1.00%      1.00%      0.90%       N/A       1.00%
 Distribution and/or
  Service (12b-1)
  Fees(4)...............     1.00%      1.00%      1.00%      None        N/A       None
 Other Expenses.........     0.53%      0.54%      0.43%      0.78%       N/A       0.71%
Total Annual Fund
 Operating Expenses
 Before Expense
 Reimbursement..........     2.43%      2.54%      2.43%      1.68%       N/A       1.71%
Expense
 Reimbursement(6).......      --        0.11%       --         --         N/A       0.03%
Net Expenses............     2.43%      2.43%      2.43%      1.68%       N/A       1.68%

   These examples are intended to help you compare the cost of investing in the Mid Cap Value Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:



                                                   Cumulative Expenses Paid
                                                      for the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(b)
                                               ------ ------ ------ -----------
Expenses if you did redeem your shares at the
 end of the period:
Class A Shares
  NAF Mid Cap Value Fund.....................   $745  $1,103 $1,484   $2,549
  SunAmerica Multi-Cap Value Portfolio(a)....    745   1,103  1,484    2,549
  Pro Forma Combined Multi-Cap Value Fund#...    745   1,103  1,484    2,549
Class B Shares
  NAF Mid Cap Value Fund.....................   $746  $1,158 $1,496   $2,606
  SunAmerica Multi-Cap Value Portfolio(a)....    746   1,058  1,496    2,606
  Pro Forma Combined Multi-Cap Value Fund#...    746   1,058  1,496    2,606
Class C/Class II Shares
  NAF Mid Cap Value Fund.....................   $346  $  758 $1,296   $2,766
  SunAmerica Multi-Cap Value Portfolio(a)....    444     850  1,383    2,839
  Pro Forma Combined Multi-Cap Value Fund#...    444     850  1,383    2,839
Institutional Class I /Class I Shares
  NAF Mid Cap Value Fund.....................   $171  $  530 $  913   $1,987
  SunAmerica Multi-Cap Value Portfolio(a)....    N/A     N/A    N/A      N/A
  Pro Forma Combined Multi-Cap Value Fund#...    171     530    913    1,987

   These examples are intended to help you compare the cost of investing in the Mid Cap Value Funds with the cost of investing in other mutual funds.


Examples:


   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:



                                                   Cumulative Expenses Paid
                                                      for the Period of:
                                               --------------------------------
                                                        3      5
                                               1 Year Years  Years  10 Years(b)
                                               ------ ------ ------ -----------
Expenses if you did not redeem your shares at
 the end of the period:
Class A Shares
  NAF Mid Cap Value Fund.....................   $745  $1,103 $1,484   $2,549
  SunAmerica Multi-Cap Value Portfolio(a)....    745   1,103  1,484    2,549
  Pro Forma Combined Multi-Cap Value Fund#...    745   1,103  1,484    2,549
Class B Shares
  NAF Mid Cap Value Fund.....................   $246  $  758 $1,296   $2,606
  SunAmerica Multi-Cap Value Portfolio(a)....    246     758  1,296    2,606
  Pro Forma Combined Multi-Cap Value Fund#...    246     758  1,296    2,606
Class C/Class II Shares
  NAF Mid Cap Value Fund.....................   $246  $  758 $1,296   $2,766
  SunAmerica Multi-Cap Value Portfolio(a)....    344     850  1,383    2,839
  Pro Forma Combined Multi-Cap Value Fund#...    344     850  1,383    2,839
Institutional Class I /Class I Shares
  NAF Mid Cap Value Fund.....................   $171  $  530 $  913   $1,987
  SunAmerica Multi-Cap Value Portfolio(a)....    N/A     N/A    N/A      N/A
  Pro Forma Combined Multi-Cap Value Fund#...    171     530    913    1,987

--------
+  As reflected in the Acquired Funds Prospectuses.
++ As of April 30, 2001 in the case of the SunAmerica Small-Cap Growth
   Portfolio and as of October 31, 2000 in the case of the SunAmerica Multi-Cap Value Portfolio.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" have been estimated for the SunAmerica Small-Cap Growth Portfolio and each of the Combined Funds.

** The Multi-Cap Value Combined Fund will commence offering Class I shares upon completion of the applicable Reorganization. Accordingly, Annual Fund Operating Expenses in connection with such Class have been estimated.
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a) and
    (b): Approval of the Plans," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below)). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.


   With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a) and (b): Approval of the Plans" and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to the NAF Small Cap Growth Fund, amounts reflect AGAM's contractual obligation to waive, and, to the extent necessary, reimburse certain fees and expenses of such Fund through February 28, 2002. If shareholders do not approve the Reorganization, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) With respect to certain classes of shares of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the directors of SunAmerica Style Select Series who are not "interested persons" of SunAmerica Style Select Series (within the meaning of Section 2(a)(19) of the Investment Company Act) (the "SunAmerica Independent Directors"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors.


#  Assuming the Reorganization had taken place on April 30, 2001.


(a) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6).


(b) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for Class A and Class B shares.


The foregoing Fee Tables are intended to assist investors in understanding the cost and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on April 30, 2001.


The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a) and (b): Approval of the Plans."

                                   THE FUNDS

Business of the Acquired Funds

   Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988, pursuant to its Declaration of Trust.

Business of the Acquiring Funds

   Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Style Select Series, a Maryland corporation, which was incorporated on July 3, 1996. The SunAmerica Small-Cap Growth Portfolio is newly created and has not yet commenced operations.


Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. The discussion below uses the terms "growth strategy" and "value strategy." A growth strategy refers to a strategy of investing in securities believed to offer the potential for long-term growth of capital and focuses on securities considered to have a historical record of above-average growth rates; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value strategy refers to a strategy of investing in securities believed to be undervalued in the market and reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor.


   The main differences in the investment objectives and principal investment strategies of the Funds, each of which is discussed in more detail below, are as follows:


   With respect to the Small Cap Growth Funds,


  . that the NAF Small Cap Growth Fund and the SunAmerica Small-Cap Growth
    Portfolio have different definitions for what constitutes a small-cap company, with the SunAmerica definition focusing on relatively smaller companies; however, the SunAmerica Small-Cap Growth Portfolio may also invest in mid-cap companies, with the result that both Funds may invest in similar size companies,


  . that the investment objective of the NAF Small Cap Growth Fund is fundamental while the investment objective of the SunAmerica Small-Cap Growth Portfolio is non-fundamental (meaning it may be changed by the Board of the SunAmerica Small-Cap Growth Portfolio without a shareholder vote).


   With respect to the Mid Cap Value Funds,


  . that the NAF Mid Cap Value Fund invests primarily in equity securities of medium capitalization companies, whereas the SunAmerica Multi-Cap Value Portfolio may actively trade equity securities issued by companies of any market capitalization.


                             Small Cap Growth Funds

 Investment Objectives

   The NAF Small Cap Growth Fund seeks to provide its shareholders with maximum capital appreciation and the SunAmerica Small-Cap Growth Portfolio seeks to provide its shareholders with long-term growth of capital. The investment objective of the NAF Small Cap Growth Fund is fundamental while the investment objective of the SunAmerica Small-Cap Growth Portfolio is non-fundamental. The investment objectives of the Funds are substantially similar.

 Investment Policies

   Strategies. Both Small Cap Growth Funds pursue their objectives through a growth strategy. The NAF Small Cap Growth Fund invests at least 65% of its total assets in equity securities of small U.S. companies. The NAF Small Cap Growth Fund defines a small cap company to be one whose market capitalization is within the range of capitalizations in the Russell 2000 Index. As of June 30, 2001, the largest company in the Russell 2000 Index had an approximate market capitalization of $1.4 billion, while the average market capitalization was approximately $530 million.


   The SunAmerica Small-Cap Growth Portfolio engages in the active trading of equity securities issued by small-cap companies selected by its three advisers on the basis of growth criteria. The SunAmerica Small-Cap Growth Portfolio defines small cap companies as those with market capitalizations within the Morningstar, Inc. Small-Cap category, which is currently $1.35 billion or less. The SunAmerica Small-Cap Growth Portfolio may also invest a significant portion of its assets in mid-cap companies, which are defined as those companies with market capitalizations within the Morningstar, Inc. Mid-Cap category, which is currently between $1.35 billion and $8.85 billion. As a result, the SunAmerica Small-Cap Growth Portfolio may invest in securities of companies that the NAF Small Cap Growth Fund considers to be small cap companies.


                              Mid Cap Value Funds

 Investment Objectives

   The NAF Mid Cap Value Fund seeks to provide its shareholders with capital growth and the SunAmerica Multi-Cap Value Portfolio seeks to provide its shareholders with long-term capital growth. The investment objectives of the Funds are each non-fundamental and are substantially similar.

 Investment Policies

   Strategies. Both Mid Cap Value Funds pursue their objectives through a value strategy. The NAF Mid Cap Value Fund invests at least 65% of its total assets in equity securities of medium capitalization companies using a value-oriented investment approach. The NAF Mid Cap Value Fund defines mid cap companies as companies with the characteristics of companies included in the Russell Midcap Index. As of June 30, 2001, the largest company in the Russell Midcap Index had an approximate market capitalization of $12 billion, while the average market capitalization was approximately $4 billion.


   The SunAmerica Multi-Cap Value Portfolio actively trades equity securities issued by companies of any market capitalization selected by its three advisers on the basis of value criteria. The SunAmerica Multi-Cap Value Portfolio's advisers invest in securities believed to be undervalued in the market.

                                   All Funds

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

 Trustees and Officers

   North American Funds and SunAmerica Style Select Series are governed by a Board of Trustees and Board of Directors, respectively (each, a "Board"). Each Board meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board elects its respective Funds' officers.

 Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a) and (b): Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.


   The table below sets forth fees, as a percentage of average daily net assets, payable by each Fund for its management and administrative services:



                                                   Advisory Fee:
                        --------------------------------------------------------------------
                                               Between
                                     Between     $200
                                   $50 million million    Excess
                        First $50   and $200   and $500  over $500
Fund:                    million     million   million    million
-----                   ---------- ----------- -------- -----------
NAF Small Cap Growth
 Fund                     0.950%     0.950%     0.950%    0.950%
SunAmerica Small-Cap
 Growth Portfolio          1.00%      1.00%      1.00%     1.00%

                                     Between   Between    Between
                                      $100       $250      $500       Between
                                   million and million  million and $750 million Excess over
                        First $100    $250     and $500    $750       and $1.5      $1.5
                         million     million   million    million     billion      billion
                        ---------- ----------- -------- ----------- ------------ -----------
NAF Mid Cap Value Fund    0.900%     0.875%     0.850%    0.825%       0.800%      0.800%
SunAmerica Multi-Cap
 Value Portfolio           1.00%      1.00%      1.00%     1.00%        0.95%       0.90%


   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. The table below sets forth the pro forma effective fee rate of each Combined Fund as of April 30, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

   Combined Fund:                  Pro Forma Effective Advisory Fee Rate:
   --------------                  --------------------------------------
   Combined Small Cap Growth Fund                  1.00%
   Combined Mid Cap Value Fund                     1.00%

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Style Select Series on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a) and (b): Approval of the Plans" for further discussion regarding these agreements. If shareholders approve the Reorganizations, the Acquired Funds will be advised by SAAMCo as part of the Combined Funds following completion of the Reorganizations.


   Subadvisory Arrangements. Under separate "Manager of Managers" orders granted to the Acquired Funds and the Acquiring Funds by the Commission, AGAM and SAAMCo are each permitted to change unaffiliated subadvisers (each a "Subadviser") or the fees paid to Subadvisers without obtaining shareholder approval. AGAM and SAAMCo have ultimate responsibility under the respective "Manager of Managers" structure to oversee the Subadvisers, including making recommendations to the NAF Board and the SunAmerica Board, respectively, regarding the hiring, termination and replacement of Subadvisers. The subadvisory fees are paid out of each of AGAM's and SAAMCo's advisory fee at no additional cost to the Acquired Funds or the Acquiring Funds, or each of their shareholders, respectively.

   AGAM has retained a Subadviser for each of the Acquired Funds. SAAMCo has retained three Subadvisers for each of the Acquiring Funds. Credit Suisse Asset Management, LLC ("CSAM") serves as Subadviser to the NAF Small Cap Growth Fund. CSAM will serve as one of the three Subadvisers to the SunAmerica Small-Cap Growth Portfolio. The other two Subadvisers are Oberweis Asset Management, Inc. ("Oberweis") and Baron Capital, Inc. ("Baron").


   Neuberger Berman Management, Inc. ("NBM") serves as Subadviser to the NAF Mid Cap Value Fund. Robert Fleming, Inc. ("J.P. Morgan Fleming"), Davis Selected Advisers, L.P. ("Davis") and American Century Investment Management, Inc. ("American Century") each serves as a Subadviser to the SunAmerica Multi-Cap Value Portfolio.


   See "Proposals Nos. 2(a) and (b): Approval of the Plans" and "--Comparison of the Subadvisory Arrangements" for additional information regarding each Fund's subadvisory arrangements.


 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans" for additional information regarding the Funds' distribution arrangements.


   Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans" for additional information regarding these services.


 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans" for additional information regarding these service agreements.


 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors or trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.


   Class Structure. The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the share classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.



           Acquired Funds               Acquiring Funds+*           Combined Funds*
           --------------               -----------------           ---------------
   A, B, C, Institutional Class I           A, B, II                  A, B, II, I

--------

+ The SunAmerica Small-Cap Growth Portfolio has not yet commenced operations and therefore has not issued shares of any class.


* The SunAmerica Multi-Cap Value Portfolio also offers Class Z shares; however, the Class Z shares of the SunAmerica Multi-Cap Value Portfolio are not involved in the Reorganization.

   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.


   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.


   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) and (b): Approval of the Plans" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.


   Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a) and (b): Approval of the Plans" below, "Pricing of Fund Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.


   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a) and (b):
Approval of the Plans" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.


   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Tax, Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a) and (b):
Approval of the Plans."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                 PRINCIPAL RISKS OF INVESTING IN THE FUNDS


   Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.


   The main differences in principal risks, each of which is discussed in further detail below, are: (i) with respect to the Mid Cap Value Funds, that
(a) the SunAmerica Multi-Cap Value Portfolio may be more subject to risks of non-diversification, (b) the NAF Mid Cap Value Fund may be more subject to small-cap risk, and (c) the SunAmerica Multi-Cap Value Portfolio may be more subject to the risks of investing in technology companies; and (ii) with respect to the Small Cap Growth Funds, that the SunAmerica Small-Cap Growth Portfolio may be more subject to the risks of investing in technology companies.


                                   All Funds

 Risks of Investing in Equity Securities

   Since each of the Funds invests primarily in equities, each is subject to the risk that the value of its equity securities may fluctuate in response to stock market movements. The performance of different types of equity stocks may decline under varying market conditions. For example, growth stocks may perform well under circumstances in which value stocks in general have fallen. In addition, individual stocks selected by the Funds may underperform the market generally.

 Risks of Non-diversification

   All Funds other than the NAF Mid Cap Value Fund are subject to the additional risks of non-diversification. Each Fund can invest a larger portion of its assets in the stock of a single company than can some other mutual funds (including the NAF Mid Cap Value Fund). By concentrating in a smaller number of stocks, the Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

 Small Cap Risk

   Each of the Funds, and particularly the Small Cap Growth Funds and the NAF Mid Cap Value Fund, invest in companies with small market capitalizations. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

 Risks of Investing in Technology Companies

   The Acquiring Funds and, to a lesser extent, the Acquired Funds, are also subject to the risks associated with investments in common stock issued by technology companies. Industries in which technology companies can be found may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in government regulation and policies.

   In addition to the above principal risks, each of the Funds may be affected to a significant degree by the following risk:


 Foreign Investment Risk

   Each Fund may invest in foreign securities. However, each Acquired Fund's investments in foreign securities are limited to 10% of its total assets, while the Acquiring Funds are not so limited. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

                                PROPOSAL NO. 1:

               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT


              THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT


Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM became a subsidiary of AIG.


   As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its "assignment." Under the Investment Company Act, a change in control of an investment adviser constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous Investment Advisory Agreement, and its automatic termination. Therefore, as described below, shareholders are being asked to approve the new Investment Advisory Agreement.


   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This has allowed AGAM to continue to serve as investment adviser for the Acquired Funds after the AIG Merger. This Rule allows under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Investment Advisory Agreement will terminate on the earlier of the effective date of the New Investment Advisory Agreement or 150 days after the completion of the AIG Merger.


   Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement. The Interim Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement on July 16-17, 2001. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to its effective date. See "--Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.


   In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the

Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds, and therefore the subadvisory agreements for the Acquired Funds do not require shareholder approval.

   In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.


   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).


Description of the New Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. If this proposal is approved but a Reorganization is not approved by the shareholders of an Acquired Fund, AGAM will continue to serve as that Acquired Fund's investment adviser under the New Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

   As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary--The Funds" for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary--Fee Tables" or "Proposals Nos. 2(a) and (b):
Approval of the Plans--The Reorganizations."


   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $139,442 was attributable to the NAF Small Cap Growth Fund and $57,112 was attributable to the NAF Mid Cap Value Fund for the period July 7, 2000 to October 31, 2000. From November 1, 1999 to July 7, 2000, the NAF Mid Cap Value Fund paid advisory fees to VALIC, an affiliate of AGAM, of $65,361. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Investment Advisory Agreement. Approval of the New Investment Advisory Agreement by one Acquired Fund is not contingent upon approval of the New Investment Advisory Agreement by any other Acquired Fund. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.


Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the AIG Merger.


   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.



 Name and Address          Position with AGAM and Principal Occupation(s)
 ----------------    ---------------------------------------------------------
 John A. Graf....... Director; Senior Vice Chairman, Asset Accumulation,
  2929 Allen Parkway American General.
  Houston, TX 77019

 Kent E. Barrett.... Director and Treasurer; Senior Vice President and General
  2929 Allen Parkway Auditor, American General.
  Houston, TX 77019


   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Secretary and Counsel of AGAM.

   John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

 Additional Payments to AGAM and its affiliates by Acquired Funds

   The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $16,007 and $6,104 were attributable to the NAF Small Cap Growth Fund and the NAF Mid Cap Value Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, provided accounting services for the NAF Mid Cap Value Fund under an accounting services agreement. For this period, the North American Funds paid VALIC, in the aggregate, $27,375 for these services. Of such amount, $2,615 was attributable to the NAF Mid Cap Value Fund.

   For the fiscal year ended October 31, 2000, AGAM was paid on Class I shares fees under the NAF Services Agreement (as defined below) of $8,767 and $7,121 by the NAF Small Cap Growth Fund and the NAF Mid Cap Value Fund, respectively. For the same period, VALIC Retirement Services Company ("VRSCO") and VALIC Investment Services Company ("VISCO"), affiliates of VALIC, were paid fees under a similar agreement of $4,268 by NAF Mid Cap Value Fund.

   For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                            Distribution and
                                                              Service Fees
                                                         ----------------------
                                                         Class
                                                           A    Class B Class C
                                                         ------ ------- -------
   NAF Small Cap Growth Fund............................ $8,617 $57,253 $22,481
   NAF Mid Cap Value Fund*..............................  2,735  22,195     494

  --------
   *  For the period July 7, 2000 to October 31, 2000.

   For the period November 1, 1999 to July 7, 2000, the NAF Mid Cap Value Fund paid an affiliate of the NAF Distributor, American General Distributors, Inc., the following distribution and service fees: $3,973 for Class A shares and $46,651 for Class B shares.

   For the period November 1, 1999 to July 7, 2000, the NAF Distributor and the underwriter to the VALIC Funds received underwriting commissions of $307,778. Of such amount, $16,222 was attributable to the NAF Mid Cap Value Fund. Of the underwriting commissions received during this period, $32,166 was retained by the NAF Distributor. The balance of such commissions was paid to American General Financial Advisors, Inc., an affiliated broker-dealer. During this period, the NAF Distributor did not receive directly or indirectly from the NAF Mid Cap Value Fund any compensation on the redemption or repurchase of Fund shares, brokerage commission or other underwriting compensation.

   The brokerage commissions paid to an affiliated broker by the NAF Mid Cap Value Fund for the fiscal year ended October 31, 2000 is set forth below. Such broker may be deemed to be an affiliate of the NAF Mid Cap Value Fund because it is an affiliate of a Subadviser of another investment portfolio of North American Funds.


   From November 1, 1999 to October 31, 2000, brokerage commissions were paid to Neuberger Berman as follows:



                                                               % of aggregate $
                                                      11/01/99    amount of
                                                         to    transactions for
Fund                                                  10/31/00    the period
----                                                  -------- ----------------
NAF Mid Cap Value Fund............................... $23,089        51.9%

            PROPOSALS NOS. 2(a) AND (b): APPROVAL OF THE PLANS


                            COMPARISON OF THE FUNDS

Investment Policies

   In addition to the principal investment policies set forth under "Summary" above, the Funds may also employ the investment policies set forth below.


   The principal differences in these investment policies, each of which is discussed in more detail below, are as follows:


   With respect to the Mid Cap Value Funds,


  . that the NAF Mid Cap Value Fund is a "diversified" fund under the Investment Company Act, and thus required to hold a greater number of securities than the SunAmerica Multi-Cap Value Portfolio,


  . the SunAmerica Multi-Cap Value Portfolio may invest a portion of its assets in non-investment grade debt securities (commonly referred to as "junk bonds"), whereas NAF Mid Cap Value Fund does not invest in junk bonds, and


  . the SunAmerica Multi-Cap Value Portfolio may invest in special situation securities, whereas NAF Mid Cap Value Fund does not generally invest in special situations.


   With respect to all Funds,


  . each Acquired Fund is limited to investing 10% or less of its total assets in foreign securities, whereas the Acquiring Funds are not subject to such a limitation, and


  . each Acquiring Fund may borrow funds in order to make additional investments or to increase its leverage, whereas the Acquiring Funds may not borrow for such a purpose.


                                   All Funds

 Foreign Securities

   All of the Funds may invest in foreign securities. The principal difference between the Funds' investment policies relating to foreign securities is that pursuant to a non-fundamental investment restriction, each Acquired Fund may invest no more than 10% of its total assets in foreign securities (not including American Depositary Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers), while the Acquiring Funds are not subject to such a limitation. The SunAmerica Multi-Cap Value Portfolio may invest a significant amount of its assets in foreign securities.


 Diversification


   The NAF Mid Cap Value Fund is a diversified fund. This means that with respect to 75% of its total assets: (i) not more than 5% may be invested in the securities of a single issuer (excluding U.S. government securities); and (ii) it may not hold more than 10% of the outstanding voting securities of any single issuer. This diversification policy is fundamental for the NAF Mid Cap Value Fund. The NAF Small Cap Growth Fund and the Acquiring Funds are non-diversified and are not subject to such diversification requirements.


 Borrowing


   The Acquired Funds may borrow money from banks for temporary or emergency purposes (for example, to meet shareholder redemption requests), but may not borrow to obtain funds to make additional investments or to increase the leverage of their current investments. The Acquired Funds may enter into reverse repurchase agreements and employ similar investment techniques and pledge assets in connection with such borrowing up to 33 1/3% of the value of their respective total assets. The Acquiring Funds may also borrow up to 33 1/3% of the value of their respective total assets for temporary or emergency purposes, and may borrow for investment purposes to the maximum extent permissible under the Investment Company Act (i.e., currently 33 1/3% of total assets). The borrowing policy is a fundamental policy for all Funds.


 Fixed-Income Securities


   All Funds may invest in fixed-income securities, primarily investment grade debt securities. The SunAmerica Multi-Cap Value Portfolio may invest in debt securities that its advisers expect to have the potential for capital appreciation, including debt securities rated below "BBB" by Standard & Poor's, or "Baa" by Moody's Investors Services, Inc. or, if unrated, determined by its advisers to be of comparable quality (commonly referred to as "junk bonds"). The SunAmerica Small-Cap Growth Portfolio may invest up to 20% of its total assets in investment grade debt securities and preferred stocks that are not convertible into common stocks.


 Special Situations


   The NAF Small Cap Growth Fund and both Acquiring Funds may invest in special situation securities. A special situation arises when, in the opinion of a Fund's adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. The NAF Mid Cap Value Fund does not generally invest in special situations.

 Short-Term Investments for Liquidity

   All of the Funds may make short-term investments, which include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses. Each Acquiring Fund may invest up to 25% of its total assets in both U.S. and non-U.S. dollar denominated money market instruments for liquidity purposes (to meet redemptions and expenses) or to generate a return on idle cash held in a Portfolio's portfolio during periods when the adviser is unable to locate favorable investment opportunities.

 Defensive Instruments

   All of the Funds may invest in defensive instruments. Defensive instruments include high quality fixed income securities and money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions.

 Options and Futures

   Each Fund may invest in options and futures. Each Fund may purchase or write call and put options on securities, foreign currencies, securities indices and futures. Each Fund may sell (write) only covered call options; that is, the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements. After writing such a covered call, up to 25% of an Acquiring Fund's total assets may be subject to calls. Each Fund may also write put options. The Acquired Funds may not write a put option if, as a result, the Fund would be required to segregate more than 50% of its assets to cover its potential obligations other than those with respect to futures contracts, whereas the Acquiring Funds are subject to no such restriction.


 Initial Public Offerings ("IPOs")

   Each of the Funds may participate in the IPO market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

 Lending of Portfolio Securities

   Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions to earn additional income, and, consistent with applicable regulatory requirements, such loans are limited to 33 1/3% of each Fund's total assets. The lending policy is a fundamental policy for all Funds.




 Illiquid Securities

   No Fund may invest more than 15% of its net assets in illiquid securities. The restriction on ownership of illiquid securities is a non-fundamental policy for all Funds.


 Short Sales

   The Acquiring Funds may engage in short sales. However, an Acquiring Fund may not enter into a short sale, including a "short sale against the box," if, as a result, more than 25% of its net assets would be subject to such short sales. The Acquired Funds may not engage in short sales, except short sales against the box. This short sales policy is non-fundamental for all Funds.

Directors and Officers

   SunAmerica Style Select Series is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Directors.

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Style Select Series and performs various duties imposed on directors of investment companies by the Investment Company Act and under Maryland law. Directors and officers of SunAmerica Style Select Series are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Directors and Officers" in the Acquiring Funds Statement.

   The following table lists the Directors and executive officers of SunAmerica Style Select Series, their ages, and principal occupations during the past five years. The business address for each Director and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Style Select Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Director is an interested person of SunAmerica Style Select Series within the meaning of
Section 2(a)(19) of the Investment Company Act.


                              Position with the    Principal Occupations During
   Name, Age and Address            Fund                   Past 5 Years
   ---------------------    --------------------- -----------------------------
 S. James Coppersmith, 68.. Director              Retired; formerly, President
                                                  and General Manager, WCVB-TV,
                                                  a division of the Hearst
                                                  Corp. (1982 to 1994);
                                                  Director/Trustee of SAMF and
                                                  Anchor Series Trust ("AST").

 Samuel M. Eisenstat, 60... Chairman of the Board Attorney, solo practitioner;
                                                  Chairman of the Boards of
                                                  Directors/Trustees of SAMF
                                                  and AST.

 Stephen J. Gutman, 58..... Director              Partner and Managing Member
                                                  of B.B. Associates LLC
                                                  (menswear specialty retailing
                                                  and other activities) since
                                                  June 1988; Director/Trustee
                                                  of SAMF and AST.

                                                  Principal Occupations During
  Name, Age and Address  Position with the Fund           Past 5 Years
  ---------------------  ---------------------- -------------------------------
 Peter A. Harbeck*, 47.. Director and President Director and President, SAAMCo,
                                                since August 1995; Director,
                                                AIG Asset Management
                                                International, Inc. ("AIGAMI")
                                                since February 2000; Managing
                                                Director, John McStay
                                                Investment Counsel, L.P.
                                                ("JMIC") since June 1999;
                                                Director, SACS, since August
                                                1993; Director and President,
                                                SunAmerica Fund Services, Inc.
                                                ("SAFS"), since May 1988;
                                                President, SAMF and AST.

 Sebastiano Sterpa, 72.. Director               Founder and Chairman of the
                                                Board of the Sterpa Group (real
                                                estate) since 1962; Director,
                                                Real Estate Business Service
                                                and Countrywide Financial;
                                                Director/Trustee of SAMF.

 J. Steven Neamtz, 42... Vice President         Executive Vice President,
                                                SAAMCo, since April 1996;
                                                Director and Chairman of the
                                                Board, AIGAMI, since February
                                                2000; Vice President, SAMF,
                                                since November 1999; Director
                                                and President, SACS, since
                                                April 1996.

 Peter C. Sutton, 36.... Treasurer              Senior Vice President, SAAMCo,
                                                since April 1997; Vice
                                                President, AIGAMI, since
                                                February 2000; Treasurer and
                                                Controller of Seasons Series
                                                Trust ("Seasons"), SunAmerica
                                                Series Trust ("SAST")
                                                and Anchor Pathway Fund ("APF")
                                                since February 2000; Treasurer
                                                of SAMF and AST since February
                                                1996; Vice President of SAST
                                                and APF since 1994; formerly
                                                Assistant Treasurer of SAST and
                                                APF from 1994 to February 2000;
                                                Vice President, Seasons, since
                                                April 1997; formerly Vice
                                                President, SAAMCo, from 1994 to
                                                1997.

 Robert M. Zakem, 43.... Secretary and Chief    Senior Vice President and
                         Compliance Officer     General Counsel, SAAMCo, since
                                                April 1993; Vice President,
                                                General Counsel and Assistant
                                                Secretary, AIGAMI, since
                                                February 2000; Executive Vice
                                                President, General Counsel and
                                                Director, SACS, since August
                                                1993; Vice President, General
                                                Counsel and Assistant
                                                Secretary, SAFS, since January
                                                1994; Vice President, SAST, APF
                                                and Seasons; Assistant
                                                Secretary, SAST and APF, since
                                                September 1993; Assistant
                                                Secretary, Seasons, since April
                                                1997.


   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

 Dr. Judith L. Craven, 55.. Retired Administrator. Trustee, North American
  3212 Ewing Street         Funds Variable Product Series II, 15 investment
  Houston, TX 77004         portfolios (November 1998 to present); Director,
                            North American Funds Variable Product Series I, 21
                            investment portfolios (August 1998 to present);
                            Director, USLIFE Income Fund, Inc. (November 1998
                            to present); Director, Compaq Computer Corporation
                            (1992 to present); Director, A.G. Belo Corporation,
                            a media company (1992 to present); Director, Sysco
                            Corporation, a food marketing and distribution
                            company (1996 to present); Director, Luby's Inc., a
                            restaurant chain (1998 to present); Director,
                            University of Texas Board of Regents (May 2001 to
                            present); Formerly, Director, CypressTree Senior
                            Floating Rate Fund, Inc. (June 2000 to May 2001);
                            Formerly, President, United Way of the Texas Gulf
                            Coast, a not for profit organization (1992 to
                            1998); Formerly, Director, Houston Branch of the
                            Federal Reserve Bank of Dallas (1992 to 2000);
                            Formerly, Board Member, Sisters of Charity of the
                            Incarnate Word (1996 to 1999).

 William F. Devin, 63...... Member of the Board of Governors, Boston Stock
  44 Woodland Road          Exchange (1985 to present). Formerly, Executive
  Braintree, MA 02184       Vice President, Fidelity Capital Markets, a
                            division of National Financial Services Corporation
                            (1966-1996); Formerly, Director, CypressTree Senior
                            Floating Rate Fund, Inc. (October 1997 to May
                            2001).

   SunAmerica Style Select Series pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Style Select Series' net assets) of an aggregate of up to $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Style Select Series receive no direct remuneration in such capacity from SunAmerica Style Select Series or any of the Acquiring Funds.

   In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Style Select Series' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Style Select Series, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Style Select Series. SunAmerica Style Select Series also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Directors (and Trustees) of SAMF and AST have adopted the SunAmerica Disinterested Directors' and Trustees' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director who has at least 10 years of consecutive service as a disinterested Director of any of SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Board for the fiscal year ended October 31, 2000, except as otherwise indicated. Neither the Directors who are interested persons of SunAmerica Style Select Series nor any officers of SunAmerica Style Select Series receive any compensation.

                                                                                Total Compensation
                                               Pension or                        From Registrant
                             Aggregate     Retirement Benefits Estimated Annual  and Fund Complex
                         Compensation from Accrued as Part of   Benefits Upon        Paid to
     Trustee                Registrant        Fund Expenses      Retirement*       Directors**
     -------             ----------------- ------------------- ---------------- ------------------
S. James Coppersmith....      $18,151            $41,897           $29,670           $67,500
Samuel M. Eisenstat.....      $19,166            $41,033           $46,083           $71,500
Stephen J. Gutman.......      $18,151            $42,230           $60,912           $67,500
Sebastiano Sterpa***....      $18,972            $10,579           $ 7,900           $45,833

--------
* Assuming participant elects to receive benefits in 15 yearly installments. ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
*** Mr. Sterpa is not a trustee of AST.

Management Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. Each has delegated portfolio management responsibility to one or more Subadvisers.


   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the AIG Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.


   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

   The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1: Approval of the New Investment Advisory Agreement-- Description of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary-- The Funds--Comparison of the Funds--All Funds--Management Arrangements."

   The effective advisory fees payable by each Acquiring Fund under the SunAmerica Investment Advisory Agreement are at a higher annual rate than the advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement. However, the net operating expenses of the Multi-Cap Value Combined Fund will be the same as those of the NAF Mid Cap Value Fund after the expense waivers and fee reimbursements with respect to the Combined Fund have been taken into account. It should be noted that the Combined Fund expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Directors. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. See "Proposals Nos. 2(a) and (b): Approval of the Plans."


   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganization, the net assets of the Multi-Cap Value Combined Fund will increase by the amount of the net assets of the NAF Mid Cap Value Fund. In addition, it is expected that the fixed expenses of the Small-Cap Growth Combined Fund would over time be spread over a larger asset base which may result in potential economies of scale. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations, is discussed above under "Summary--The Funds--Comparison of the Funds--All Funds--Management Arrangements."

   The SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more Subadvisers to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.


   Subadvisory Arrangements. In addition to the ability to retain Subadvisers under their respective investment advisory agreements referenced above, each of AGAM and SAAMCo is authorized to retain (or change) such Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. SAAMCo and AGAM are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively.

AGAM and SAAMCo have each retained Subadvisers for the Acquired Funds and Acquiring Funds, respectively, pursuant to their respective "Manager of Managers" order. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds and subadvised by the Subadvisers to the Acquiring Funds.


 Comparison of the Subadvisory Arrangements

   The current Subadvisers of the Acquired Funds and the Acquiring Funds, as well as certain information regarding each Subadviser are set forth below. As compensation for their services, the Subadvisers to the Acquired Funds and the Acquiring Funds receive fees from AGAM and SAAMCo, respectively, computed separately for each Fund. Such fees are paid out of AGAM's and SAAMCo's advisory fee, respectively, at no additional cost to the respective Funds or their shareholders.


 Acquired Fund:           Subadviser:            Information:
 --------------           -----------            ------------
 NAF Small Cap Growth     CSAM                   CSAM is a wholly owned
  Fund                    466 Lexington Avenue   subsidiary of Credit Suisse
                          New York, NY 10017     Group, one of the largest
                                                 financial services companies
                                                 in the world, and comprises
                                                 the U.S. arm of Credit Suisse
                                                 Group's Credit Suisse Asset
                                                 Management division. CSAM,
                                                 together with its predecessor
                                                 firms, has been engaged in
                                                 the investment advisory
                                                 business for over 60 years.
                                                 As of June 30, 2001, the
                                                 Credit Suisse Asset
                                                 Management Division had
                                                 global assets under
                                                 management of approximately
                                                 $280 billion, of which
                                                 approximately $86.3 billion
                                                 was managed by CSAM.

 NAF Mid Cap Value Fund   NBM                    NBM and its predecessor firms
                          605 Third Avenue       have specialized in the
                          Second Floor           management of no-load mutual
                          New York, NY 10158     funds since 1950. As of June
                                                 30, 2001, NBM and its
                                                 affiliates managed
                                                 approximately $58.2 billion
                                                 in aggregate net assets.

 SunAmerica Small-Cap     CSAM                   See above.
  Growth Portfolio        466 Lexington Avenue
                          New York, NY 10017

                          Oberweis               Oberweis is 100% employee and
                          951 Ice Cream Drive    family owned. It is a small-
                          Suite 200              and mid-sized growth stock
                          North Aurora, IL 60542 advisor and has approximately
                                                 $250 million of assets under
                                                 management. Oberweis'
                                                 investment philosophy is
                                                 based on a bottom-up
                                                 fundamental approach in
                                                 investing, focusing on style
                                                 consistency. It makes buy
                                                 decisions based on a
                                                 company's earnings growth,
                                                 price-to-earnings ratio,
                                                 earning acceleration, price-
                                                 to-sales ratios, quality of
                                                 earnings, and revenue growth.
                                                 Oberweis' sell criteria is
                                                 based on the following:
                                                 negative revenue or earnings
                                                 comparison; deteriorating
                                                 long-term fundamentals; and
                                                 significant decline in
                                                 relative strength.


 Acquired Fund:           Subadviser:           Information:
 --------------           -----------           ------------
                          Baron                 Baron is a wholly owned
                          767 Fifth Avenue      subsidiary of Baron Capital
                          New York, NY 10153    Group, a 100% employee-owned
                                                company. Baron and its
                                                affiliates offer their
                                                investment management services
                                                as separate accounts and
                                                through commingled mutual
                                                funds, investment partnerships
                                                and variable annuity products.
                                                As of June 30, 2001, Baron had
                                                approximately $6.3 billion in
                                                assets under management.

 SunAmerica Multi-Cap     Davis                 Davis is a Colorado limited
  Value Portfolio         2949 East Elvira Road partnership. As of August 31,
                          Suite 101             2001, Davis had assets under
                          Tucson, AZ 85706      management of approximately
                                                $40 billion.
                          J.P. Morgan Fleming   J.P. Morgan Fleming is a
                          522 Fifth Avenue      wholly owned subsidiary of
                          New York, NY 10036    J.P. Morgan Chase & Co. and is
                                                part of its investment
                                                management division, J.P.
                                                Morgan Fleming Asset
                                                Management. J.P. Morgan
                                                Fleming provides investment
                                                advisory services to a
                                                substantial number of
                                                institutional and other
                                                investors, including other
                                                registered investment
                                                advisers. As of June 30, 2001,
                                                J.P. Morgan Fleming, together
                                                with its affiliated companies,
                                                had approximately $600 billion
                                                in assets under management.
                          American Century      American Century is a Delaware
                          4500 Main Street      corporation. As of June 30,
                          Kansas City, MO 64111 2001, American Century had
                                                approximately $94 billion in
                                                total assets under management.


   Each of the Subadvisory Agreements between SAAMCo and its Subadvisers (the "SunAmerica Subadvisory Agreements") is similar to each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), except for certain matters, including the subadvisory fees, the effective dates and the identity and number of Subadvisers.

   Under the terms of each of the NAF Subadvisory Agreements, the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

   Each Acquiring Fund provides investors with access to three different professional Subadvisers, each with a distinct investment methodology within a particular investment style. Each Subadviser manages a separate portion of an Acquiring Fund. Under the terms of each SunAmerica Subadvisory Agreement, SAAMCo initially allocates the assets of each Acquiring Fund equally among the Subadvisers and will also allocate new cash from share purchases and redemption requests equally among the Subadvisers, unless SAAMCo determines, subject to review of the SunAmerica Board, that a different allocation of assets would be in the best interests of the Acquiring Fund and its shareholders. SAAMCo reviews, on a quarterly basis, the asset allocation in each Acquiring Fund to ensure that no portion of assets managed by a Subadviser exceeds that portion managed by any other Subadviser to the Acquiring Fund by more than 5%. If such a condition exists, SAAMCo will then re-allocate cash flows among the Subadvisers, differently from the manner described above, in an effort to reflect a re-balancing of the Acquiring Fund's asset allocation. SAAMCo does not intend, but reserves the right, subject to the review of the SunAmerica Board, to reallocate assets from one Subadviser to another when it would be in the best interests of the Acquiring Fund and its shareholders to do so.

   As compensation for their services, the Subadvisers to the Acquired Funds receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. Absent any applicable fee waivers, the fee rate that AGAM is obligated to pay to each Subadviser under its respective Subadvisory Agreement is as follows: for the NAF Small Cap Growth Fund, AGAM pays the Subadviser a fee at the rate of up to 0.550% of net assets and for the NAF Mid Cap Value Fund, AGAM pays the Subadviser a fee at the rate of 0.500% on the first $100 million, 0.475% between $100 million and $250 million, 0.450% between $250 million and $500 million, 0.425% between $500 million and $750 million, and 0.400% on the excess over $750 million.

   As compensation for their services, the Subadvisers to the Acquiring Funds receive fees from SAAMCo computed separately for each Acquiring Fund equal to a percentage of the average daily net assets of the portion of the Acquiring Fund allocated to the Subadviser. Such fees are paid out of SAAMCo's advisory fee at no additional cost to the Acquiring Funds or their shareholders. SAAMCo pays fees to the Subadvisers for each Acquiring Fund at the following aggregate annual rates, expressed as a percentage of the assets of each Acquiring Fund, as follows: for the SunAmerica Small-Cap Growth Portfolio, 0.55% and for the SunAmerica Multi-Cap Value Portfolio, 0.50%.


Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                                                                           Account
      Acquired         Acquiring                                         Maintenance
     Fund Class        Fund Class           Distribution Fee           and Service Fee
     ----------        ----------           ----------------           ---------------
         A                 A                     0.10%                      0.25%
         B                 B                     0.75%                      0.25%
         C                 II                    0.75%                      0.25%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fees for Class I

   The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares of the SunAmerica Multi-Cap Value Portfolio, SAFS receives reimbursements from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.


    Purchase, Redemption
   and Exchange Features             Acquired Funds                Acquiring Funds
   ---------------------      ----------------------------  ----------------------------
Minimum initial investment    .non-retirement accounts:     .non-retirement accounts:
                              $1,000                        $500
                              .retirement accounts: $50     .retirement accounts: $250
                              . automatic investment        . dollar cost averaging:
                                programs: $50                 $500 to open

                              Class B shares are available
                              for purchases of $250,000 or
                              less

                              Class C shares are available
                              for purchases under $1
                              million

                              Institutional Class I shares
                              are available for purchases
                              of $1 million or more

Minimum subsequent            $50                           .non-retirement account:
 investments                                                $100
                                                            .retirement account: $25
                                                            . dollar cost averaging: at
                                                              least $25 per month

    Purchase, Redemption
   and Exchange Features             Acquired Funds                Acquiring Funds
   ---------------------      ----------------------------  ----------------------------
Initial Sales Charge (as a    Class A: 5.75% Class B: None  Class A: 5.75%
percentage of offering        Class B: None                 Class II: 1.00% Class I:
 price)                                                     None (a)
                              Class C: None                 Initial sales charge is
                                                            waived for certain investors
                              Institutional Class I: None
                              Purchases over $1 million
                              are sold
                              without an initial sales
                              charge

Deferred Sales Charge         Class A: Purchases of shares  Class A: Purchases of Class
                              worth $1 million or more      A shares of $1 million or
                              that are sold without an      more that are redeemed
                              initial sales charge and      within a certain period of
                              redeemed within 1 year are    time are subject to a CDSC
                              subject to a 1% CDSC at       (1% for redemptions within
                              redemption (c)                one year of purchase and
                                                            0.50% for redemptions after
                                                            the first year and within
                                                            the second year of purchase)
                                                            (c)

                              Class B: Shares redeemed      Class B: Shares redeemed
                              within 6                      within 6
                              years are subject to a CDSC   years are subject to a CDSC
                              (b)(c)                        (b)(c)

                              Class C: Shares redeemed      Class II: Shares redeemed
                              within one year are subject   within 18 months after
                              to a 1% CDSC (c)              purchase are subject to a 1%
                                                            CDSC (c)

                              Institutional Class I: None   Class I: None (a)

Purchases                     By mail (check), wire or      By mail (check), wire or
                              through                       through a
                              broker-dealers                broker or financial advisor

Redemption                    Class A, Class B and Class    By mail (any amount), wire,
                              C: By mail, wire (if a        telephone (for amounts less
                              minimum of $1,000),           than $100,000) or through a
                              telephone or through broker-  broker or financial advisor
                              dealers

                              Institutional Class I:        Class I: Contact the
                              Contact the financial         financial intermediary or
                              intermediary or other         other organization from whom
                              organization from whom        shares were purchased (a)
                              shares were purchased

Conversion                    Class B shares automatically  Class B shares automatically
                              convert into Class A shares   convert into Class A shares
                              eight years after purchase    approximately eight years
                                                            after purchase

    Purchase, Redemption
   and Exchange Features             Acquired Funds                Acquiring Funds
   ---------------------      ----------------------------  ----------------------------
Exchanges                     Shares of an Acquired Fund    Shares of an Acquiring Fund
                              may be exchanged for shares   may be exchanged for shares
                              of the same class of any      of the same class of any
                              other Acquired Fund or other  other fund distributed by
                              series of North American      SACS
                              Funds

                              For Institutional Class I
                              shares, all or a part of an
                              existing plan balance may be
                              exchanged from one
                              investment option to another
                              if permitted by an employer
                              retirement plan

--------
(a) Although not currently offered by the SunAmerica Multi-Cap Value Portfolio, Class I shares will be offered by the Multi-Cap Value Combined Fund upon consummation of the Reorganization.
(b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                           CDSC on shares being sold

                                                              Acquired Acquiring
     Years after Purchase                                      Funds     Funds
     --------------------                                     -------- ---------
     1st year................................................  5.00%     5.00%
     2nd year................................................  5.00%     4.00%
     3rd year................................................  4.00%     3.00%
     4th year................................................  3.00%     3.00%
     5th year................................................  2.00%     2.00%
     6th year................................................  1.00%     1.00%
     7th year and thereafter.................................   None      None

(c) The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.


 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.


   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each of the Funds declares and pays capital gains and income dividends, if any, annually. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and
Distributions" in the Acquiring Funds Statement.

   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, the SunAmerica Multi-Cap Value Portfolio also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

   Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. These programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or

Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.


   Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance. The SunAmerica Small-Cap Growth Portfolio has been recently created and has not commenced operations; consequently, it does not have an investment performance record. After the Reorganization, the SunAmerica Small-Cap Growth Combined Fund, as the successor to the NAF Small Cap Growth Fund, will assume and publish the investment performance record of the NAF Small Cap Growth Fund. See "Performance Information" in the Acquired Funds Statement for information about the NAF Small Cap Growth Fund's performance.


   Important information about the SunAmerica Multi-Cap Value Portfolio is also contained in management's discussion of the SunAmerica Multi-Cap Value Portfolio's performance in the Annual Report to Shareholders of SunAmerica Style Select Series for the year ended October 31, 2000, which accompanies this Proxy Statement and Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.


                          Average Annual Total Returns
                         (Periods ended June 30, 2001)


                                       NAF Mid Cap Value Fund
                 ------------------------------------------------------------------
                                                                    Institutional
                     Class A          Class B          Class C         Class I
                 ---------------- ---------------- --------------- ----------------
Year to Date....      -6.94%           -6.63%           -2.64%          -1.33%
One year........      11.99%           12.92%            N/A            18.78%
Three Year......       N/A              N/A              N/A             N/A
Five year.......       N/A              N/A              N/A             N/A
Ten year........       N/A              N/A              N/A             N/A
Since Incep-
 tion...........      19.52%           19.87%           13.75%          22.19%
                 (since 11/02/98) (since 11/02/98) (since 7/31/00) (since 11/02/98)
                       SunAmerica Multi-Cap Value Portfolio*
                 --------------------------------------------------
                     Class A          Class B          Class II
                 ---------------- ---------------- ----------------
Year to Date....      -5.00%           -4.49%           -1.49%
One year........       2.27%            2.84%            5.76%
Three Year......       2.77%            3.25%            3.83%
Five year.......       N/A              N/A              N/A
Ten year........       N/A              N/A              N/A
Since Incep-
 tion...........       9.39%            9.80%            8.52%
                 (since 11/19/96) (since 11/19/96) (since 11/19/96)

--------

* SAAMCo has waived certain fees. Absent such waivers, the returns for the Acquiring Fund shown above would be lower.



Shareholder Rights

   Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund director.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distributions and Taxes" in the Acquiring Funds Prospectus.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Funds' Subadvisers may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. In addition, the SunAmerica Board may instruct a Subadviser to direct brokerage to certain broker-dealers under an agreement whereby those broker-dealers would pay designated Fund expenses. Currently, the Acquiring Funds have such an agreement with each of Lynch, Jones & Ryan and Instinet Corporation. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

   The table below sets forth the portfolio turnover rates for the Acquired Funds and the Acquiring Funds for the fiscal year ended October 31, 2000. The SunAmerica Small-Cap Growth Portfolio has been recently created and has not yet commenced operations; consequently, it does not have portfolio turnover figures. Some of these portfolio turnover rates exceed 100%. A 100% turnover rate would occur if all of the securities in the portfolio were replaced during this period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders who hold their shares in taxable accounts.



                                                                                  SunAmerica
                                                                                  Multi-Cap
                NAF Small Cap               NAF Mid Cap                             Value
                 Growth Fund                Value Fund                            Portfolio
                -------------               -----------                           ----------
                    222%                       191%                                  95%


Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of the NAF Small Cap Growth Fund, NAF Mid Cap Value Fund and the SunAmerica Multi-Cap Value Portfolio. If the Reorganizations are completed, it is anticipated that PricewaterhouseCoopers LLP will continue to serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.


 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, Missouri 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.


 Capital Stock

   Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and

Institutional Class I. Each Acquiring Fund is authorized to issue one hundred million shares of common stock, par value $0.0001 per share, divided into four classes, designated Class A, Class B, Class II and Class I, in the case of SunAmerica Small-Cap Growth Portfolio and five classes, designated Class A, Class B, Class II, Class I and Class Z, in the case of SunAmerica Multi-Cap Value Portfolio. See "--Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Style Select Series Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary--Fee Tables" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II:
Fees and Expenses of the North American Funds--Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights--What are the Portfolios' Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans--Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.


   North American Funds is organized as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of North American Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Acquired Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Acquired Fund's assets and operations, the possibility that such a Fund would be unable to meet its obligations is remote and North American Funds believes that the risk of personal liability to shareholders is therefore also remote. SunAmerica Style Select Series is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for the obligations of a corporation.


 Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.


   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.


   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under

"Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.


 Expenses

   All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission; however, there is no assurance that it will be received. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.


 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

  . Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  . The historical performance records of the Acquired Funds and SunAmerica
    Multi-Cap Value Portfolio.

  . The gross and net expense ratios of the Acquired Funds and the SunAmerica
    Multi-Cap Value Portfolio before the Reorganizations, the anticipated gross and net expense ratios of the SunAmerica Small-Cap Growth Portfolio and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.


  . The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations, including the potential benefits to shareholders from the multi-managed style of the Acquiring Funds.

   In addition, the net assets of the SunAmerica Multi-Cap Value Portfolio would increase by the amount of the net assets of the NAF Mid Cap Value Fund at the time of the Reorganization. The table below sets forth the total net assets of each of the Acquired Funds and each of the Acquiring Funds (for the share classes involved in the Reorganizations), in each case as of April 30, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date. The SunAmerica Small-Cap Growth Portfolio is newly created and has not yet commenced operations. Accordingly, it had no assets as of such date.


                                Total Net Assets
                              as of April 30, 2001

NAF Small Cap Growth Fund  SunAmerica Small-Cap       Pro Forma Combined
 Class                      Growth Portfolio          Small-Cap
 A      $ 6,010,061          Class A        N/A        Growth Fund
 Class                       Class B        N/A         Class
 B      $13,129,968          Class II       N/A         A      $ 6,010,061
 Class                         Total        N/A         Class
 C      $ 2,720,243                                     B      $13,129,968
 Institutional                                          Class
 Class                                                  II     $ 2,720,243
 I      $12,237,321                                     Class I 12,237,321
   Total$34,097,593                                       Total$34,097,593

NAF Mid Cap Value Fund     SunAmerica Multi-Cap       Pro Forma Multi-Cap
 Class                      Value Portfolio           Value
 A      $ 3,652,499          Class                     Combined Fund
 Class                       A     $ 53,250,400         Class
 B      $10,323,022          Class                      A     $ 56,898,739
 Class                       B     $ 81,284,197         Class
 C      $ 4,471,817          Class                      B     $ 91,595,462
 Institutional               II    $ 18,351,737         Class
 Class                         Total$152,886,334        II    $ 22,818,462
 I      $11,971,543                                     Class
   Total$30,418,881                                     I     $ 11,957,909
                                                          Total$183,270,572

   The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the SunAmerica Multi-Cap Value Portfolio and the NAF Mid Cap Value Fund, but the effect would be more significant in the case of shareholders of the NAF Mid Cap Value Fund. This is because the NAF Mid Cap Value Fund is smaller than the SunAmerica Multi-Cap Value Portfolio and will benefit more from potential economies of scale. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for both Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply. The net operating expenses of the Multi-Cap Value Combined Fund (on a pro forma basis, assuming the applicable Reorganization had been completed on April 30, 2001) would be the same as the NAF Mid Cap Value Fund after contractual expense waivers and fee reimbursements with respect to the Multi-Cap Value Combined Fund have been taken into account. The net operating expense ratio of the Small-Cap Growth Combined Fund (on a pro forma basis, assuming the applicable Reorganization had been completed on April 30, 2001) would be higher than the net operating expense ratio of the NAF Small Cap Growth Fund. However, AGAM is contractually obligated to provide the fee reductions and expense reimbursements with respect to the NAF Small Cap Growth Fund referenced in the "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements to the NAF Small Cap Growth Fund past this date. It should be noted that the Combined Fund expense waivers and fee reimbursements will continue indefinitely subject to termination by the SunAmerica Board, including a majority of the Independent Directors. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of April 30, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above.

   In addition to the potential economies of scale which may be realized through combination of the Mid Cap Value Funds, the NAF Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.


   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Funds to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and the Acquiring Funds have substantially the same or similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.


   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan. Approval of the respective Plan by one Acquired Fund is not contingent upon the approval of the respective Plan by any other Acquired Fund.


   The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund,
(iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.


   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. This paragraph is not relevant for the NAF Small Cap Growth Fund because its Acquiring Fund is newly-formed.


   To the extent that an Acquired Fund has loss carry-forwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carry-forwards after the Reorganization.


   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.


 Status as a Regulated Investment Company

   The Acquired Funds and SunAmerica Multi-Cap Value Portfolio have elected and qualified, and SunAmerica Small-Cap Growth Portfolio intends to elect and qualify, to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

 The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund (with respect to the share classes involved in the Reorganizations) as of April 30, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As a newly created portfolio of SunAmerica Style Select Series, the SunAmerica Small-Cap Growth Portfolio had no assets as of such date.


                                                                      SunAmerica Small-Cap
                           NAF Small Cap Growth Fund                    Growth Portfolio
                 --------------------------------------------- -----------------------------------
                  Class A     Class B    Class C     Class I     Class A     Class B    Class II
                 ---------- ----------- ---------- ----------- ----------- ----------- -----------
Total Net
Assets.......... $6,010,061 $13,129,968 $2,720,243 $12,237,321         N/A         N/A         N/A
Shares
Outstanding.....    434,662     981,464    203,251     882,940         N/A         N/A         N/A
Net Asset Value
Per Share....... $    13.83 $     13.38 $    13.38 $     13.86         N/A         N/A         N/A
                                                                      SunAmerica Multi-Cap
                            NAF Mid Cap Value Fund                       Value Portfolio
                 --------------------------------------------- -----------------------------------
                  Class A     Class B    Class C     Class I     Class A     Class B    Class II
                 ---------- ----------- ---------- ----------- ----------- ----------- -----------
Total Net
Assets.......... $3,652,499 $10,323,022 $4,471,817 $11,971,543 $53,250,400 $81,284,197 $18,351,737
Shares
Outstanding.....    260,542     755,803    328,483     855,550   3,313,648   5,226,165   1,180,181
Net Asset Value
Per Share....... $    14.02 $     13.66 $    13.61 $     13.99 $     16.07 $     15.55 $     15.55
                    Pro Forma Combined Small-Cap Growth Fund
                 -----------------------------------------------
                   Class A     Class B    Class II     Class I
                 ----------- ----------- ----------- -----------
Total Net
Assets.......... $ 6,010,061 $13,129,968 $ 2,720,243 $12,237,321
Shares
Outstanding.....     434,662     981,464     203,251     882,940
Net Asset Value
Per Share....... $     13.83 $     13.38 $     13.38 $     13.86
                      Pro Forma Combined Mid-Cap Value Fund
                 -----------------------------------------------
                   Class A     Class B    Class III    Class I
                 ----------- ----------- ----------- -----------
Total Net
Assets.......... $56,898,739 $91,595,462 $22,818,462 $11,957,909
Shares
Outstanding.....   3,540,676   5,889,269   1,467,430     741,114
Net Asset Value
Per Share....... $     16.07 $     15.55 $     15.55 $     16.07


 The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

                                    GENERAL

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

   The Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern Time.


Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement and the respective Plan.

   It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.


                                                                 Institutional
                            Class A      Class B      Class C       Class I
                             Shares       Shares       Shares       Shares      Total Shares
                          ------------ ------------ ------------ ------------- --------------
NAF Small Cap Growth
 Fund...................  433,727.4590 993,405.5720 196,537.2420 984,551.1010  2,608,221.3740
NAF Mid Cap Value Fund..  269,355.8850 819,547.3120 398,806.4320 903,050.7180  2,390,760.3470

Security Ownership of Certain Beneficial Owners and Management of the Funds

   To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:


                                                                                          Percentage of
                                                                                         Class of Shares
                                                                                               of
                                                                                          Combined Fund
                                                                                              After
                                                                                               the
                                                                   Percentage of        Reorganization on
                                                                Class of Shares and        a Pro Forma
   Name of Fund           Name and Address of Shareholder        Type of Ownership           Basis*
   ------------           -------------------------------   --------------------------- -----------------
NAF Small Cap Growth     Moderate Growth Lifestyle Fund     18.29% of Institutional     18.29% of Class I
 Fund................... c/o VALIC                          Class I, owned of record
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Seed Account                 19.41% of Institutional     19.41% of Class I
                         Attn: Greg Kingston                Class I, owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         Aggresive Growth                   24.66% of Institutional     24.66% of Class I
                         Lifestyle Fund                     Class I, owned of record
                         c/o VALIC
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Trust as Custodian           15.27% of Institutional     15.27% of Class I
                         FBO Hamot Health Foundation 403B   Class I, beneficially owned
                         Attn: Kathleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         VALIC Trust as Custodian           8.30% of Institutional      8.30% of Class I
                         FBO High Point Regional            Class I, beneficially owned
                         Hospital
                         Attn: Kathleen Janos
                         2929 Allen Parkway #L3-00
                         Houston, TX 77019-7100

                         Conservative Growth Lifestyle Fund 7.94% of Institutional      7.94% of Class I
                         c/o VALIC                          Class I, owned of record
                         Attn: Greg Seward
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Seed Account                 22.28% of Class A,          22.28% of Class A
                         Attn: Greg Kingston                owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                         VALIC Seed Account                 6.30% of Class B,           6.30% of Class B
                         Attn: Greg Kingston                owned of record
                         2919 Allen Parkway #L7-01
                         Houston, TX 77019-2142

                                                                                             Percentage of
                                                                                           Class of Shares of
                                                                    Percentage of         Combined Fund After
                                                                 Class of Shares and     the Reorganization on
   Name of Fund            Name and Address of Shareholder        Type of Ownership        a Pro Forma Basis*
   ------------           ---------------------------------- --------------------------- ----------------------
                          First Union FBO                    6.49% of Class C,              6.49% of Class C
                          Christian Barton PSP               beneficially owned
                          FBO JE Betts P/S/P
                          U/S/D 2/1/79
                          A/C #5041140787
                          Trust Operations
                          1525 West WT Harris
                          Blvd NC1151
                          Charlotte, NC 28262-8522

NAF Mid Cap Value Fund..  Aggressive Growth                  23.33% of Institutional       23.33% of Class I
                          Lifestyle Fund                     Class I, owned of record
                          c/o VALIC
                          Houston,TX 77019

                          Moderate Growth                    26.53% of Institutional       26.53% of Class I
                          Lifestyle Fund                     Class I, owned of record
                          c/o VALIC
                          Attn: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          VALIC Seed Account                 38.33% of Class A,             2.44% of Class A
                          Attn: Greg Kingston                owned of record
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          VALIC Seed Account                 8.68% of Class B,              1.01% of Class B
                          Attn: Greg Kingston                owned of record
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          VALIC Seed Account                 20.30% of Institutional       20.30% of Class I
                          Attn: Greg Kingston                Class I, owned of record
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          VALIC Trust as Custodian           10.93% of Institutional       10.93% of Class I
                          FBO Catholic Healthcare            Class I, beneficially owned
                          W Supp Ret Pl
                          Attn: Kathleen Janos
                          2929 Allen Parkway #L3-00
                          Houston, TX 77019-7100

                          Conservative Growth Lifestyle Fund 10.85% of Institutional       10.85% of Class I
                          c/o VALIC                          Class I, owned of record
                          Attn: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

SunAmerica Multi-Cap      None                               N/A                           N/A
 Value Portfolio........

--------

* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the applicable Reorganization was the same as on August 31, 2001.




   In addition, the SunAmerica Small-Cap Growth Portfolio is newly created and will initially be wholly-owned by SAAMCo as the initial seed investor.


   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.

   At August 31, 2001, the directors and officers of SunAmerica Style Select Series as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Style Select Series.

Voting Rights and Required Vote

   Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes, if applicable, will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.


   A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

   The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.


   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.


   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $2,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Style Select Series have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Style Select Series on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.


                                    EXPERTS

   The financial highlights of the Acquired Funds and SunAmerica Multi-Cap Value Portfolio incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a) and (b) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                          By Order of the Board of Trustees of
                                          North American Funds
                                          /s/ John I. Fitzgerald
                                          John I. Fitzgerald
                                          Secretary, North American Funds

                                                                  EXHIBIT I


                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, con-flict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By:
                                              ---------------------------------

                                          American General Asset Management
                                           Corp.

                                          By:
                                              ---------------------------------

                                                                 EXHIBIT II


                      Agreement and Plan of Reorganization

                      Dated as of September 28, 2001

                               TABLE OF CONTENTS


                                                                       Page No.
                                                                       --------
1. Defined Terms; Sections and Exhibits; Miscellaneous Terms..........     2
  a. Definitions......................................................     2
  b. Use of Defined Terms.............................................     4
  c. Sections and Exhibits............................................     5
  d. Miscellaneous Terms..............................................     5

2. The Reorganization(s)..............................................     5
  a. Transfer of Assets...............................................     5
  b. Assumption of Liabilities........................................     5
  c. Issuance and Valuation of Corresponding Shares in the
     Reorganization...................................................     5
  d. Distribution of Corresponding Shares to the Acquired Fund
     Shareholders.....................................................     5
  e. Interest; Proceeds...............................................     5
  f. Valuation Time...................................................     5
  g. Evidence of Transfer.............................................     6
  h. Termination......................................................     6
  i. Separate Agreements; Reorganizations Not Conditioned on One
     Another..........................................................     6

3. Representations and Warranties of the Acquired Fund................     6
  a. Formation and Qualification......................................     6
  b. Licenses.........................................................     6
  c. Authority........................................................     6
  d. Financial Statements.............................................     7
  e. Semi-Annual Report to Shareholders...............................     7
  f. Prospectuses and Statement of Additional Information.............     7
  g. Litigation.......................................................     7
  h. Material Contracts...............................................     7
  i. No Conflict......................................................     7
  j. Undisclosed Liabilities..........................................     7
  k. Taxes............................................................     7
  l. Assets...........................................................     8
  m. Consents.........................................................     8
  n. N-14 Registration Statement......................................     8
  o. Capitalization...................................................     8
  p. Books and Records................................................     8

4. Representations and Warranties of the Acquiring Fund...............     8
  a. Formation and Qualification......................................     8
  b. Licenses.........................................................     9
  c. Authority........................................................     9
  d. Financial Statements.............................................     9
  e. Semi-Annual Report to Stockholders...............................     9
  f. Prospectuses and Statements of Additional Information............     9
  g. Litigation.......................................................    10
  h. Material Contracts...............................................    10
  i. No Conflict......................................................    10
  j. Undisclosed Liabilities..........................................    10
  k. Taxes............................................................    10
  l. Consents.........................................................    10
  m. N-l4 Registration Statement......................................    10
  n. Capitalization...................................................    11
  o. Corresponding Shares.............................................    11

                                                                       Page No.
                                                                       --------
5. Covenants of the Acquired Fund and the Acquiring Fund..............    11
  a. Special Shareholders' Meeting....................................    11
  b. Unaudited Financial Statements...................................    11
  c. Share Ledger Records of the Acquiring Fund.......................    12
  d. Conduct of Business..............................................    12
  e. Termination of the Acquired Fund.................................    12
  f. Filing of N-14 Registration Statement............................    12
  g. Corresponding Shares.............................................    12
  h. Tax Returns......................................................    12
  i. Combined Proxy Statement and Prospectus Mailing..................    12
  j. Confirmation of Tax Basis........................................    12
  k. Shareholder List.................................................    12
  l. Class I Shares; New Series.......................................    12

6. Closing Date.......................................................    13

7. Conditions of the Acquired Fund....................................    13
  a. Representations and Warranties...................................    13
  b. Performance......................................................    13
  c. Shareholder Approval.............................................    13
  d. Approval of Board of Directors...................................    13
  e. Deliveries by the Acquiring Fund.................................    13
  f. No Material Adverse Change.......................................    14
  g. Absence of Litigation............................................    14
  h. Proceedings and Documents........................................    14
  i. N-14 Registration Statement; Acquiring Fund Post-Effective
     Amendment........................................................    14
  j. Compliance with Laws; No Adverse Action or Decision..............    14
  k. Commission Orders or Interpretations.............................    15

8. Conditions of the Acquiring Fund...................................    15
  a. Representations and Warranties...................................    15
  b. Performance......................................................    15
  c. Shareholder Approval.............................................    15
  d. Approval of Board of Trustees....................................    15
  e. Deliveries by the Acquired Fund..................................    15
  f. No Material Adverse Change.......................................    16
  g. Absence of Litigation............................................    16
  h. Proceedings and Documents........................................    16
  i. N-l4 Registration Statement; Acquiring Fund Post-Effective
     Amendment........................................................    16
  j. Compliance with Laws; No Adverse Action or Decision..............    16
  k. Commission Orders or Interpretations.............................    16
  l. Dividends........................................................    16

9. Termination, Postponement and Waivers..............................    16
  a. Termination of Agreement.........................................    16
  b. Commission Order.................................................    17
  c. Effect of Termination............................................    17
  d. Waivers; Non-Material Changes....................................    17

10.Survival of Representations and Warranties.........................    17

11. Other Matters.....................................................    17
  a. Obligations under Massachusetts Law..............................    17
  b. Further Assurances...............................................    18
  c. Notices..........................................................    18

                                                                        Page No.
                                                                        --------
  d. Entire Agreement..................................................    18
  e. Amendment.........................................................    18
  f. Governing Law.....................................................    19
  g. Assignment........................................................    19
  h. Costs of the Reorganization.......................................    19
  i. Severability......................................................    19
  j. Headings..........................................................    19
  k. Counterparts......................................................    19

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA STYLE SELECT SERIES, INC., a Maryland corporation, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Style Select Series, Inc.


                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Style Select Series, Inc. on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:


Acquired Fund:            Acquiring Fund:
--------------            ---------------
Small Cap Growth Fund     SunAmerica Small-Cap Growth Portfolio
 (the "NAF Small Cap       (the "SunAmerica Small-Cap Growth Portfolio")
 Growth Fund")

Mid Cap Value Fund        SunAmerica Value Portfolio
 (the "NAF Mid Cap Value   (to be renamed the "SunAmerica Multi-Cap Value Portfolio")
 Fund")


   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, $.0001 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

   WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C, and Institutional Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Small Cap Growth Fund in respect of the Small Cap Growth Funds Reorganization, and the NAF Mid Cap Value Fund in respect of the Mid Cap Value Funds Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica Small-Cap Growth Portfolio in respect of the Small Cap Growth Funds Reorganization, and the SunAmerica Multi-Cap Value Portfolio in respect of the Mid Cap Value Funds
  Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Small Cap Growth Fund in the case of the Small Cap Growth Funds Reorganization, and (ii) the NAF Mid Cap Value Fund in the case of the Mid Cap Value Funds Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Small Cap Growth Fund in the case of the Small Cap Growth Funds Reorganization, and (ii) the NAF Mid Cap Value Fund in the case of the Mid Cap Value Funds Reorganization.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica Small-Cap Growth Portfolio in the case of the Small Cap Growth Funds Reorganization, and (ii) the SunAmerica Multi-Cap Value Portfolio in the case of the Mid Cap Value Funds Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquiring Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.


     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "Mid Cap Value Funds Reorganization" consists of (i) the acquisition of the NAF Mid Cap Value Fund's Assets, and assumption of the NAF Mid Cap Value Fund's Assumed Liabilities, by the SunAmerica Multi-Cap Value Portfolio solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Multi-Cap Value Portfolio, equal to the net asset value of the NAF Mid Cap Value Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Mid Cap Value Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Mid Cap Value Fund in liquidation of the NAF Mid Cap Value Fund.

     "NAF Mid Cap Value Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Small Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended or supplemented from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-l4 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Small Cap Growth Funds Reorganization or the Mid Cap Value Funds Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Style Select Series, Inc. and the Acquiring Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization. "

     "Small Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Small Cap Growth Fund's Assets, and assumption of the NAF Small Cap Growth Fund's Assumed Liabilities, by the SunAmerica Small-Cap Growth Portfolio solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Small-Cap Growth Portfolio, equal to the net asset value of the NAF Small Cap Growth Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Small Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Small Cap Growth Fund in liquidation of the NAF Small Cap Growth Fund.

     "SunAmerica Multi-Cap Value Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Small-Cap Growth Portfolio" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Style Select Series, Inc. Articles of Incorporation" shall mean the Articles of Incorporation of SunAmerica Style Select Series, Inc., dated as of July 3, 1996 as amended or supplemented from time to time.

     "SunAmerica Style Select Series, Inc. Prospectuses" shall mean the prospectus relating to the SunAmerica Style Select Series, Inc., dated February 28, 2001 in the case of Class A, Class B, Class II and Class Z Shares, and the preliminary prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.


     "SunAmerica Style Select Series, Inc. Statements of Additional Information" shall mean the statement of additional information relating to the SunAmerica Style Select Series, Inc., dated February 28, 2001, in the case of Class A, Class B, Class II and Class Z Shares, and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I Shares, in each case as amended or supplemented.


     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Style Select Series, Inc. Prospectuses and the SunAmerica Style Select Series, Inc. Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Small Cap Growth Funds Reorganization, and (ii) the Mid Cap Value Funds Reorganization. The parties further agree that the consummation of on Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year ending upon the liquidation of the Acquired Fund.


   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Style Select Series, Inc. on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Style Select Series, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Style Select Series, Inc. is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The SunAmerica Small-Cap Growth Portfolio has not yet commenced operations, and the only shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Style Select Series, Inc. is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-07797), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception (if applicable) and intends to continue to so qualify both until consummation of the Reorganization and thereafter.


   c. Authority. SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. In the case of the Mid Cap Value Funds Reorganization, the Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the SunAmerica Multi-Cap Value Portfolio, as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the SunAmerica Multi-Cap Value Portfolio as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. In the case of the Mid Cap Value Funds Reorganization, the Acquired Fund has been furnished with the SunAmerica Multi-Cap Value Portfolio's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Style Select Series, Inc. Prospectuses and the SunAmerica Style Select Series, Inc. Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Style Select Series, Inc. Prospectuses, or the SunAmerica Style Select Series, Inc. Statements of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Style Select Series, Inc. Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or
(iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   j. Undisclosed Liabilities. In the case of the Mid Cap Value Funds Reorganization the Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since April 30, 2001 and those incurred in connection with the Reorganization.


   k. Taxes. In the case of the Mid Cap Value Funds Reorganization, SunAmerica Multi-Cap Value Portfolio has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the SunAmerica Multi-Cap Value Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the SunAmerica Multi-Cap Value Portfolio has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) such actions as shall be necessary to have the Acquiring Fund establish and offer Class A, Class B, Class II and/or Class I Shares, as applicable, and (iii) if necessary, receipt of a
Section 17 Order.

   m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   n. Capitalization. Under its Articles of Incorporation, SunAmerica Style Select Series, Inc. is authorized to issue 2,000,000,000 shares of common stock, par value $0.0001 per share, of which $100,000,000 unissued shares have been designated as the Acquiring Fund and have been divided into four classes, designated Class A, Class B, Class II and Class I in the case of the SunAmerica Small-Cap Growth Portfolio, and five classes, designated Class A, Class B, Class II, Class I and Class Z in the case of the SunAmerica Multi-Cap Value Portfolio. All issued and outstanding shares of the Acquiring Fund, if any, are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.


   o. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or will be, as applicable, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the SunAmerica Multi-Cap Value Portfolio each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.


   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. In the case of the Mid Cap Value Funds Reorganization, the Acquired Fund and SunAmerica Multi-Cap Value Portfolio each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, SunAmerica Multi-Cap Value Portfolio and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. Class I Shares; New Series. SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund

Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class A, Class B, Class II and Class I Shares of SunAmerica Small-Cap Growth Portfolio in the case of the Small Cap Growth Funds Reorganization and the Class I Shares of SunAmerica Multi-Cap Value Portfolio in the case of the Mid Cap Value Funds Reorganization, in each case for sale under the Securities Act prior to the Closing Date, and (ii) prior to the Closing Date, amend or establish, as applicable, the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such Shares and take such other steps as may be necessary to establish a new class of shares of such Acquiring Fund.


6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of SunAmerica Style Select Series, Inc., on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of North American Funds or SunAmerica Style Select Series, Inc. as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Style Select Series, Inc. on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.


   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since April 30, 2001 other than, if applicable, changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the

Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Style Select Series, Inc. within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     ii. the unaudited financial statements of the Acquired Fund required by
  Section 5(b)(i) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-l4 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. Prior to the Closing Date, if applicable, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.


9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     i. by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Directors of SunAmerica Style Select Series, Inc. so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Directors of SunAmerica Style Select Series, Inc. to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Style Select Series, Inc., or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Style Select Series, Inc. against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations under Massachusetts Law. Copies of the North American Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds individually, but are binding solely upon the assets and property of the Acquired Fund.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to the Acquired Fund, to:         North American Funds
                                     286 Congress Street
                                     Boston, MA 02210
                                     Attention: Nori Gabert, Esq.

With a copy to:                      Sullivan & Worcester LLP
                                     1025 Connecticut Avenue, N.W.
                                     Suite 1000
                                     Washington, DC 20036
                                     Attention: David M. Leahy, Esq.

If to the Acquiring Fund, to:        SunAmerican Style Select Series, Inc.
                                     733 Third Avenue, Third Floor

                                     New York, NY 10017

                                     Attention: Robert M. Zakem, Esq.

With a copy to:                      Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         Small Cap Growth Fund

                                         Mid Cap Value Fund

By: _________________________________
  Name:
  Title:                                 By: __________________________________
                                            Name:
                                            Title:

Attest:                                  SunAmerica Style Select Series, Inc.
                                          on

                                         behalf of
By: _________________________________    SunAmerica Small-Cap Growth Portfolio
                                         By: __________________________________

  Name:
                                         SunAmerica Value Portfolio

                                            Name:

  Title:                                    Title:

                      STATEMENT OF ADDITIONAL INFORMATION

                      SUNAMERICA STYLE SELECT SERIES, INC.
                         733 Third Avenue, Third Floor
                               New York, NY 10017
                                 (800) 858-8850

                               ----------------

   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated October 1, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Style Select Series, Inc. (sometimes referred to herein as "SunAmerica Style Select Series" or the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statements and Prospectuses may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free (800) 858-8850. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.


   Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

   Further information about the Acquiring Funds is contained in the Acquiring Fund's Prospectus and Statement of Additional Information, each dated February 28, 2001, as supplemented and the Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the six months ended April 30, 2001. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, as supplemented, the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.


   The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

  . The Statement of Additional Information of the Acquiring Funds, dated February 28, 2001, as supplemented.


  . The Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the year ended October 31, 2000.

  . The Semi-Annual Report to Shareholders of the SunAmerica Multi-Cap Value Portfolio for the six months ended April 30, 2001.

  . The Statement of Additional Information of the Acquired Funds, dated March 1, 2001, as supplemented.


  . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000.



  . The Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.


   The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

 The date of this Statement of Additional Information is October 1, 2001.

                               TABLE OF CONTENTS


General Information....................................................... B-3
Financial Statements...................................................... B-4
NAF Mid Cap Value Fund and SunAmerica Value Portfolio Pro Forma Combined
 Statement of Assets and Liabilities (unaudited) as of April 30, 2001..... B-5
 Pro Forma Combined Statement of Operations (unaudited) as of April 30,
  2001.................................................................... B-7
 Pro Forma Combined Portfolio of Investments (unaudited) as of April 30,
  2001.................................................................... B-8
 Notes to Pro Forma Financial Statements.................................. B-15

                              GENERAL INFORMATION

   The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust, set forth below (each an "Acquired Fund," collectively, the "Acquired Funds"), are being asked to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM. In addition, shareholders of the Acquired Funds are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of SunAmerica Style Select Series, a Maryland corporation, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):


Acquired Fund                                       Acquiring Fund
-------------                                       --------------
Small Cap Growth Fund (the "NAF Small    SunAmerica Small-Cap Growth Portfolio
 Cap Growth Fund")......................
Mid Cap Value Fund (the "NAF Mid Cap     SunAmerica Multi-Cap Value Portfolio
 Value Fund")...........................

   Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

   Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different. For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

   A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement and the Plans will be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02110 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is October 5, 2001.


   For further information about the Reorganizations, see the Proxy Statement and Prospectus.

                              FINANCIAL STATEMENTS

   Unaudited Pro forma financial statements reflecting consummation of each Reorganization relating to the Mid Cap Value Funds are included herein. Unaudited Pro forma financial statements reflecting consummation of the Reorganization relating to the Small-Cap Growth Funds are not included because the SunAmerica Small-Cap Growth Portfolio is a newly created investment portfolio of SunAmerica Style Select Series.


Acquired Funds

   Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the Acquired Funds are incorporated herein by reference from the Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

   Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the SunAmerica Multi-Cap Value Portfolio and the independent auditor's report thereon are incorporated herein by reference from the SunAmerica Multi-Cap Value Portfolio's Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the SunAmerica Multi-Cap Value Portfolio are incorporated herein by reference from the SunAmerica Multi-Cap Value Portfolio's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO@
NORTH AMERICAN FUNDS MID CAP VALUE FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(unaudited)

                                                                                                                 SunAmerica
                                                                           North American Funds           Style Select Series, Inc
                                                                               Mid Cap Value                       Value
                                                                                  Fund                           Portfolio
                                                                        -------------------------          -----------------------
ASSETS:
Investment securities, at value (identified cost  $26,247,546,
 $127,471,971, and $153,719,517, respectively)                                       $28,762,320                     $140,366,368
Short-term securities (identified cost $0,
$611,000, and $611,000, respectively)                                             -                                       611,000
Repurchase agreements (cost equals market)                                             1,367,000                       10,877,000
Cash                                                                                         494                          112,138
Receivable for investments sold                                                          549,480                        2,223,326
Receivable for shares sold                                                                47,559                          441,590
Interest and dividends receivable                                                         12,714                          193,376
Deferred organizational costs                                                     -                                         4,906
Prepaid expenses and other assets                                                         97,067                            1,679
                                                                        -------------------------          -----------------------
          Total assets                                                                30,836,634                      154,831,383
                                                                        -------------------------          -----------------------

LIABILITIES:
Payable for investments purchased                                                        385,788                          884,937
Payable for shares redeemed                                                                  123                          172,291
Investment advisory and management
  fees payable                                                                            15,978                          121,310
Distribution and service maintenance
  fees payable                                                                            14,546                           93,606
Payable for variation margin on futures
  contracts                                                                       -                                        21,057
Other accrued expenses                                                                     1,318                          222,809
Due to investment adviser                                                         -                                         3,681
                                                                        -------------------------          -----------------------
          Total liabilities                                                              417,753                        1,519,691
                                                                        -------------------------          -----------------------
                    Net assets                                                       $30,418,881                     $153,311,692
                                                                        =========================          =======================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.0001, and  $.0001,  par value
 (1 billion shares authorized)                                                            $2,200                             $975
Paid-in capital                                                                       26,535,607                      140,999,669
                                                                        -------------------------          -----------------------
                                                                                      26,537,807                      141,000,644
Accumulated undistributed net
  investment income (loss)                                                               (75,095)                         121,143
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                          1,441,395                       (1,073,108)
Net unrealized appreciation (depreciation) on
   investments                                                                         2,514,774                       12,894,397
Net unrealized appreciation (depreciation on futures
  contracts                                                                       -                                       368,616
                                                                        -------------------------          -----------------------
                    Net assets                                                       $30,418,881                     $153,311,692
                                                                        =========================          =======================

                                                                                                                  Pro Forma
                                                                                Pro Forma                          Combined
                                                                               Adjustments                         (Note 1)
                                                                        ---------------------------        -------------------------
ASSETS:
Investment securities, at value (identified cost  $26,247,546,
 $127,471,971, and $153,719,517, respectively)                                      -                                  $169,128,688
Short-term securities (identified cost $0,
$611,000, and $611,000, respectively)                                               -                                       611,000
Repurchase agreements (cost equals market)                                          -                                    12,244,000
Cash                                                                                -                                       112,632
Receivable for investments sold                                                     -                                     2,772,806
Receivable for shares sold                                                          -                                       489,149
Interest and dividends receivable                                                   -                                       206,090
Deferred organizational costs                                                       -                                         4,906
Prepaid expenses and other assets                                                          (34,643)(A)                       64,103
                                                                        ---------------------------        -------------------------
          Total assets                                                                     (34,643)                     185,633,374
                                                                        ---------------------------        -------------------------

LIABILITIES:
Payable for investments purchased                                                   -                                     1,270,725
Payable for shares redeemed                                                         -                                       172,414
Investment advisory and management
  fees payable                                                                      -                                       137,288
Distribution and service maintenance
  fees payable                                                                      -                                       108,152
Payable for variation margin on futures
  contracts                                                                         -                                        21,057
Other accrued expenses                                                              -                                       224,127
Due to investment adviser                                                           -                                         3,681
                                                                        ---------------------------        -------------------------
          Total liabilities                                                                      0                        1,937,444
                                                                        ---------------------------        -------------------------
                    Net assets                                                            ($34,643)                    $183,695,930
                                                                        ===========================        =========================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.0001, and  $.0001,  par value
 (1 billion shares authorized)                                                              (2,008)(B)                       $1,167
Paid-in capital                                                                              2,008 (B)                  167,537,284
                                                                        ---------------------------        -------------------------
                                                                                                 0                      167,538,451
Accumulated undistributed net
  investment income (loss)                                                                 (34,643)(A)                       11,405
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                       -                                       368,287
Net unrealized appreciation (depreciation) on
   investments                                                                      -                                    15,409,171
Net unrealized appreciation (depreciation on futures
  contracts                                                                         -                                       368,616
                                                                        ---------------------------        -------------------------
                    Net assets                                                            ($34,643)                    $183,695,930
                                                                        ===========================        =========================

SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO@
NORTH AMERICAN FUNDS MID CAP VALUE FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(unaudited)

                                                                                                                 SunAmerica
                                                                           North American Funds           Style Select Series, Inc
                                                                               Mid Cap Value                       Value
                                                                                  Fund                           Portfolio
                                                                        -------------------------          -----------------------


Class A:
     Net assets                                                                    $3,652,499                      $53,250,400
     Shares outstanding                                                               260,542                        3,313,648
     Net asset value and redemption price per
      share                                                                            $14.02                           $16.07
     Maximum sales charge (5.75% of offering
       price)                                                                            0.86                             0.98
                                                                        ----------------------          -----------------------
     Maximum offering price to public                                                  $14.88                           $17.05
                                                                        ======================          =======================
Class B:
     Net assets                                                                   $10,323,022                      $81,284,197
     Shares outstanding                                                               755,803                        5,226,165
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                                $13.66                           $15.55
                                                                        ======================          =======================

Class II:
     Net assets                                                                -                                   $18,351,737
     Shares outstanding                                                        -                                     1,180,181
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                   -                                        $15.55
     Maximum sales charge (1.00% of offering
       price)                                                                  -                                          0.16
                                                                        ----------------------          -----------------------
     Maximum offering price to public                                          -                                        $15.71
                                                                        ======================          =======================

Class Z:
     Net assets                                                                -                                      $425,358
     Shares outstanding                                                        -                                        25,970
      Net asset value, offering and redemption
       price per share                                                         -                                        $16.38
                                                                        ======================          =======================

Class C:
     Net assets                                                                    $4,471,817                     -
     Shares outstanding                                                               328,483                     -
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                                $13.61                     -
                                                                        ======================          =======================


Class I:
     Net assets                                                                   $11,971,543                     -
     Shares outstanding                                                               855,550                     -
     Net asset value, offering and redemption
      price per share                                                                  $13.99                   $16.07
                                                                        ======================          =======================



                                                                                                                  Pro Forma
                                                                                Pro Forma                          Combined
                                                                               Adjustments                         (Note 1)
                                                                        ---------------------------        -------------------------

Class A:
     Net assets                                                                        ($4,160)(A)             $56,898,739
     Shares outstanding                                                                (33,514)(B)               3,540,676
     Net asset value and redemption price per
      share                                                                                                         $16.07
     Maximum sales charge (5.75% of offering
       price)                                                                    -                                    0.98
                                                                        -----------------------        --------------------
     Maximum offering price to public                                            -                                  $17.05
                                                                        =======================        ====================
Class B:
     Net assets                                                                       ($11,757)(A)             $91,595,462
     Shares outstanding                                                                (92,699)(B)               5,889,269
     Net asset value, offering and redemption                                    -
      price per share (excluding any applicable
      contingent deferred sales charge)                                          -                                  $15.55
                                                                        =======================        ====================

Class II:
     Net assets                                                                     $4,466,725 (D)             $22,818,462
     Shares outstanding                                                                287,249 (B)(D)            1,467,430
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                     -                                  $15.55
     Maximum sales charge (1.00% of offering
       price)                                                                    -                                    0.16
                                                                        -----------------------        --------------------
     Maximum offering price to public                                            -                                  $15.71
                                                                        =======================        ====================

Class Z:
     Net assets                                                                  -                                $425,358
     Shares outstanding                                                          -                                  25,970
      Net asset value, offering and redemption
       price per share                                                           -                                  $16.38
                                                                        =======================        ====================

Class C:
     Net assets                                                                    ($4,471,817)(A)(D)                   $0
     Shares outstanding                                                               (328,483)(B)(D)                    0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                          -                           -
                                                                        =======================        ====================


Class I:
     Net assets                                                                       ($13,634)(A)             $11,957,909
     Shares outstanding                                                               (111,436)(B)(C)              744,114
     Net asset value, offering and redemption
      price per share                                                            -                                  $16.07
                                                                        =======================        ====================



@    To be renamed the SunAmerica Style Select Series, Inc. Multi-Cap Value
     Portfolio
(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Mid Cap Value Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Mid Cap Value shares for shares of SunAmerica Style Select Series, Inc. Value
(C) Class I shares will be offered on SunAmerica Style Select Series, Inc. Value and will assume the net asset value of Class A
(D) Class C shares of North American Funds Mid Cap Value will receive Class II shares of SunAmerica Style Select Series, Inc. Value

See Notes to Pro Forma Financial Statements

SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO@
NORTH AMERICAN FUNDS MID CAP VALUE FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED APRIL 30, 2001
(unaudited)

                                                                                                                 SunAmerica
                                                                                   North American Funds   Style Select Series, Inc
                                                                                      Mid Cap Value                 Value
                                                                                           Fund                   Portfolio
                                                                                    -------------------       ------------------
INVESTMENT INCOME:
Income:
     Interest                                                                                  $94,530                 $610,162
     Dividends*                                                                                254,548                2,578,103
                                                                                    -------------------       ------------------
            Total investment income                                                            349,078                3,188,265
                                                                                    -------------------       ------------------
Expenses:
     Investment advisory and management fees                                                   255,003                1,472,840
     Distribution and service maintenance fees
        Class A                                                                                 12,714                  178,227
        Class B                                                                                 95,893                  793,802
        Class II                                                                                     0                  151,342
        Class C                                                                                 35,181                        0
        Class I                                                                                 28,984                        0
     Transfer agent fees and expenses                                                          154,484                        0
         Class A                                                                                     0                  158,072
         Class B                                                                                     0                  220,894
         Class II                                                                                    0                   41,906
         Class Z                                                                                     0                   21,345
         Class I                                                                                     0                        0
     Registration fees                                                                          20,320                        0
         Class A                                                                                     0                        0
         Class B                                                                                     0                        0
         Class II                                                                                    0                    7,687
         Class Z                                                                                     0                    6,157
         Class I                                                                                     0                        0
     Accounting/administration                                                                  31,882                        0
     Custodian fees and expenses                                                                15,706                  113,874
     Audit and  legal fees                                                                      11,286                   30,451
     Amortization of organizational expenses                                                         0                    8,979
     Miscellaneous expenses                                                                     14,504                   77,372
                                                                                    -------------------       ------------------
         Total expenses                                                                        675,957                3,282,948
         Less: expenses waived/reimbursed by investment adviser                                (98,014)                 (73,045)
         Less: custody credits earned on cash balances                                               0                   (2,230)
                                                                                    -------------------       ------------------
         Net expenses                                                                          577,943                3,207,673
                                                                                    -------------------       ------------------
Net investment income (loss)                                                                  (228,865)                 (19,408)
                                                                                    -------------------       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                      1,520,113                7,559,674
Net realized gain (loss) on futures and options contracts                                            0               (1,302,063)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                       0                    2,463
Net change in unrealized appreciation/depreciation of
  investments                                                                                 (444,343)               1,104,721
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                         0                  395,584
                                                                                    -------------------       ------------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                             1,075,770                7,760,379
                                                                                    -------------------       ------------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                           $846,905               $7,740,971
                                                                                    ===================       ==================

*Net of foreign withholding taxes on dividends of                                                   $0                   $5,475
                                                                                    ===================       ==================

                                                                                                                      Pro Forma
                                                                                           Pro Forma                   Combined
                                                                                          Adjustments                  (Note 1)
                                                                                       -----------------          ----------------
INVESTMENT INCOME:
Income:
     Interest                                                                                        $0                  $704,692
     Dividends*                                                                                       0                 2,832,651
                                                                                       -----------------          ----------------
            Total investment income                                                                   0                 3,537,343
                                                                                       -----------------          ----------------
Expenses:
     Investment advisory and management fees                                                     15,470 (E)             1,743,313
     Distribution and service maintenance fees
        Class A                                                                                       0                   190,941
        Class B                                                                                       0                   889,695
        Class II                                                                                 35,181 (D)               186,523
        Class C                                                                                 (35,181)(D)                     0
        Class I                                                                                       0                    28,984
     Transfer agent fees and expenses                                                          (154,484)(E)                     0
         Class A                                                                                 10,534 (E)               168,606
         Class B                                                                                 25,891 (E)               246,785
         Class II                                                                                10,554 (E)                52,460
         Class Z                                                                                      0                    21,345
         Class I                                                                                 35,940 (E)                35,940
     Registration fees                                                                          (20,320)(E)                     0
         Class A                                                                                 20,000 (E)                20,000
         Class B                                                                                 22,000 (E)                22,000
         Class II                                                                                 2,313 (E)                10,000
         Class Z                                                                                  1,343 (E)                 7,500
         Class I                                                                                  8,500 (E)                 8,500
     Accounting/administration                                                                  (31,882)(E)                     0
     Custodian fees and expenses                                                                (59,333)(E)                70,247
     Audit and  legal fees                                                                       (9,237)(F)                32,500
     Amortization of organizational expenses                                                          0                     8,979
     Miscellaneous expenses                                                                     (14,000)(F)                77,876
                                                                                       -----------------          ----------------
         Total expenses                                                                        (136,711)                3,822,194
         Less: expenses waived/reimbursed by investment adviser                                 143,385 (G)               (27,674)
         Less: custody credits earned on cash balances                                                0                    (2,230)
                                                                                       -----------------          ----------------
         Net expenses                                                                             6,674                 3,792,290
                                                                                       -----------------          ----------------
Net investment income (loss)                                                                     (6,674)                 (254,947)
                                                                                       -----------------          ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                               0                 9,079,787
Net realized gain (loss) on futures and options contracts                                             0                (1,302,063)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                        0                     2,463
Net change in unrealized appreciation/depreciation of
  investments                                                                                         0                   660,378
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                          0                   395,584
                                                                                       -----------------          ----------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                                      0                 8,836,149
                                                                                       -----------------          ----------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                             ($6,674)               $8,581,202
                                                                                       =================          ================

*Net of foreign withholding taxes on dividends of                                                    $0                    $5,475
                                                                                       =================          ================

(D) Class C shares of North American Funds Mid Cap Value will receive Class II shares of SunAmerica Style Select Series, Inc. Value
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)


                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                     Coupon    Maturity Date
--------------   -------------   --------------------------------------------------------------------    ----------- --------------
                                                     COMMON STOCK
                                                     Aerospace & Military Technology
            -           5,500               5,500    Boeing Co.
        2,500           6,400               8,900    General Dynamics Corp.
                                                     Apparel & Textiles
            -          55,000              55,000    Intimate Brands, Inc., Class A
            -          18,556              18,556    Kellwood Co. (1)
                                                     Automotive
        9,900               -               9,900    AutoZone, Inc.
        5,800               -               5,800    Johnson Controls, Inc
       13,200          18,600              31,800    Lear Corp. +
                                                     Banks
            -          23,600              23,600    BancorpSouth, Inc.
            -          16,500              16,500    Bank of New York Co., Inc.
            -           6,400               6,400    Bank One Corp.
       10,000               -              10,000    BB&T Corp.
            -          26,682              26,682    Commerce Bancshares, Inc.
       14,200               -              14,200    Dime Bancorp, Inc.
            -          45,500              45,500    First Virginia Banks, Inc. (1)
            -           8,600               8,600    Fleetboston Financial Corp.
            -          12,400              12,400    Golden West Financial Corp.
       11,900               -              11,900    Greenpoint Financial Corp.
        4,100               -               4,100    M & T Bank Corp.
        9,100               -               9,100    SouthTrust Corp
            -           2,300               2,300    State Street Corp.
            -           9,600               9,600    UMB Financial Corp.
            -          35,810              35,810    Washington Federal, Inc.
                                                     Broadcasting & Media
            -          39,200              39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +
       27,900               -              27,900    Belo Corp.
        3,800               -               3,800    Cablevision Systems Corp., Class A +
       18,800               -              18,800    Cox Radio, Inc.
            -           2,400               2,400    Dow Jones & Co., Inc.
       11,200               -              11,200    Echostar Communications Corp., Class A
        9,500               -               9,500    Entercom Communications Corp. +
        4,900           9,300              14,200    Gannett Co., Inc.
       10,400               -              10,400    Knight Ridder, Inc
        4,200               -               4,200    Scripps (E.W) Co., Class A
            -           3,400               3,400    Tribune Co.
            -           9,200               9,200    Viacom, Inc., Class B +
        7,100               -               7,100    Westwood One, Inc.
            -             600                 600    WPP Group PLC ADR
                                                     Business Services
            -          20,600              20,600    HON  INDUSTRIES, Inc.
        4,700               -               4,700    Iron Mountain, Inc.
            -          14,900              14,900    KPMG Consulting, Inc. +
            -          15,800              15,800    R.R. Donnelley & Sons Co.
            -          20,300              20,300    United Parcel Service, Inc.
       14,900               -              14,900    Viad Corp.
       28,600               -              28,600    Waste Management, Inc.

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                  Mid Cap
    Value           Value            Combined                              Description                          Value         Value
--------------   -------------   ---------------------------------------------------------------------     ----------------- -------
                                                     COMMON STOCK                                                 94.5%      83.9%
                                                     Aerospace & Military Technology                               0.6%       0.6%
            -           5,500               5,500    Boeing Co.
        2,500           6,400               8,900    General Dynamics Corp.
                                                     Apparel & Textiles                                            0.0%       0.8%
            -          55,000              55,000    Intimate Brands, Inc., Class A
            -          18,556              18,556    Kellwood Co. (1)
                                                     Automotive                                                    4.0%       0.4%
        9,900               -               9,900    AutoZone, Inc.
        5,800               -               5,800    Johnson Controls, Inc
       13,200          18,600              31,800    Lear Corp. +
                                                     Banks                                                         6.5%       4.5%
            -          23,600              23,600    BancorpSouth, Inc.
            -          16,500              16,500    Bank of New York Co., Inc.
            -           6,400               6,400    Bank One Corp.
       10,000               -              10,000    BB&T Corp.
            -          26,682              26,682    Commerce Bancshares, Inc.
       14,200               -              14,200    Dime Bancorp, Inc.
            -          45,500              45,500    First Virginia Banks, Inc. (1)
            -           8,600               8,600    Fleetboston Financial Corp.
            -          12,400              12,400    Golden West Financial Corp.
       11,900               -              11,900    Greenpoint Financial Corp.
        4,100               -               4,100    M & T Bank Corp.
        9,100               -               9,100    SouthTrust Corp
            -           2,300               2,300    State Street Corp.
            -           9,600               9,600    UMB Financial Corp.
            -          35,810              35,810    Washington Federal, Inc.
                                                     Broadcasting & Media                                         11.0%       1.3%
            -          39,200              39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +
       27,900               -              27,900    Belo Corp.
        3,800               -               3,800    Cablevision Systems Corp., Class A +
       18,800               -              18,800    Cox Radio, Inc.
            -           2,400               2,400    Dow Jones & Co., Inc.
       11,200               -              11,200    Echostar Communications Corp., Class A
        9,500               -               9,500    Entercom Communications Corp. +
        4,900           9,300              14,200    Gannett Co., Inc.
       10,400               -              10,400    Knight Ridder, Inc
        4,200               -               4,200    Scripps (E.W) Co., Class A
            -           3,400               3,400    Tribune Co.
            -           9,200               9,200    Viacom, Inc., Class B +
        7,100               -               7,100    Westwood One, Inc.
            -             600                 600    WPP Group PLC ADR
                                                     Business Services                                             4.1%       1.5%
            -          20,600              20,600    HON  INDUSTRIES, Inc.
        4,700               -               4,700    Iron Mountain, Inc.
            -          14,900              14,900    KPMG Consulting, Inc. +
            -          15,800              15,800    R.R. Donnelley & Sons Co.
            -          20,300              20,300    United Parcel Service, Inc.
       14,900               -              14,900    Viad Corp.
       28,600               -              28,600    Waste Management, Inc.



                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                        Pro Forma
    Value           Value            Combined                              Description                                Combined
--------------   -------------   ----------------------------------------------------------------------------      ---------------
                                                     COMMON STOCK                                                           85.7%
                                                     Aerospace & Military Technology                                         0.6%
            -           5,500               5,500    Boeing Co.
        2,500           6,400               8,900    General Dynamics Corp.
                                                     Apparel & Textiles                                                      0.7%
            -          55,000              55,000    Intimate Brands, Inc., Class A
            -          18,556              18,556    Kellwood Co. (1)
                                                     Automotive                                                              1.0%
        9,900               -               9,900    AutoZone, Inc.
        5,800               -               5,800    Johnson Controls, Inc
       13,200          18,600              31,800    Lear Corp. +
                                                     Banks                                                                   4.8%
            -          23,600              23,600    BancorpSouth, Inc.
            -          16,500              16,500    Bank of New York Co., Inc.
            -           6,400               6,400    Bank One Corp.
       10,000               -              10,000    BB&T Corp.
            -          26,682              26,682    Commerce Bancshares, Inc.
       14,200               -              14,200    Dime Bancorp, Inc.
            -          45,500              45,500    First Virginia Banks, Inc. (1)
            -           8,600               8,600    Fleetboston Financial Corp.
            -          12,400              12,400    Golden West Financial Corp.
       11,900               -              11,900    Greenpoint Financial Corp.
        4,100               -               4,100    M & T Bank Corp.
        9,100               -               9,100    SouthTrust Corp
            -           2,300               2,300    State Street Corp.
            -           9,600               9,600    UMB Financial Corp.
            -          35,810              35,810    Washington Federal, Inc.
                                                     Broadcasting & Media                                                    2.9%
            -          39,200              39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +
       27,900               -              27,900    Belo Corp.
        3,800               -               3,800    Cablevision Systems Corp., Class A +
       18,800               -              18,800    Cox Radio, Inc.
            -           2,400               2,400    Dow Jones & Co., Inc.
       11,200               -              11,200    Echostar Communications Corp., Class A
        9,500               -               9,500    Entercom Communications Corp. +
        4,900           9,300              14,200    Gannett Co., Inc.
       10,400               -              10,400    Knight Ridder, Inc
        4,200               -               4,200    Scripps (E.W) Co., Class A
            -           3,400               3,400    Tribune Co.
            -           9,200               9,200    Viacom, Inc., Class B +
        7,100               -               7,100    Westwood One, Inc.
            -             600                 600    WPP Group PLC ADR
                                                     Business Services                                                       2.0%
            -          20,600              20,600    HON  INDUSTRIES, Inc.
        4,700               -               4,700    Iron Mountain, Inc.
            -          14,900              14,900    KPMG Consulting, Inc. +
            -          15,800              15,800    R.R. Donnelley & Sons Co.
            -          20,300              20,300    United Parcel Service, Inc.
       14,900               -              14,900    Viad Corp.
       28,600               -              28,600    Waste Management, Inc.



                  Principal/Shares                                                                             Market Value
-----------------------------------------------------                                                 -----------------------------
   Mid Cap                       Pro Forma                                                               Mid Cap
    Value         Value           Combined                              Description                       Value           Value
-------------- -------------  -------------------------------------------------------------------     -------------   -------------
                                            COMMON STOCK
                                            Aerospace & Military Technology
         -         5,500           5,500    Boeing Co.                                                       -         339,900
     2,500         6,400           8,900    General Dynamics Corp.                                     192,700         493,312
                                            Apparel & Textiles
         -        55,000          55,000    Intimate Brands, Inc., Class A                                   -         880,000
         -        18,556          18,556    Kellwood Co. (1)                                                 -         396,171
                                            Automotive
     9,900             -           9,900    AutoZone, Inc.                                             310,266               -
     5,800             -           5,800    Johnson Controls, Inc                                      419,920               -
    13,200        18,600          31,800    Lear Corp. +                                               475,200         669,600
                                            Banks
         -        23,600          23,600    BancorpSouth, Inc.                                               -         349,044
         -        16,500          16,500    Bank of New York Co., Inc.                                       -         828,300
         -         6,400           6,400    Bank One Corp.                                                   -         241,728
    10,000             -          10,000    BB&T Corp.                                                 354,200               -
         -        26,682          26,682    Commerce Bancshares, Inc.                                        -         904,520
    14,200             -          14,200    Dime Bancorp, Inc.                                         473,570               -
         -        45,500          45,500    First Virginia Banks, Inc. (1)                                   -       1,995,630
         -         8,600           8,600    Fleetboston Financial Corp.                                      -         329,982
         -        12,400          12,400    Golden West Financial Corp.                                      -         727,880
    11,900             -          11,900    Greenpoint Financial Corp.                                 437,920               -
     4,100             -           4,100    M & T Bank Corp.                                           293,355               -
     9,100             -           9,100    SouthTrust Corp                                            432,705               -
         -         2,300           2,300    State Street Corp.                                               -         238,694
         -         9,600           9,600    UMB Financial Corp.                                              -         354,720
         -        35,810          35,810    Washington Federal, Inc.                                         -         913,513
                                            Broadcasting & Media
         -        39,200          39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +                 -         627,200
    27,900             -          27,900    Belo Corp.                                                 492,156               -
     3,800             -           3,800    Cablevision Systems Corp., Class A +                       261,250               -
    18,800             -          18,800    Cox Radio, Inc.                                            485,040               -
         -         2,400           2,400    Dow Jones & Co., Inc.                                            -         130,248
    11,200             -          11,200    Echostar Communications Corp., Class A                     335,551               -
     9,500             -           9,500    Entercom Communications Corp. +                            433,390               -
     4,900         9,300          14,200    Gannett Co., Inc.                                          316,295         600,315
    10,400             -          10,400    Knight Ridder, Inc                                         563,160               -
     4,200             -           4,200    Scripps (E.W) Co., Class A                                 269,724               -
         -         3,400           3,400    Tribune Co.                                                      -         143,276
         -         9,200           9,200    Viacom, Inc., Class B +                                          -         478,952
     7,100             -           7,100    Westwood One, Inc.                                         186,375               -
         -           600             600    WPP Group PLC ADR                                                -          35,940
                                            Business Services
         -        20,600          20,600    HON  INDUSTRIES, Inc.                                            -         514,176
     4,700             -           4,700    Iron Mountain, Inc.                                        169,905               -
         -        14,900          14,900    KPMG Consulting, Inc. +                                          -         232,589
         -        15,800          15,800    R.R. Donnelley & Sons Co.                                        -         439,872
         -        20,300          20,300    United Parcel Service, Inc.                                      -       1,166,235
    14,900             -          14,900    Viad Corp.                                                 370,414               -
    28,600             -          28,600    Waste Management, Inc.                                     698,126               -


                  Principal/Shares                                                                              Market Value
-----------------------------------------------------                                                        ------------------
   Mid Cap                       Pro Forma                                                                        Pro Forma
    Value         Value           Combined                              Description                               Combined
-------------- -------------  -------------------------------------------------------------------                -----------
                                            COMMON STOCK
                                            Aerospace & Military Technology
         -         5,500           5,500    Boeing Co.                                                             339,900
     2,500         6,400           8,900    General Dynamics Corp.                                                 686,012
                                            Apparel & Textiles
         -        55,000          55,000    Intimate Brands, Inc., Class A                                         880,000
         -        18,556          18,556    Kellwood Co. (1)                                                       396,171
                                            Automotive
     9,900             -           9,900    AutoZone, Inc.                                                         310,266
     5,800             -           5,800    Johnson Controls, Inc                                                  419,920
    13,200        18,600          31,800    Lear Corp. +                                                         1,144,800
                                            Banks
         -        23,600          23,600    BancorpSouth, Inc.                                                     349,044
         -        16,500          16,500    Bank of New York Co., Inc.                                             828,300
         -         6,400           6,400    Bank One Corp.                                                         241,728
    10,000             -          10,000    BB&T Corp.                                                             354,200
         -        26,682          26,682    Commerce Bancshares, Inc.                                              904,520
    14,200             -          14,200    Dime Bancorp, Inc.                                                     473,570
         -        45,500          45,500    First Virginia Banks, Inc. (1)                                       1,995,630
         -         8,600           8,600    Fleetboston Financial Corp.                                            329,982
         -        12,400          12,400    Golden West Financial Corp.                                            727,880
    11,900             -          11,900    Greenpoint Financial Corp.                                             437,920
     4,100             -           4,100    M & T Bank Corp.                                                       293,355
     9,100             -           9,100    SouthTrust Corp                                                        432,705
         -         2,300           2,300    State Street Corp.                                                     238,694
         -         9,600           9,600    UMB Financial Corp.                                                    354,720
         -        35,810          35,810    Washington Federal, Inc.                                               913,513
                                            Broadcasting & Media
         -        39,200          39,200    AT&T Corp.- Liberty Media Group, Inc., Class A +                       627,200
    27,900             -          27,900    Belo Corp.                                                             492,156
     3,800             -           3,800    Cablevision Systems Corp., Class A +                                   261,250
    18,800             -          18,800    Cox Radio, Inc.                                                        485,040
         -         2,400           2,400    Dow Jones & Co., Inc.                                                  130,248
    11,200             -          11,200    Echostar Communications Corp., Class A                                 335,551
     9,500             -           9,500    Entercom Communications Corp. +                                        433,390
     4,900         9,300          14,200    Gannett Co., Inc.                                                      916,610
    10,400             -          10,400    Knight Ridder, Inc                                                     563,160
     4,200             -           4,200    Scripps (E.W) Co., Class A                                             269,724
         -         3,400           3,400    Tribune Co.                                                            143,276
         -         9,200           9,200    Viacom, Inc., Class B +                                                478,952
     7,100             -           7,100    Westwood One, Inc.                                                     186,375
         -           600             600    WPP Group PLC ADR                                                       35,940
                                            Business Services
         -        20,600          20,600    HON  INDUSTRIES, Inc.                                                  514,176
     4,700             -           4,700    Iron Mountain, Inc.                                                    169,905
         -        14,900          14,900    KPMG Consulting, Inc. +                                                232,589
         -        15,800          15,800    R.R. Donnelley & Sons Co.                                              439,872
         -        20,300          20,300    United Parcel Service, Inc.                                          1,166,235
    14,900             -          14,900    Viad Corp.                                                             370,414
    28,600             -          28,600    Waste Management, Inc.                                                 698,126

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                  Coupon    Maturity Date
--------------   -------------   ------------------------------------------------------------------   ----------- --------------
                                                     Chemicals
        9,700          29,600              39,300    Air Products & Chemicals, Inc
        3,000               -               3,000    FMC Corp
            -          10,600              10,600    Monsanto Co. +
            -          11,300              11,300    Praxair, Inc
                                                     Communication Equipment
            -          25,800              25,800    Lucent Technologies, Inc.
            -          37,300              37,300    Tellabs, Inc. +
            -           7,400               7,400    Tycom Ltd. +
                                                     Computers & Business Equipment
       17,600               -              17,600    Apple Computer, Inc.
            -          33,600              33,600    Hewlett-Packard Co.
            -          13,100              13,100    International Business Machines Corp.
            -          40,800              40,800    Lexmark International Group, Inc., Class A +
            -           7,700               7,700    Pitney Bowes, Inc.
                                                     Computer Software
            -           9,000               9,000    Autodesk, Inc.
            -          26,900              26,900    BMC Software, Inc. +
       16,700          25,600              42,300    Cadence Design Systems, Inc. +
       12,100          10,600              22,700    Computer Associates International, Inc.
            -          25,500              25,500    Computer Sciences Corp +
            -          28,900              28,900    Compuware Corp. +
            -          13,900              13,900    First Data Corp.
            -           6,400               6,400    Novell, Inc. +
       29,900               -              29,900    Omnicare, Inc.
                                                     Drugs
            -          32,700              32,700    American Home Products Corp.
            -          48,000              48,000    Bristol-Myers Squibb Co.
        9,000               -               9,000    Cabot Corp
            -          10,600              10,600    Eli Lilly & Co.
            -          28,600              28,600    Merck & Co., Inc.
            -           2,700               2,700    Pharmacia Corp.
            -          22,900              22,900    Schering-Plough Corp.
                                                     Electric Utilities
        7,300               -               7,300    American Electric Power Co., Inc.
        7,300               -               7,300    Calpine Corp.+
        4,700               -               4,700    Dominion Resources, Inc.
        7,900               -               7,900    DPL, Inc.
        5,700               -               5,700    Entergy Corp.
        5,925           7,600              13,525    Exelon Corp.
        6,800               -               6,800    Reliant Energy, Inc.
       11,400               -              11,400    Teco Energy, Inc.
        8,700               -               8,700    Utilicorp United, Inc.
            -          20,500              20,500    Wisconsin Energy Corp.
                                                     Electrical Equipment
            -          85,700              85,700    Hubbell, Inc., Class B
            -           8,700               8,700    Parker Hannifin Corp
        1,400               -               1,400    Rudolph Technologies, Inc.
            -          17,000              17,000    SCI Systems, Inc. +
                                                     Electronics
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                            Mid Cap
    Value           Value            Combined                              Description                    Value          Value
--------------   -------------   ------------------------------------------------------------------  ----------------  ----------
                                                     Chemicals                                                  2.1%        1.4%
        9,700          29,600              39,300    Air Products & Chemicals, Inc
        3,000               -               3,000    FMC Corp
            -          10,600              10,600    Monsanto Co. +
            -          11,300              11,300    Praxair, Inc
                                                     Communication Equipment                                    0.0%        1.1%
            -          25,800              25,800    Lucent Technologies, Inc.
            -          37,300              37,300    Tellabs, Inc. +
            -           7,400               7,400    Tycom Ltd. +
                                                     Computers & Business Equipment                             1.5%        3.4%
       17,600               -              17,600    Apple Computer, Inc.
            -          33,600              33,600    Hewlett-Packard Co.
            -          13,100              13,100    International Business Machines Corp.
            -          40,800              40,800    Lexmark International Group, Inc., Class A +
            -           7,700               7,700    Pitney Bowes, Inc.
                                                     Computer Software                                          4.6%        2.6%
            -           9,000               9,000    Autodesk, Inc.
            -          26,900              26,900    BMC Software, Inc. +
       16,700          25,600              42,300    Cadence Design Systems, Inc. +
       12,100          10,600              22,700    Computer Associates International, Inc.
            -          25,500              25,500    Computer Sciences Corp +
            -          28,900              28,900    Compuware Corp. +
            -          13,900              13,900    First Data Corp.
            -           6,400               6,400    Novell, Inc. +
       29,900               -              29,900    Omnicare, Inc.
                                                     Drugs                                                      1.0%        5.7%
            -          32,700              32,700    American Home Products Corp.
            -          48,000              48,000    Bristol-Myers Squibb Co.
        9,000               -               9,000    Cabot Corp
            -          10,600              10,600    Eli Lilly & Co.
            -          28,600              28,600    Merck & Co., Inc.
            -           2,700               2,700    Pharmacia Corp.
            -          22,900              22,900    Schering-Plough Corp.
                                                     Electric Utilities                                         9.8%        0.6%
        7,300               -               7,300    American Electric Power Co., Inc.
        7,300               -               7,300    Calpine Corp.+
        4,700               -               4,700    Dominion Resources, Inc.
        7,900               -               7,900    DPL, Inc.
        5,700               -               5,700    Entergy Corp.
        5,925           7,600              13,525    Exelon Corp.
        6,800               -               6,800    Reliant Energy, Inc.
       11,400               -              11,400    Teco Energy, Inc.
        8,700               -               8,700    Utilicorp United, Inc.
            -          20,500              20,500    Wisconsin Energy Corp.
                                                     Electrical Equipment                                       0.2%        2.1%
            -          85,700              85,700    Hubbell, Inc., Class B
            -           8,700               8,700    Parker Hannifin Corp
        1,400               -               1,400    Rudolph Technologies, Inc.
            -          17,000              17,000    SCI Systems, Inc. +
                                                     Electronics                                                3.2%        1.8%
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                     Pro Forma
    Value           Value            Combined                              Description                            Combined
--------------   -------------   ----------------------------------------------------------------------------   --------------
                                                     Chemicals                                                           1.5%
        9,700          29,600              39,300    Air Products & Chemicals, Inc
        3,000               -               3,000    FMC Corp
            -          10,600              10,600    Monsanto Co. +
            -          11,300              11,300    Praxair, Inc
                                                     Communication Equipment                                             0.9%
            -          25,800              25,800    Lucent Technologies, Inc.
            -          37,300              37,300    Tellabs, Inc. +
            -           7,400               7,400    Tycom Ltd. +
                                                     Computers & Business Equipment                                      3.1%
       17,600               -              17,600    Apple Computer, Inc.
            -          33,600              33,600    Hewlett-Packard Co.
            -          13,100              13,100    International Business Machines Corp.
            -          40,800              40,800    Lexmark International Group, Inc., Class A +
            -           7,700               7,700    Pitney Bowes, Inc.
                                                     Computer Software                                                   2.9%
            -           9,000               9,000    Autodesk, Inc.
            -          26,900              26,900    BMC Software, Inc. +
       16,700          25,600              42,300    Cadence Design Systems, Inc. +
       12,100          10,600              22,700    Computer Associates International, Inc.
            -          25,500              25,500    Computer Sciences Corp +
            -          28,900              28,900    Compuware Corp. +
            -          13,900              13,900    First Data Corp.
            -           6,400               6,400    Novell, Inc. +
       29,900               -              29,900    Omnicare, Inc.
                                                     Drugs                                                               4.9%
            -          32,700              32,700    American Home Products Corp.
            -          48,000              48,000    Bristol-Myers Squibb Co.
        9,000               -               9,000    Cabot Corp
            -          10,600              10,600    Eli Lilly & Co.
            -          28,600              28,600    Merck & Co., Inc.
            -           2,700               2,700    Pharmacia Corp.
            -          22,900              22,900    Schering-Plough Corp.
                                                     Electric Utilities                                                  2.2%
        7,300               -               7,300    American Electric Power Co., Inc.
        7,300               -               7,300    Calpine Corp.+
        4,700               -               4,700    Dominion Resources, Inc.
        7,900               -               7,900    DPL, Inc.
        5,700               -               5,700    Entergy Corp.
        5,925           7,600              13,525    Exelon Corp.
        6,800               -               6,800    Reliant Energy, Inc.
       11,400               -              11,400    Teco Energy, Inc.
        8,700               -               8,700    Utilicorp United, Inc.
            -          20,500              20,500    Wisconsin Energy Corp.
                                                     Electrical Equipment                                                1.8%
            -          85,700              85,700    Hubbell, Inc., Class B
            -           8,700               8,700    Parker Hannifin Corp
        1,400               -               1,400    Rudolph Technologies, Inc.
            -          17,000              17,000    SCI Systems, Inc. +
                                                     Electronics                                                         2.0%
                  Principal/Shares                                                                              Market Value
-----------------------------------------------------                                                  -----------------------------
   Mid Cap                          Pro Forma                                                             Mid Cap
    Value           Value            Combined                              Description                     Value            Value
--------------   -------------   ----------------------------------------------------------------      ---------------  ------------
                                                 Chemicals
    9,700          29,600              39,300    Air Products & Chemicals, Inc                            417,003        1,272,504
    3,000               -               3,000    FMC Corp                                                 215,070                -
        -          10,600              10,600    Monsanto Co. +                                                 -          328,070
        -          11,300              11,300    Praxair, Inc                                                   -          534,829
                                                 Communication Equipment
        -          25,800              25,800    Lucent Technologies, Inc.                                      -          258,258
        -          37,300              37,300    Tellabs, Inc. +                                                -        1,309,603
        -           7,400               7,400    Tycom Ltd. +                                                   -          107,226
                                                 Computers & Business Equipment
   17,600               -              17,600    Apple Computer, Inc.                                     448,624                -
        -          33,600              33,600    Hewlett-Packard Co.                                            -          955,248
        -          13,100              13,100    International Business Machines Corp.                          -        1,508,334
        -          40,800              40,800    Lexmark International Group, Inc., Class A +                   -        2,506,344
        -           7,700               7,700    Pitney Bowes, Inc.                                             -          293,139
                                                 Computer Software
        -           9,000               9,000    Autodesk, Inc.                                                 -          313,740
        -          26,900              26,900    BMC Software, Inc. +                                           -          650,711
   16,700          25,600              42,300    Cadence Design Systems, Inc. +                           345,690          529,920
   12,100          10,600              22,700    Computer Associates International, Inc.                  389,499          341,214
        -          25,500              25,500    Computer Sciences Corp +                                       -          908,565
        -          28,900              28,900    Compuware Corp. +                                              -          297,092
        -          13,900              13,900    First Data Corp.                                               -          937,416
        -           6,400               6,400    Novell, Inc. +                                                 -           30,592
   29,900               -              29,900    Omnicare, Inc.                                           663,780                -
                                                 Drugs
        -          32,700              32,700    American Home Products Corp.                                   -        1,888,425
        -          48,000              48,000    Bristol-Myers Squibb Co.                                       -        2,688,000
    9,000               -               9,000    Cabot Corp                                               292,590                -
        -          10,600              10,600    Eli Lilly & Co.                                                -          901,000
        -          28,600              28,600    Merck & Co., Inc.                                              -        2,172,742
        -           2,700               2,700    Pharmacia Corp.                                                -          141,102
        -          22,900              22,900    Schering-Plough Corp.                                          -          882,566
                                                 Electric Utilities
    7,300               -               7,300    American Electric Power Co., Inc.                        360,182                -
    7,300               -               7,300    Calpine Corp.+                                           416,027                -
    4,700               -               4,700    Dominion Resources, Inc.                                 321,903                -
    7,900               -               7,900    DPL, Inc.                                                244,821                -
    5,700               -               5,700    Entergy Corp.                                            230,850                -
    5,925           7,600              13,525    Exelon Corp.                                             409,121          524,780
    6,800               -               6,800    Reliant Energy, Inc.                                     336,940                -
   11,400               -              11,400    Teco Energy, Inc.                                        364,686                -
    8,700               -               8,700    Utilicorp United, Inc.                                   307,110                -
        -          20,500              20,500    Wisconsin Energy Corp.                                         -          451,000
                                                 Electrical Equipment
        -          85,700              85,700    Hubbell, Inc., Class B                                         -        2,367,034
        -           8,700               8,700    Parker Hannifin Corp                                           -          405,594
    1,400               -               1,400    Rudolph Technologies, Inc.                                67,326                -
        -          17,000              17,000    SCI Systems, Inc. +                                            -          434,350
                                                 Electronics
                  Principal/Shares                                                                                 Market Value
-----------------------------------------------------                                                            ----------------
   Mid Cap                          Pro Forma                                                                        Pro Forma
    Value           Value            Combined                              Description                               Combined
--------------   -------------   ---------------------------------------------------------------------------     ----------------
                                                     Chemicals
        9,700          29,600              39,300    Air Products & Chemicals, Inc                                   1,689,507
        3,000               -               3,000    FMC Corp                                                          215,070
            -          10,600              10,600    Monsanto Co. +                                                    328,070
            -          11,300              11,300    Praxair, Inc                                                      534,829
                                                     Communication Equipment
            -          25,800              25,800    Lucent Technologies, Inc.                                         258,258
            -          37,300              37,300    Tellabs, Inc. +                                                 1,309,603
            -           7,400               7,400    Tycom Ltd. +                                                      107,226
                                                     Computers & Business Equipment
       17,600               -              17,600    Apple Computer, Inc.                                              448,624
            -          33,600              33,600    Hewlett-Packard Co.                                               955,248
            -          13,100              13,100    International Business Machines Corp.                           1,508,334
            -          40,800              40,800    Lexmark International Group, Inc., Class A +                    2,506,344
            -           7,700               7,700    Pitney Bowes, Inc.                                                293,139
                                                     Computer Software
            -           9,000               9,000    Autodesk, Inc.                                                    313,740
            -          26,900              26,900    BMC Software, Inc. +                                              650,711
       16,700          25,600              42,300    Cadence Design Systems, Inc. +                                    875,610
       12,100          10,600              22,700    Computer Associates International, Inc.                           730,713
            -          25,500              25,500    Computer Sciences Corp +                                          908,565
            -          28,900              28,900    Compuware Corp. +                                                 297,092
            -          13,900              13,900    First Data Corp.                                                  937,416
            -           6,400               6,400    Novell, Inc. +                                                     30,592
       29,900               -              29,900    Omnicare, Inc.                                                    663,780
                                                     Drugs
            -          32,700              32,700    American Home Products Corp.                                    1,888,425
            -          48,000              48,000    Bristol-Myers Squibb Co.                                        2,688,000
        9,000               -               9,000    Cabot Corp                                                        292,590
            -          10,600              10,600    Eli Lilly & Co.                                                   901,000
            -          28,600              28,600    Merck & Co., Inc.                                               2,172,742
            -           2,700               2,700    Pharmacia Corp.                                                   141,102
            -          22,900              22,900    Schering-Plough Corp.                                             882,566
                                                     Electric Utilities
        7,300               -               7,300    American Electric Power Co., Inc.                                 360,182
        7,300               -               7,300    Calpine Corp.+                                                    416,027
        4,700               -               4,700    Dominion Resources, Inc.                                          321,903
        7,900               -               7,900    DPL, Inc.                                                         244,821
        5,700               -               5,700    Entergy Corp.                                                     230,850
        5,925           7,600              13,525    Exelon Corp.                                                      933,901
        6,800               -               6,800    Reliant Energy, Inc.                                              336,940
       11,400               -              11,400    Teco Energy, Inc.                                                 364,686
        8,700               -               8,700    Utilicorp United, Inc.                                            307,110
            -          20,500              20,500    Wisconsin Energy Corp.                                            451,000
                                                     Electrical Equipment
            -          85,700              85,700    Hubbell, Inc., Class B                                          2,367,034
            -           8,700               8,700    Parker Hannifin Corp                                              405,594
        1,400               -               1,400    Rudolph Technologies, Inc.                                         67,326
            -          17,000              17,000    SCI Systems, Inc. +                                               434,350
                                                     Electronics

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                    Coupon    Maturity Date
--------------   -------------   ---------------------------------------------------------------------  ----------- --------------
            -          74,700              74,700    Agere Systems, Inc., Class A +
            -           7,568               7,568    Agilent Technologies, Inc. +
            -           2,800               2,800    Applied Materials, Inc. +
       15,600               -              15,600    Arrow Electronics, Inc.
            -           5,800               5,800    Intel Corp.
        1,400               -               1,400    KLA-Tencor Corp.
        3,900               -               3,900    Lam Research Corp.
            -           4,500               4,500    Micron Technology, Inc. +
            -           6,865               6,865    Molex, Inc.
            -          11,000              11,000    Motorola, Inc.
        1,300               -               1,300    Novellus Systems, Inc.
       10,900               -              10,900    Solectron Corp.
            -          15,900              15,900    Texas Instruments, Inc.
            -           6,700               6,700    Textron, Inc
                                                     Energy Services
            -           4,600               4,600    Cooper Cameron Corp.+
            -           8,900               8,900    Halliburton Co.
        6,900               -               6,900    Rowan Co., Inc.
            -           7,400               7,400    Schlumberger Ltd.
            -           8,700               8,700    Transocean Sedco Forex, Inc.
        4,600               -               4,600    Weatherford International, Inc.
            -               -                        Energy Sources
        4,500           3,900               8,400    Anadarko Petroleum Corp.
        4,500               -               4,500    Apache Corp.
        6,300               -               6,300    Burlington Resources, Inc.
            -           9,600               9,600    Chevron Corp (1)
            -           5,739               5,739    Devon Energy Corp.
        7,600               -               7,600    EOG Resources, Inc.
            -          18,600              18,600    Exxon Mobil Corp.
        6,600               -               6,600    Louis Dreyfus Natural Gas Corp.
            -           3,800               3,800    Millipore Corp.
        1,400               -               1,400    Mitchell Energy  Development Corp.
            -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR
        4,700               -               4,700    USX-Marathon Group
            -          18,700              18,700    Williams Cos., Inc.
        7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.
                                                     Entertainment Products
            -          20,100              20,100    National Presto Industries, Inc.
                                                     Financial Services
            -          60,500              50,100    American Express Co.
        6,600               -               6,600    Astoria Financial Corp.
        6,000               -               6,000    Capital One Financial Corp.
            -          59,278              59,278    Citigroup, Inc.
            -          60,300              60,300    CNA Surety Corp.
       16,100           9,050              25,150    Dun & Bradstreet Corp. +
            -          18,600              18,600    Federal Home Loan Mortgage Corp.
        9,400               -               9,400    Federated Investors, Inc., Class B +
       15,300               -              15,300    Heller Financial, Inc.
            -          33,900              33,900    Household International, Inc.
        4,600               -               4,600    IndyMac Bancorp, Inc.

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                  Mid Cap
    Value           Value            Combined                              Description                          Value          Value
--------------   -------------   ------------------------------------------------------------------------  ----------------  -------
        -          74,700              74,700    Agere Systems, Inc., Class A +
        -           7,568               7,568    Agilent Technologies, Inc. +
        -           2,800               2,800    Applied Materials, Inc. +
   15,600               -              15,600    Arrow Electronics, Inc.
        -           5,800               5,800    Intel Corp.
    1,400               -               1,400    KLA-Tencor Corp.
    3,900               -               3,900    Lam Research Corp.
        -           4,500               4,500    Micron Technology, Inc. +
        -           6,865               6,865    Molex, Inc.
        -          11,000              11,000    Motorola, Inc.
    1,300               -               1,300    Novellus Systems, Inc.
   10,900               -              10,900    Solectron Corp.
        -          15,900              15,900    Texas Instruments, Inc.
        -           6,700               6,700    Textron, Inc
                                                 Energy Services                                                  1.6%        1.1%
        -           4,600               4,600    Cooper Cameron Corp.+
        -           8,900               8,900    Halliburton Co.
    6,900               -               6,900    Rowan Co., Inc.
        -           7,400               7,400    Schlumberger Ltd.
        -           8,700               8,700    Transocean Sedco Forex, Inc.
    4,600               -               4,600    Weatherford International, Inc.
        -               -                        Energy Sources                                                   6.3%        4.5%
    4,500           3,900               8,400    Anadarko Petroleum Corp.
    4,500               -               4,500    Apache Corp.
    6,300               -               6,300    Burlington Resources, Inc.
        -           9,600               9,600    Chevron Corp (1)
        -           5,739               5,739    Devon Energy Corp.
    7,600               -               7,600    EOG Resources, Inc.
        -          18,600              18,600    Exxon Mobil Corp.
    6,600               -               6,600    Louis Dreyfus Natural Gas Corp.
        -           3,800               3,800    Millipore Corp.
    1,400               -               1,400    Mitchell Energy  Development Corp.
        -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR
    4,700               -               4,700    USX-Marathon Group
        -          18,700              18,700    Williams Cos., Inc.
    7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.
                                                 Entertainment Products                                           0.0%        0.4%
        -          20,100              20,100    National Presto Industries, Inc.
                                                 Financial Services                                               9.0%       12.5%
        -          60,500              50,100    American Express Co.
    6,600               -               6,600    Astoria Financial Corp.
    6,000               -               6,000    Capital One Financial Corp.
        -          59,278              59,278    Citigroup, Inc.
        -          60,300              60,300    CNA Surety Corp.
   16,100           9,050              25,150    Dun & Bradstreet Corp. +
        -          18,600              18,600    Federal Home Loan Mortgage Corp.
    9,400               -               9,400    Federated Investors, Inc., Class B +
   15,300               -              15,300    Heller Financial, Inc.
        -          33,900              33,900    Household International, Inc.
    4,600               -               4,600    IndyMac Bancorp, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                          Pro Forma
    Value           Value            Combined                              Description                                 Combined
--------------   -------------   ----------------------------------------------------------------------------        --------------
            -          74,700              74,700    Agere Systems, Inc., Class A +
            -           7,568               7,568    Agilent Technologies, Inc. +
            -           2,800               2,800    Applied Materials, Inc. +
       15,600               -              15,600    Arrow Electronics, Inc.
            -           5,800               5,800    Intel Corp.
        1,400               -               1,400    KLA-Tencor Corp.
        3,900               -               3,900    Lam Research Corp.
            -           4,500               4,500    Micron Technology, Inc. +
            -           6,865               6,865    Molex, Inc.
            -          11,000              11,000    Motorola, Inc.
        1,300               -               1,300    Novellus Systems, Inc.
       10,900               -              10,900    Solectron Corp.
            -          15,900              15,900    Texas Instruments, Inc.
            -           6,700               6,700    Textron, Inc
                                                     Energy Services                                                          1.2%
            -           4,600               4,600    Cooper Cameron Corp.+
            -           8,900               8,900    Halliburton Co.
        6,900               -               6,900    Rowan Co., Inc.
            -           7,400               7,400    Schlumberger Ltd.
            -           8,700               8,700    Transocean Sedco Forex, Inc.
        4,600               -               4,600    Weatherford International, Inc.
            -               -                        Energy Sources                                                           4.8%
        4,500           3,900               8,400    Anadarko Petroleum Corp.
        4,500               -               4,500    Apache Corp.
        6,300               -               6,300    Burlington Resources, Inc.
            -           9,600               9,600    Chevron Corp (1)
            -           5,739               5,739    Devon Energy Corp.
        7,600               -               7,600    EOG Resources, Inc.
            -          18,600              18,600    Exxon Mobil Corp.
        6,600               -               6,600    Louis Dreyfus Natural Gas Corp.
            -           3,800               3,800    Millipore Corp.
        1,400               -               1,400    Mitchell Energy  Development Corp.
            -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR
        4,700               -               4,700    USX-Marathon Group
            -          18,700              18,700    Williams Cos., Inc.
        7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.
                                                     Entertainment Products                                                   0.3%
            -          20,100              20,100    National Presto Industries, Inc.
                                                     Financial Services                                                      12.0%
            -          60,500              50,100    American Express Co.
        6,600               -               6,600    Astoria Financial Corp.
        6,000               -               6,000    Capital One Financial Corp.
            -          59,278              59,278    Citigroup, Inc.
            -          60,300              60,300    CNA Surety Corp.
       16,100           9,050              25,150    Dun & Bradstreet Corp. +
            -          18,600              18,600    Federal Home Loan Mortgage Corp.
        9,400               -               9,400    Federated Investors, Inc., Class B +
       15,300               -              15,300    Heller Financial, Inc.
            -          33,900              33,900    Household International, Inc.
        4,600               -               4,600    IndyMac Bancorp, Inc.
                  Principal/Shares                                                                               Market Value
-----------------------------------------------------                                                  -----------------------------
   Mid Cap                        Pro Forma                                                               Mid Cap
    Value          Value           Combined                              Description                       Value            Value
--------------  -------------  ----------------------------------------------------------------------  --------------- -------------
         -         74,700             74,700    Agere Systems, Inc., Class A +                                   -          522,900
         -          7,568              7,568    Agilent Technologies, Inc. +                                     -          295,228
         -          2,800              2,800    Applied Materials, Inc. +                                        -          152,880
    15,600              -             15,600    Arrow Electronics, Inc.                                    436,800                -
         -          5,800              5,800    Intel Corp.                                                      -          179,278
     1,400              -              1,400    KLA-Tencor Corp.                                            76,944                -
     3,900              -              3,900    Lam Research Corp.                                         115,440                -
         -          4,500              4,500    Micron Technology, Inc. +                                        -          204,210
         -          6,865              6,865    Molex, Inc.                                                      -          277,277
         -         11,000             11,000    Motorola, Inc.                                                   -          171,050
     1,300              -              1,300    Novellus Systems, Inc.                                      71,695                -
    10,900              -             10,900    Solectron Corp.                                            277,405                -
         -         15,900             15,900    Texas Instruments, Inc.                                          -          615,330
         -          6,700              6,700    Textron, Inc                                                     -          355,234
                                                Energy Services
         -          4,600              4,600    Cooper Cameron Corp.+                                            -          290,076
         -          8,900              8,900    Halliburton Co.                                                  -          384,569
     6,900              -              6,900    Rowan Co., Inc.                                            229,011                -
         -          7,400              7,400    Schlumberger Ltd.                                                -          490,620
         -          8,700              8,700    Transocean Sedco Forex, Inc.                                     -          472,236
     4,600              -              4,600    Weatherford International, Inc.                            267,858                -
         -              -                       Energy Sources
     4,500          3,900              8,400    Anadarko Petroleum Corp.                                   290,790          252,018
     4,500              -              4,500    Apache Corp.                                               287,820                -
     6,300              -              6,300    Burlington Resources, Inc.                                 297,423                -
         -          9,600              9,600    Chevron Corp (1)                                                 -          926,976
         -          5,739              5,739    Devon Energy Corp.                                               -          338,658
     7,600              -              7,600    EOG Resources, Inc.                                        352,564                -
         -         18,600             18,600    Exxon Mobil Corp.                                                -        1,647,960
     6,600              -              6,600    Louis Dreyfus Natural Gas Corp.                            251,460                -
         -          3,800              3,800    Millipore Corp.                                                  -          217,930
     1,400              -              1,400    Mitchell Energy  Development Corp.                          77,700                -
         -         45,300             45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR                 -        2,696,709
     4,700              -              4,700    USX-Marathon Group                                         150,212                -
         -         18,700             18,700    Williams Cos., Inc.                                              -          788,579
     7,200              -              7,200    XTO Energy, Inc./Cross Timbers Oil Co.                     195,480                -
                                                Entertainment Products
         -         20,100             20,100    National Presto Industries, Inc.                                 -          567,825
                                                Financial Services
         -         60,500             50,100    American Express Co.                                             -        2,567,620
     6,600              -              6,600    Astoria Financial Corp.                                    381,876                -
     6,000              -              6,000    Capital One Financial Corp.                                377,160                -
         -         59,278             59,278    Citigroup, Inc.                                                  -        2,913,514
         -         60,300             60,300    CNA Surety Corp.                                                 -          823,095
    16,100          9,050             25,150    Dun & Bradstreet Corp. +                                   447,097          251,319
         -         18,600             18,600    Federal Home Loan Mortgage Corp.                                 -        1,223,880
     9,400              -              9,400    Federated Investors, Inc., Class B +                       274,010                -
    15,300              -             15,300    Heller Financial, Inc.                                     488,223                -
         -         33,900             33,900    Household International, Inc.                                    -        2,170,278
     4,600              -              4,600    IndyMac Bancorp, Inc.                                      105,340                -

                  Principal/Shares                                                                                  Market Value
-----------------------------------------------------                                                            ------------------
   Mid Cap                          Pro Forma                                                                        Pro Forma
    Value           Value            Combined                              Description                                Combined
--------------   -------------   ----------------------------------------------------------------------------     -----------------
            -          74,700              74,700    Agere Systems, Inc., Class A +                                        522,900
            -           7,568               7,568    Agilent Technologies, Inc. +                                          295,228
            -           2,800               2,800    Applied Materials, Inc. +                                             152,880
       15,600               -              15,600    Arrow Electronics, Inc.                                               436,800
            -           5,800               5,800    Intel Corp.                                                           179,278
        1,400               -               1,400    KLA-Tencor Corp.                                                       76,944
        3,900               -               3,900    Lam Research Corp.                                                    115,440
            -           4,500               4,500    Micron Technology, Inc. +                                             204,210
            -           6,865               6,865    Molex, Inc.                                                           277,277
            -          11,000              11,000    Motorola, Inc.                                                        171,050
        1,300               -               1,300    Novellus Systems, Inc.                                                 71,695
       10,900               -              10,900    Solectron Corp.                                                       277,405
            -          15,900              15,900    Texas Instruments, Inc.                                               615,330
            -           6,700               6,700    Textron, Inc                                                          355,234
                                                     Energy Services
            -           4,600               4,600    Cooper Cameron Corp.+                                                 290,076
            -           8,900               8,900    Halliburton Co.                                                       384,569
        6,900               -               6,900    Rowan Co., Inc.                                                       229,011
            -           7,400               7,400    Schlumberger Ltd.                                                     490,620
            -           8,700               8,700    Transocean Sedco Forex, Inc.                                          472,236
        4,600               -               4,600    Weatherford International, Inc.                                       267,858
            -               -                        Energy Sources
        4,500           3,900               8,400    Anadarko Petroleum Corp.                                              542,808
        4,500               -               4,500    Apache Corp.                                                          287,820
        6,300               -               6,300    Burlington Resources, Inc.                                            297,423
            -           9,600               9,600    Chevron Corp (1)                                                      926,976
            -           5,739               5,739    Devon Energy Corp.                                                    338,658
        7,600               -               7,600    EOG Resources, Inc.                                                   352,564
            -          18,600              18,600    Exxon Mobil Corp.                                                   1,647,960
        6,600               -               6,600    Louis Dreyfus Natural Gas Corp.                                       251,460
            -           3,800               3,800    Millipore Corp.                                                       217,930
        1,400               -               1,400    Mitchell Energy  Development Corp.                                     77,700
            -          45,300              45,300    Royal Dutch Petroleum Co. NY Registry Shares GDR                    2,696,709
        4,700               -               4,700    USX-Marathon Group                                                    150,212
            -          18,700              18,700    Williams Cos., Inc.                                                   788,579
        7,200               -               7,200    XTO Energy, Inc./Cross Timbers Oil Co.                                195,480
                                                     Entertainment Products
            -          20,100              20,100    National Presto Industries, Inc.                                      567,825
                                                     Financial Services
            -          60,500              50,100    American Express Co.                                                2,567,620
        6,600               -               6,600    Astoria Financial Corp.                                               381,876
        6,000               -               6,000    Capital One Financial Corp.                                           377,160
            -          59,278              59,278    Citigroup, Inc.                                                     2,913,514
            -          60,300              60,300    CNA Surety Corp.                                                      823,095
       16,100           9,050              25,150    Dun & Bradstreet Corp. +                                              698,416
            -          18,600              18,600    Federal Home Loan Mortgage Corp.                                    1,223,880
        9,400               -               9,400    Federated Investors, Inc., Class B +                                  274,010
       15,300               -              15,300    Heller Financial, Inc.                                                488,223
            -          33,900              33,900    Household International, Inc.                                       2,170,278
        4,600               -               4,600    IndyMac Bancorp, Inc.                                                 105,340

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                    Coupon    Maturity Date
--------------   -------------   --------------------------------------------------------------------   ----------- ---------------
        9,300               -               9,300    John Hancock Financial Services, Inc. +
            -          19,950              19,950    JP Morgan Chase & Co.
        9,800          10,500              20,300    Moody's Corp.
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.
            -          26,400              26,400    Providian Financial Corp.
            -          10,400              10,400    Stilwell Financial, Inc.
            -          32,800              32,800    Student Loan Corp.
            -           3,700               3,700    USA Education, Inc.
            -          43,700              43,700    Wells Fargo Co.
                                                     Food, Beverage & Tobacco
            -           5,800               5,800    Anheuser-Busch Cos., Inc.
            -          22,100              22,100    Campbell Soup Co.
            -          19,400              19,400    H.J. Heinz & Co.
            -          36,700              36,700    Philip Morris Cos., Inc.
       15,700               -              15,700    Sara Lee Corp
            -          17,700              17,700    UST, Inc.
                                                     Forest Products
            -          20,700              20,700    Sealed Air Corp. +
            -          21,400              21,400    Rayonier, Inc.
                                                     Gas & Pipeline Utilities
            -          75,700              75,700    AGL Resources, Inc.
            -           4,400               4,400    El Paso Corp.
            -           1,800               1,800    Kinder Morgan, Inc.
            -          62,100              62,100    Northwest Natural Gas Co.
            -          56,700              56,700    Piedmont Natural Gas, Inc.
            -          79,900              79,900    WGL Holdings, Inc.
                                                     Health Services
       21,400               -              21,400    Bergen Brunswig Corp., Class A
        4,800               -               4,800    Tenet Healthcare Corp.
                                                     Household Products
            -          53,200              53,200    Clorox Co.
            -          22,900              22,900    Gillette Co.
            -          26,900              26,900    International Flavors & Fragrances, Inc.
            -           9,200               9,200    Kimberly-Clark Corp.
            -          35,800              35,800    Procter & Gamble Co.
                                                     Housing
            -           9,000               9,000    Black & Decker Corp.
            -          42,900              42,900    York International Corp.
                                                     Insurance
        5,150               -               5,150    AMBAC Financial Group, Inc.
            -           6,234               6,234    American International Group, Inc. (2)
            -          17,200              17,200    Aon Corp.
       34,900               -              34,900    Cendant Corp.
        5,100           6,200              11,300    Chubb Corp.
            -           7,600               7,600    CIGNA Corp.
            -          32,400              32,400    Horace Mann Educators Corp.
        1,600               -               1,600    Lennar Corp.
        8,200           5,000              13,200    Loews Corp.
        4,350               -               4,350    MBIA, Inc.

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                               Mid Cap
    Value           Value            Combined                              Description                       Value          Value
--------------   -------------   --------------------------------------------------------------------   ----------------  ----------
        9,300               -               9,300    John Hancock Financial Services, Inc. +
            -          19,950              19,950    JP Morgan Chase & Co.
        9,800          10,500              20,300    Moody's Corp.
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.
            -          26,400              26,400    Providian Financial Corp.
            -          10,400              10,400    Stilwell Financial, Inc.
            -          32,800              32,800    Student Loan Corp.
            -           3,700               3,700    USA Education, Inc.
            -          43,700              43,700    Wells Fargo Co.
                                                     Food, Beverage & Tobacco                                      1.0%        2.6%
            -           5,800               5,800    Anheuser-Busch Cos., Inc.
            -          22,100              22,100    Campbell Soup Co.
            -          19,400              19,400    H.J. Heinz & Co.
            -          36,700              36,700    Philip Morris Cos., Inc.
       15,700               -              15,700    Sara Lee Corp
            -          17,700              17,700    UST, Inc.
                                                     Forest Products                                               0.0%        1.1%
            -          20,700              20,700    Sealed Air Corp. +
            -          21,400              21,400    Rayonier, Inc.
                                                     Gas & Pipeline Utilities                                      0.0%        5.1%
            -          75,700              75,700    AGL Resources, Inc.
            -           4,400               4,400    El Paso Corp.
            -           1,800               1,800    Kinder Morgan, Inc.
            -          62,100              62,100    Northwest Natural Gas Co.
            -          56,700              56,700    Piedmont Natural Gas, Inc.
            -          79,900              79,900    WGL Holdings, Inc.
                                                     Health Services                                               2.0%        0.0%
       21,400               -              21,400    Bergen Brunswig Corp., Class A
        4,800               -               4,800    Tenet Healthcare Corp.
                                                     Household Products                                            0.0%        3.7%
            -          53,200              53,200    Clorox Co.
            -          22,900              22,900    Gillette Co.
            -          26,900              26,900    International Flavors & Fragrances, Inc.
            -           9,200               9,200    Kimberly-Clark Corp.
            -          35,800              35,800    Procter & Gamble Co.
                                                     Housing                                                       0.0%        1.1%
            -           9,000               9,000    Black & Decker Corp.
            -          42,900              42,900    York International Corp.
                                                     Insurance                                                     9.8%        3.4%
        5,150               -               5,150    AMBAC Financial Group, Inc.
            -           6,234               6,234    American International Group, Inc. (2)
            -          17,200              17,200    Aon Corp.
       34,900               -              34,900    Cendant Corp.
        5,100           6,200              11,300    Chubb Corp.
            -           7,600               7,600    CIGNA Corp.
            -          32,400              32,400    Horace Mann Educators Corp.
        1,600               -               1,600    Lennar Corp.
        8,200           5,000              13,200    Loews Corp.
        4,350               -               4,350    MBIA, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                   Pro Forma
    Value           Value            Combined                              Description                          Combined
--------------   -------------   -----------------------------------------------------------------------      --------------
        9,300               -               9,300    John Hancock Financial Services, Inc. +
            -          19,950              19,950    JP Morgan Chase & Co.
        9,800          10,500              20,300    Moody's Corp.
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.
            -          26,400              26,400    Providian Financial Corp.
            -          10,400              10,400    Stilwell Financial, Inc.
            -          32,800              32,800    Student Loan Corp.
            -           3,700               3,700    USA Education, Inc.
            -          43,700              43,700    Wells Fargo Co.
                                                     Food, Beverage & Tobacco                                          2.4%
            -           5,800               5,800    Anheuser-Busch Cos., Inc.
            -          22,100              22,100    Campbell Soup Co.
            -          19,400              19,400    H.J. Heinz & Co.
            -          36,700              36,700    Philip Morris Cos., Inc.
       15,700               -              15,700    Sara Lee Corp
            -          17,700              17,700    UST, Inc.
                                                     Forest Products                                                   0.9%
            -          20,700              20,700    Sealed Air Corp. +
            -          21,400              21,400    Rayonier, Inc.
                                                     Gas & Pipeline Utilities                                          4.3%
            -          75,700              75,700    AGL Resources, Inc.
            -           4,400               4,400    El Paso Corp.
            -           1,800               1,800    Kinder Morgan, Inc.
            -          62,100              62,100    Northwest Natural Gas Co.
            -          56,700              56,700    Piedmont Natural Gas, Inc.
            -          79,900              79,900    WGL Holdings, Inc.
                                                     Health Services                                                   0.3%
       21,400               -              21,400    Bergen Brunswig Corp., Class A
        4,800               -               4,800    Tenet Healthcare Corp.
                                                     Household Products                                                3.1%
            -          53,200              53,200    Clorox Co.
            -          22,900              22,900    Gillette Co.
            -          26,900              26,900    International Flavors & Fragrances, Inc.
            -           9,200               9,200    Kimberly-Clark Corp.
            -          35,800              35,800    Procter & Gamble Co.
                                                     Housing                                                           0.9%
            -           9,000               9,000    Black & Decker Corp.
            -          42,900              42,900    York International Corp.
                                                     Insurance                                                         4.5%
        5,150               -               5,150    AMBAC Financial Group, Inc.
            -           6,234               6,234    American International Group, Inc. (2)
            -          17,200              17,200    Aon Corp.
       34,900               -              34,900    Cendant Corp.
        5,100           6,200              11,300    Chubb Corp.
            -           7,600               7,600    CIGNA Corp.
            -          32,400              32,400    Horace Mann Educators Corp.
        1,600               -               1,600    Lennar Corp.
        8,200           5,000              13,200    Loews Corp.
        4,350               -               4,350    MBIA, Inc.
                  Principal/Shares                                                                             Market Value
-----------------------------------------------------                                                   ----------------------------
   Mid Cap                        Pro Forma                                                              Mid Cap
    Value          Value           Combined                              Description                      Value            Value
--------------  -------------  --------------------------------------------------------------------   ---------------   ------------
    9,300              -              9,300    John Hancock Financial Services, Inc. +                   345,495                  -
        -         19,950             19,950    JP Morgan Chase & Co.                                           -            957,201
    9,800         10,500             20,300    Moody's Corp.                                             307,720            329,700
        -         24,820             12,120    Morgan Stanley Dean Witter & Co.                                -          1,558,448
        -         26,400             26,400    Providian Financial Corp.                                       -          1,407,120
        -         10,400             10,400    Stilwell Financial, Inc.                                        -            306,488
        -         32,800             32,800    Student Loan Corp.                                              -          2,394,400
        -          3,700              3,700    USA Education, Inc.                                             -            263,070
        -         43,700             43,700    Wells Fargo Co.                                                 -          2,052,589
                                               Food, Beverage & Tobacco
        -          5,800              5,800    Anheuser-Busch Cos., Inc.                                       -            231,942
        -         22,100             22,100    Campbell Soup Co.                                               -            672,724
        -         19,400             19,400    H.J. Heinz & Co.                                                -            759,510
        -         36,700             36,700    Philip Morris Cos., Inc.                                        -          1,839,037
   15,700              -             15,700    Sara Lee Corp                                             312,587                  -
        -         17,700             17,700    UST, Inc.                                                       -            532,770
                                               Forest Products
        -         20,700             20,700    Sealed Air Corp. +                                              -            803,160
        -         21,400             21,400    Rayonier, Inc.                                                  -            938,390
                                               Gas & Pipeline Utilities
        -         75,700             75,700    AGL Resources, Inc.                                             -          1,729,745
        -          4,400              4,400    El Paso Corp.                                                   -            302,720
        -          1,800              1,800    Kinder Morgan, Inc.                                             -            105,660
        -         62,100             62,100    Northwest Natural Gas Co.                                       -          1,378,620
        -         56,700             56,700    Piedmont Natural Gas, Inc.                                      -          2,015,685
        -         79,900             79,900    WGL Holdings, Inc.                                              -          2,285,140
                                               Health Services
   21,400              -             21,400    Bergen Brunswig Corp., Class A                            391,620                  -
    4,800              -              4,800    Tenet Healthcare Corp.                                    214,272                  -
                                               Household Products
        -         53,200             53,200    Clorox Co.                                                      -          1,693,356
        -         22,900             22,900    Gillette Co.                                                    -            649,444
        -         26,900             26,900    International Flavors & Fragrances, Inc.                        -            664,968
        -          9,200              9,200    Kimberly-Clark Corp.                                            -            546,480
        -         35,800             35,800    Procter & Gamble Co.                                            -          2,149,790
                                               Housing
        -          9,000              9,000    Black & Decker Corp.                                            -            358,740
        -         42,900             42,900    York International Corp.                                        -          1,296,009
                                               Insurance
    5,150              -              5,150    AMBAC Financial Group, Inc.                               277,122                  -
        -          6,234              6,234    American International Group, Inc. (2)                          -            509,941
        -         17,200             17,200    Aon Corp.                                                       -            571,728
   34,900              -             34,900    Cendant Corp.                                             619,126                  -
    5,100          6,200             11,300    Chubb Corp.                                               340,425            413,850
        -          7,600              7,600    CIGNA Corp.                                                     -            810,920
        -         32,400             32,400    Horace Mann Educators Corp.                                     -            549,504
    1,600              -              1,600    Lennar Corp.                                               70,032                  -
    8,200          5,000             13,200    Loews Corp.                                               552,762            337,050
    4,350              -              4,350    MBIA, Inc.                                                208,148                  -

                  Principal/Shares                                                                                 Market Value
-----------------------------------------------------                                                            -----------------
   Mid Cap                          Pro Forma                                                                       Pro Forma
    Value           Value            Combined                              Description                               Combined
--------------   -------------   ----------------------------------------------------------------------------    -----------------
        9,300               -               9,300    John Hancock Financial Services, Inc. +                              345,495
            -          19,950              19,950    JP Morgan Chase & Co.                                                957,201
        9,800          10,500              20,300    Moody's Corp.                                                        637,420
            -          24,820              12,120    Morgan Stanley Dean Witter & Co.                                   1,558,448
            -          26,400              26,400    Providian Financial Corp.                                          1,407,120
            -          10,400              10,400    Stilwell Financial, Inc.                                             306,488
            -          32,800              32,800    Student Loan Corp.                                                 2,394,400
            -           3,700               3,700    USA Education, Inc.                                                  263,070
            -          43,700              43,700    Wells Fargo Co.                                                    2,052,589
                                                     Food, Beverage & Tobacco
            -           5,800               5,800    Anheuser-Busch Cos., Inc.                                            231,942
            -          22,100              22,100    Campbell Soup Co.                                                    672,724
            -          19,400              19,400    H.J. Heinz & Co.                                                     759,510
            -          36,700              36,700    Philip Morris Cos., Inc.                                           1,839,037
       15,700               -              15,700    Sara Lee Corp                                                        312,587
            -          17,700              17,700    UST, Inc.                                                            532,770
                                                     Forest Products
            -          20,700              20,700    Sealed Air Corp. +                                                   803,160
            -          21,400              21,400    Rayonier, Inc.                                                       938,390
                                                     Gas & Pipeline Utilities
            -          75,700              75,700    AGL Resources, Inc.                                                1,729,745
            -           4,400               4,400    El Paso Corp.                                                        302,720
            -           1,800               1,800    Kinder Morgan, Inc.                                                  105,660
            -          62,100              62,100    Northwest Natural Gas Co.                                          1,378,620
            -          56,700              56,700    Piedmont Natural Gas, Inc.                                         2,015,685
            -          79,900              79,900    WGL Holdings, Inc.                                                 2,285,140
                                                     Health Services
       21,400               -              21,400    Bergen Brunswig Corp., Class A                                       391,620
        4,800               -               4,800    Tenet Healthcare Corp.                                               214,272
                                                     Household Products
            -          53,200              53,200    Clorox Co.                                                         1,693,356
            -          22,900              22,900    Gillette Co.                                                         649,444
            -          26,900              26,900    International Flavors & Fragrances, Inc.                             664,968
            -           9,200               9,200    Kimberly-Clark Corp.                                                 546,480
            -          35,800              35,800    Procter & Gamble Co.                                               2,149,790
                                                     Housing
            -           9,000               9,000    Black & Decker Corp.                                                 358,740
            -          42,900              42,900    York International Corp.                                           1,296,009
                                                     Insurance
        5,150               -               5,150    AMBAC Financial Group, Inc.                                          277,122
            -           6,234               6,234    American International Group, Inc. (2)                               509,941
            -          17,200              17,200    Aon Corp.                                                            571,728
       34,900               -              34,900    Cendant Corp.                                                        619,126
        5,100           6,200              11,300    Chubb Corp.                                                          754,275
            -           7,600               7,600    CIGNA Corp.                                                          810,920
            -          32,400              32,400    Horace Mann Educators Corp.                                          549,504
        1,600               -               1,600    Lennar Corp.                                                          70,032
        8,200           5,000              13,200    Loews Corp.                                                          889,812
        4,350               -               4,350    MBIA, Inc.                                                           208,148

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                              Description                   Coupon    Maturity Date
--------------   -------------   --------------------------------------------------------------------  ----------- -------------
            -           3,500               3,500    Progressive Corp.
        2,000               -               2,000    Radian Group, Inc.
            -           3,300               3,300    Sun Life Financial Services of Canada, Inc.
            -           6,800               6,800    TransAtlantic Holdings, Inc. (2)
        9,700           6,919              16,619    UnumProvident Corp.
        6,400           8,445              14,845    XL Capital Ltd., Class A
                                                     Leisure & Tourism
       15,200          30,900              46,100    Carnival Corp., Class A
            -           8,400               8,400    Marriott International, Inc., Class A
            -          30,300              30,300    McDonald's Corp.
            -          20,200              20,200    The Walt Disney Co.
       13,000          19,200              32,200    Tricon Global Restaurants, Inc. +
                                                     Machinery
            -          10,000              10,000    Dover Corp.
                                                     Medical Products
            -          11,800              11,800    Bard (C.R.), Inc.
        7,200               -               7,200    Beckman Coulter, Inc.
       10,100          15,500              25,600    Becton, Dickinson & Co.
            -          51,600              51,600    Boston Scientific Corp. +
            -           5,900               5,900    Johnson & Johnson Co.
                                                     Metals & Minerals
            -          12,900              12,900    Alcoa, Inc.
            -          14,900              14,900    Carlisle Cos., Inc.
            -           8,500               8,500    Martin Marietta Materials, Inc.
            -          80,100              80,100    Masco Corp.
            -           9,300               9,300    Vulcan Materials Co.
                                                     Multi-Industry
            -             700                 700    Berkshire Hathaway, Inc. +
            -              21                  21    Berkshire Hathaway, Inc., Class A +
            -          44,200              44,200    Cooper Industries, Inc.
            -          19,400              19,400    Minnesota Mining & Manufacturing Co. (1)
       22,200               -              22,200    Pall Corp.
            -           8,300               8,300    Russ Berrie & Co., Inc.
            -          44,400              44,400    Tyco International Ltd.
                                                     Real Estate Investment Trusts
       10,200               -              10,200    Boston Properties, Inc
            -           1,300               1,300    CenterPoint Properties Corp.
        6,200          13,900              20,100    Equity Office Properties Trust
            -           4,800               4,800    General Growth Properties, Inc.
            -          16,600              16,600    Manufactured Home Communities, Inc.
       11,500               -              11,500    Vornado Realty Trust
                                                     Retail
            -          13,200              13,200    Albertson's, Inc.
        9,700               -               9,700    Barnes & Noble, Inc.
            -          12,900              12,900    Best Buy Co., Inc. +
            -          48,500              48,500    Costco Wholesale Corp. +
       11,600          13,200              24,800    RadioShack Corp.
            -          17,400              17,400    Sherwin Williams Co.
            -          54,500              54,500    The Kroger Co +
            -          11,000              11,000    Weis Markets, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                        Pro Forma                                                               Mid Cap
    Value          Value           Combined                              Description                       Value          Value
--------------  -------------  ---------------------------------------------------------------------  ----------------  ----------
         -          3,500              3,500    Progressive Corp.
     2,000              -              2,000    Radian Group, Inc.
         -          3,300              3,300    Sun Life Financial Services of Canada, Inc.
         -          6,800              6,800    TransAtlantic Holdings, Inc. (2)
     9,700          6,919             16,619    UnumProvident Corp.
     6,400          8,445             14,845    XL Capital Ltd., Class A
                                                Leisure & Tourism                                             3.2%        2.3%
    15,200         30,900             46,100    Carnival Corp., Class A
         -          8,400              8,400    Marriott International, Inc., Class A
         -         30,300             30,300    McDonald's Corp.
         -         20,200             20,200    The Walt Disney Co.
    13,000         19,200             32,200    Tricon Global Restaurants, Inc. +
                                                Machinery                                                     0.0%        0.3%
         -         10,000             10,000    Dover Corp.
                                                Medical Products                                              1.9%        1.6%
         -         11,800             11,800    Bard (C.R.), Inc.
     7,200              -              7,200    Beckman Coulter, Inc.
    10,100         15,500             25,600    Becton, Dickinson & Co.
         -         51,600             51,600    Boston Scientific Corp. +
         -          5,900              5,900    Johnson & Johnson Co.
                                                Metals & Minerals                                             0.0%        2.4%
         -         12,900             12,900    Alcoa, Inc.
         -         14,900             14,900    Carlisle Cos., Inc.
         -          8,500              8,500    Martin Marietta Materials, Inc.
         -         80,100             80,100    Masco Corp.
         -          9,300              9,300    Vulcan Materials Co.
                                                Multi-Industry                                                1.7%        6.2%
         -            700                700    Berkshire Hathaway, Inc. +
         -             21                 21    Berkshire Hathaway, Inc., Class A +
         -         44,200             44,200    Cooper Industries, Inc.
         -         19,400             19,400    Minnesota Mining & Manufacturing Co. (1)
    22,200              -             22,200    Pall Corp.
         -          8,300              8,300    Russ Berrie & Co., Inc.
         -         44,400             44,400    Tyco International Ltd.
                                                Real Estate Investment Trusts                                 3.3%        0.7%
    10,200              -             10,200    Boston Properties, Inc
         -          1,300              1,300    CenterPoint Properties Corp.
     6,200         13,900             20,100    Equity Office Properties Trust
         -          4,800              4,800    General Growth Properties, Inc.
         -         16,600             16,600    Manufactured Home Communities, Inc.
    11,500              -             11,500    Vornado Realty Trust
                                                Retail                                                        2.2%        3.4%
         -         13,200             13,200    Albertson's, Inc.
     9,700              -              9,700    Barnes & Noble, Inc.
         -         12,900             12,900    Best Buy Co., Inc. +
         -         48,500             48,500    Costco Wholesale Corp. +
    11,600         13,200             24,800    RadioShack Corp.
         -         17,400             17,400    Sherwin Williams Co.
         -         54,500             54,500    The Kroger Co +
         -         11,000             11,000    Weis Markets, Inc.
                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                      Pro Forma
    Value           Value            Combined                              Description                             Combined
--------------   -------------   ----------------------------------------------------------------------------    --------------
            -           3,500               3,500    Progressive Corp.
        2,000               -               2,000    Radian Group, Inc.
            -           3,300               3,300    Sun Life Financial Services of Canada, Inc.
            -           6,800               6,800    TransAtlantic Holdings, Inc. (2)
        9,700           6,919              16,619    UnumProvident Corp.
        6,400           8,445              14,845    XL Capital Ltd., Class A
                                                     Leisure & Tourism                                                    2.4%
       15,200          30,900              46,100    Carnival Corp., Class A
            -           8,400               8,400    Marriott International, Inc., Class A
            -          30,300              30,300    McDonald's Corp.
            -          20,200              20,200    The Walt Disney Co.
       13,000          19,200              32,200    Tricon Global Restaurants, Inc. +
                                                     Machinery                                                            0.2%
            -          10,000              10,000    Dover Corp.
                                                     Medical Products                                                     1.6%
            -          11,800              11,800    Bard (C.R.), Inc.
        7,200               -               7,200    Beckman Coulter, Inc.
       10,100          15,500              25,600    Becton, Dickinson & Co.
            -          51,600              51,600    Boston Scientific Corp. +
            -           5,900               5,900    Johnson & Johnson Co.
                                                     Metals & Minerals                                                    2.0%
            -          12,900              12,900    Alcoa, Inc.
            -          14,900              14,900    Carlisle Cos., Inc.
            -           8,500               8,500    Martin Marietta Materials, Inc.
            -          80,100              80,100    Masco Corp.
            -           9,300               9,300    Vulcan Materials Co.
                                                     Multi-Industry                                                       5.5%
            -             700                 700    Berkshire Hathaway, Inc. +
            -              21                  21    Berkshire Hathaway, Inc., Class A +
            -          44,200              44,200    Cooper Industries, Inc.
            -          19,400              19,400    Minnesota Mining & Manufacturing Co. (1)
       22,200               -              22,200    Pall Corp.
            -           8,300               8,300    Russ Berrie & Co., Inc.
            -          44,400              44,400    Tyco International Ltd.
                                                     Real Estate Investment Trusts                                        1.1%
       10,200               -              10,200    Boston Properties, Inc
            -           1,300               1,300    CenterPoint Properties Corp.
        6,200          13,900              20,100    Equity Office Properties Trust
            -           4,800               4,800    General Growth Properties, Inc.
            -          16,600              16,600    Manufactured Home Communities, Inc.
       11,500               -              11,500    Vornado Realty Trust
                                                     Retail                                                               3.2%
            -          13,200              13,200    Albertson's, Inc.
        9,700               -               9,700    Barnes & Noble, Inc.
            -          12,900              12,900    Best Buy Co., Inc. +
            -          48,500              48,500    Costco Wholesale Corp. +
       11,600          13,200              24,800    RadioShack Corp.
            -          17,400              17,400    Sherwin Williams Co.
            -          54,500              54,500    The Kroger Co +
            -          11,000              11,000    Weis Markets, Inc.
                  Principal/Shares                                                                              Market Value
-----------------------------------------------------                                                 ------------------------------
   Mid Cap                        Pro Forma                                                              Mid Cap
    Value          Value           Combined                              Description                      Value             Value
--------------  -------------  --------------------------------------------------------------------   ---------------  -------------
         -          3,500              3,500    Progressive Corp.                                               -           408,800
     2,000              -              2,000    Radian Group, Inc.                                        155,000                 -
         -          3,300              3,300    Sun Life Financial Services of Canada, Inc.                     -            64,548
         -          6,800              6,800    TransAtlantic Holdings, Inc. (2)                                -           741,336
     9,700          6,919             16,619    UnumProvident Corp.                                       290,127           206,947
     6,400          8,445             14,845    XL Capital Ltd., Class A                                  453,120           597,906
                                                Leisure & Tourism
    15,200         30,900             46,100    Carnival Corp., Class A                                   402,800           818,850
         -          8,400              8,400    Marriott International, Inc., Class A                           -           385,392
         -         30,300             30,300    McDonald's Corp.                                                -           833,250
         -         20,200             20,200    The Walt Disney Co.                                             -           611,050
    13,000         19,200             32,200    Tricon Global Restaurants, Inc. +                         582,660           860,544
                                                Machinery
         -         10,000             10,000    Dover Corp.                                                     -           390,700
                                                Medical Products
         -         11,800             11,800    Bard (C.R.), Inc.                                               -           519,318
     7,200              -              7,200    Beckman Coulter, Inc.                                     255,960                 -
    10,100         15,500             25,600    Becton, Dickinson & Co.                                   326,735           501,425
         -         51,600             51,600    Boston Scientific Corp. +                                       -           819,408
         -          5,900              5,900    Johnson & Johnson Co.                                           -           569,232
                                                Metals & Minerals
         -         12,900             12,900    Alcoa, Inc.                                                     -           534,060
         -         14,900             14,900    Carlisle Cos., Inc.                                             -           550,555
         -          8,500              8,500    Martin Marietta Materials, Inc.                                 -           390,745
         -         80,100             80,100    Masco Corp.                                                     -         1,842,300
         -          9,300              9,300    Vulcan Materials Co.                                            -           429,939
                                                Multi-Industry
         -            700                700    Berkshire Hathaway, Inc. +                                      -         1,592,500
         -             21                 21    Berkshire Hathaway, Inc., Class A +                             -         1,428,000
         -         44,200             44,200    Cooper Industries, Inc.                                         -         1,651,754
         -         19,400             19,400    Minnesota Mining & Manufacturing Co. (1)                        -         2,308,794
    22,200              -             22,200    Pall Corp.                                                521,034                 -
         -          8,300              8,300    Russ Berrie & Co., Inc.                                         -           197,125
         -         44,400             44,400    Tyco International Ltd.                                         -         2,369,628
                                                Real Estate Investment Trusts
    10,200              -             10,200    Boston Properties, Inc                                    403,002                 -
         -          1,300              1,300    CenterPoint Properties Corp.                                    -            60,580
     6,200         13,900             20,100    Equity Office Properties Trust                            177,010           396,845
         -          4,800              4,800    General Growth Properties, Inc.                                 -           173,328
         -         16,600             16,600    Manufactured Home Communities, Inc.                             -           444,880
    11,500              -             11,500    Vornado Realty Trust                                      422,280                 -
                                                Retail
         -         13,200             13,200    Albertson's, Inc.                                               -           440,880
     9,700              -              9,700    Barnes & Noble, Inc.                                      308,363
         -         12,900             12,900    Best Buy Co., Inc. +                                            -           710,145
         -         48,500             48,500    Costco Wholesale Corp. +                                        -         1,694,105
    11,600         13,200             24,800    RadioShack Corp.                                          355,308           404,316
         -         17,400             17,400    Sherwin Williams Co.                                            -           365,052
         -         54,500             54,500    The Kroger Co +                                                 -         1,231,155
         -         11,000             11,000    Weis Markets, Inc.                                              -           383,460

                  Principal/Shares                                                                               Market Value
-----------------------------------------------------                                                         -----------------
   Mid Cap                          Pro Forma                                                                    Pro Forma
    Value           Value            Combined                              Description                            Combined
--------------   -------------   -------------------------------------------------------------------------    -----------------
            -           3,500               3,500    Progressive Corp.                                                 408,800
        2,000               -               2,000    Radian Group, Inc.                                                155,000
            -           3,300               3,300    Sun Life Financial Services of Canada, Inc.                        64,548
            -           6,800               6,800    TransAtlantic Holdings, Inc. (2)                                  741,336
        9,700           6,919              16,619    UnumProvident Corp.                                               497,074
        6,400           8,445              14,845    XL Capital Ltd., Class A                                        1,051,026
                                                     Leisure & Tourism
       15,200          30,900              46,100    Carnival Corp., Class A                                         1,221,650
            -           8,400               8,400    Marriott International, Inc., Class A                             385,392
            -          30,300              30,300    McDonald's Corp.                                                  833,250
            -          20,200              20,200    The Walt Disney Co.                                               611,050
       13,000          19,200              32,200    Tricon Global Restaurants, Inc. +                               1,443,204
                                                     Machinery
            -          10,000              10,000    Dover Corp.                                                       390,700
                                                     Medical Products
            -          11,800              11,800    Bard (C.R.), Inc.                                                 519,318
        7,200               -               7,200    Beckman Coulter, Inc.                                             255,960
       10,100          15,500              25,600    Becton, Dickinson & Co.                                           828,160
            -          51,600              51,600    Boston Scientific Corp. +                                         819,408
            -           5,900               5,900    Johnson & Johnson Co.                                             569,232
                                                     Metals & Minerals
            -          12,900              12,900    Alcoa, Inc.                                                       534,060
            -          14,900              14,900    Carlisle Cos., Inc.                                               550,555
            -           8,500               8,500    Martin Marietta Materials, Inc.                                   390,745
            -          80,100              80,100    Masco Corp.                                                     1,842,300
            -           9,300               9,300    Vulcan Materials Co.                                              429,939
                                                     Multi-Industry
            -             700                 700    Berkshire Hathaway, Inc. +                                      1,592,500
            -              21                  21    Berkshire Hathaway, Inc., Class A +                             1,428,000
            -          44,200              44,200    Cooper Industries, Inc.                                         1,651,754
            -          19,400              19,400    Minnesota Mining & Manufacturing Co. (1)                        2,308,794
       22,200               -              22,200    Pall Corp.                                                        521,034
            -           8,300               8,300    Russ Berrie & Co., Inc.                                           197,125
            -          44,400              44,400    Tyco International Ltd.                                         2,369,628
                                                     Real Estate Investment Trusts
       10,200               -              10,200    Boston Properties, Inc                                            403,002
            -           1,300               1,300    CenterPoint Properties Corp.                                       60,580
        6,200          13,900              20,100    Equity Office Properties Trust                                    573,855
            -           4,800               4,800    General Growth Properties, Inc.                                   173,328
            -          16,600              16,600    Manufactured Home Communities, Inc.                               444,880
       11,500               -              11,500    Vornado Realty Trust                                              422,280
                                                     Retail
            -          13,200              13,200    Albertson's, Inc.                                                 440,880
        9,700               -               9,700    Barnes & Noble, Inc.                                              308,363
            -          12,900              12,900    Best Buy Co., Inc. +                                              710,145
            -          48,500              48,500    Costco Wholesale Corp. +                                        1,694,105
       11,600          13,200              24,800    RadioShack Corp.                                                  759,624
            -          17,400              17,400    Sherwin Williams Co.                                              365,052
            -          54,500              54,500    The Kroger Co +                                                 1,231,155
            -          11,000              11,000    Weis Markets, Inc.                                                383,460

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                         Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma
    Value           Value            Combined                            Description                         Coupon    Maturity Date
--------------   -------------   -------------------------------------------------------------------------- ----------- ------------
                                                     Telecommunications
            -          35,600              35,600    AT&T Corp.
            -           4,300               4,300    AT&T Wireless Group +
       24,700               -              24,700    Broadwing, Inc.
            -          35,300              35,300    General Motors Corp., Class H +
            -          13,900              13,900    Loral Space & Communications Ltd. +
            -          19,500              19,500    Nextel Communications, Inc +
        2,700               -               2,700    Telephone & Data Systems, Inc.
            -          41,570              41,570    Verizon Communications, Inc.
            -             145                 145    Williams Communications Group, Inc. +
                                                     Telephone
            -          41,500              41,500    Sprint Corp.
                                                     Transportation
        8,000               -               8,000    GATX Corp
            -           9,400               9,400    XTRA Corp.
                                                     Total Common Stock
                                                         (cost $26,247,546; $116,165,243; $142,412,789)

                                                     PREFERRED STOCK
                                                     Broadcasting & Media
            -          15,300              15,300    News Corp. Ltd. ADR
                                                     Financial Services
            -          12,000              12,000    Newell Financial Trust I, convertible 5.25%
            -          27,700              27,700    Union Pacific Capital Trust, convertible 6.25%
            -          25,900              25,900    Wendys Financing I, Series A, convertible 5.00%
                                                     Forest Products
            -          11,100              11,100    International Paper Capital Trust, convertible 5.25%
                                                     Real Estate Investment Trusts
            -           4,200               4,200    General Growth Properties, Inc., convertible 7.25%
                                                     Total Preferred Stock
                                                         (cost $0; $3,933,746; $3,933,746)


                                                     Bonds & Notes
                                                     Broadcasting & Media
            -         675,000             675,000    Interpublic Group of Cos., Inc.                          1.87        06/01/06
                                                     Business Services
            -         940,000             940,000    United Parcel Service, Inc.                              1.75        09/27/07
            -       1,143,000           1,143,000    Waste Management, Inc.                                   4.00        02/01/02
            -          78,000              78,000    WMX Technologies, Inc.                                   2.00        01/24/05
                                                     Computers & Business Equipment
            -       2,144,000           2,144,000    Hewlett Packard Co.                                      0.00        10/14/17
                                                     Electronics
            -       1,073,000           1,073,000    Arrow Electronics Inc.                                   0.00        02/21/21
                                                     Energy Services
            -         300,000             300,000    Baker Hughes, Inc.                                       0.00        05/05/08
                                                     Energy Sources

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                          Pro Forma                                                                 Mid Cap
    Value           Value            Combined                              Description                         Value          Value
--------------   -------------   ----------------------------------------------------------------------   ----------------  --------
                                                Telecommunications                                              2.9%        2.8%
        -          35,600              35,600    AT&T Corp.
        -           4,300               4,300    AT&T Wireless Group +
   24,700               -              24,700    Broadwing, Inc.
        -          35,300              35,300    General Motors Corp., Class H +
        -          13,900              13,900    Loral Space & Communications Ltd. +
        -          19,500              19,500    Nextel Communications, Inc +
    2,700               -               2,700    Telephone & Data Systems, Inc.
        -          41,570              41,570    Verizon Communications, Inc.
        -             145                 145    Williams Communications Group, Inc. +
                                                 Telephone                                                       0.0%        0.6%
        -          41,500              41,500    Sprint Corp.
                                                 Transportation                                                  1.0%        0.3%
    8,000               -               8,000    GATX Corp
        -           9,400               9,400    XTRA Corp.
                                                 Total Common Stock
                                                     (cost $26,247,546; $116,165,243; $142,412,789)

                                                 PREFERRED STOCK                                                 0.0%        2.8%
                                                 Broadcasting & Media                                            0.0%        0.3%
        -          15,300              15,300    News Corp. Ltd. ADR
                                                 Financial Services                                              0.0%        2.1%
        -          12,000              12,000    Newell Financial Trust I, convertible 5.25%
        -          27,700              27,700    Union Pacific Capital Trust, convertible 6.25%
        -          25,900              25,900    Wendys Financing I, Series A, convertible 5.00%
                                                 Forest Products                                                 0.0%        0.3%
        -          11,100              11,100    International Paper Capital Trust, convertible 5.25%
                                                 Real Estate Investment Trusts                                   0.0%        0.1%
        -           4,200               4,200    General Growth Properties, Inc., convertible 7.25%
                                                 Total Preferred Stock
                                                     (cost $0; $3,933,746; $3,933,746)


                                                 Bonds & Notes                                                   0.0%        4.8%
                                                 Broadcasting & Media                                            0.0%        0.4%
        -         675,000             675,000    Interpublic Group of Cos., Inc.
                                                 Business Services                                               0.0%        1.4%
        -         940,000             940,000    United Parcel Service, Inc.
        -       1,143,000           1,143,000    Waste Management, Inc.
        -          78,000              78,000    WMX Technologies, Inc.
                                                 Computers & Business Equipment                                  0.0%        0.7%
        -       2,144,000           2,144,000    Hewlett Packard Co.
                                                 Electronics                                                     0.0%        0.3%
        -       1,073,000           1,073,000    Arrow Electronics Inc.
                                                 Energy Services                                                 0.0%        0.2%
        -         300,000             300,000    Baker Hughes, Inc.
                                                 Energy Sources                                                  0.0%        0.2%

                  Principal/Shares
-----------------------------------------------------
   Mid Cap                         Pro Forma                                                                      Pro Forma
    Value          Value            Combined                              Description                             Combined
--------------  -------------   ----------------------------------------------------------------------------    --------------
                                                    Telecommunications                                                   2.8%
            -         35,600              35,600    AT&T Corp.
            -          4,300               4,300    AT&T Wireless Group +
       24,700              -              24,700    Broadwing, Inc.
            -         35,300              35,300    General Motors Corp., Class H +
            -         13,900              13,900    Loral Space & Communications Ltd. +
            -         19,500              19,500    Nextel Communications, Inc +
        2,700              -               2,700    Telephone & Data Systems, Inc.
            -         41,570              41,570    Verizon Communications, Inc.
            -            145                 145    Williams Communications Group, Inc. +
                                                    Telephone                                                            0.5%
            -         41,500              41,500    Sprint Corp.
                                                    Transportation                                                       0.4%
        8,000              -               8,000    GATX Corp
            -          9,400               9,400    XTRA Corp.
                                                    Total Common Stock
                                                        (cost $26,247,546; $116,165,243; $142,412,789)

                                                    PREFERRED STOCK                                                      2.3%
                                                    Broadcasting & Media                                                 0.3%
            -         15,300              15,300    News Corp. Ltd. ADR
                                                    Financial Services                                                   1.7%
            -         12,000              12,000    Newell Financial Trust I, convertible 5.25%
            -         27,700              27,700    Union Pacific Capital Trust, convertible 6.25%
            -         25,900              25,900    Wendys Financing I, Series A, convertible 5.00%
                                                    Forest Products                                                      0.3%
            -         11,100              11,100    International Paper Capital Trust, convertible 5.25%
                                                    Real Estate Investment Trusts                                        0.0%
            -          4,200               4,200    General Growth Properties, Inc., convertible 7.25%
                                                    Total Preferred Stock
                                                        (cost $0; $3,933,746; $3,933,746)


                                                    Bonds & Notes                                                        4.0%
                                                    Broadcasting & Media                                                 0.3%
            -        675,000             675,000    Interpublic Group of Cos., Inc.
                                                    Business Services                                                    1.2%
            -        940,000             940,000    United Parcel Service, Inc.
            -      1,143,000           1,143,000    Waste Management, Inc.
            -         78,000              78,000    WMX Technologies, Inc.
                                                    Computers & Business Equipment                                       0.6%
            -      2,144,000           2,144,000    Hewlett Packard Co.
                                                    Electronics                                                          0.3%
            -      1,073,000           1,073,000    Arrow Electronics Inc.
                                                    Energy Services                                                      0.1%
            -        300,000             300,000    Baker Hughes, Inc.
                                                     Energy Sources                                                       0.1%

                Principal/Shares                                                                                Market Value
---------------------------------------------------                                                    ---------------------------
 Mid Cap                       Pro Forma                                                                    Mid Cap
  Value         Value           Combined                              Description                            Value          Value
-----------  ------------- -------------------------------------------------------------------------   --------------- -----------
                                           Telecommunications
       -        35,600           35,600    AT&T Corp.                                                            -          793,168
       -         4,300            4,300    AT&T Wireless Group +                                                 -           86,430
  24,700             -           24,700    Broadwing, Inc.                                                 612,560                -
       -        35,300           35,300    General Motors Corp., Class H +                                       -          750,125
       -        13,900           13,900    Loral Space & Communications Ltd. +                                   -           32,943
       -        19,500           19,500    Nextel Communications, Inc +                                          -          316,875
   2,700             -            2,700    Telephone & Data Systems, Inc.                                  283,500                -
       -        41,570           41,570    Verizon Communications, Inc.                                          -        2,289,260
       -           145              145    Williams Communications Group, Inc. +                                 -              656
                                           Telephone
       -        41,500           41,500    Sprint Corp.                                                          -          887,270
                                           Transportation
   8,000             -            8,000    GATX Corp                                                       318,800                -
       -         9,400            9,400    XTRA Corp.                                                            -          430,950
                                                                                                    ---------------   --------------
                                           Total Common Stock                                           28,762,320      128,700,872
                                                                                                    ---------------   --------------
                                               (cost $26,247,546; $116,165,243; $142,412,789)

                                           PREFERRED STOCK
                                           Broadcasting & Media
       -        15,300           15,300    News Corp. Ltd. ADR                                                   -          497,403
                                           Financial Services
       -        12,000           12,000    Newell Financial Trust I, convertible 5.25%                           -          459,000
       -        27,700           27,700    Union Pacific Capital Trust, convertible 6.25%                        -        1,326,137
       -        25,900           25,900    Wendys Financing I, Series A, convertible 5.00%                       -        1,379,175
                                           Forest Products
       -        11,100           11,100    International Paper Capital Trust, convertible 5.25%                  -          491,175
                                           Real Estate Investment Trusts
       -         4,200            4,200    General Growth Properties, Inc., convertible 7.25%                    -          101,850
                                                                                                    ---------------   --------------
                                           Total Preferred Stock                                                 -        4,254,740
                                                                                                    ---------------   --------------
                                               (cost $0; $3,933,746; $3,933,746)


                                           Bonds & Notes
                                           Broadcasting & Media
       -       675,000          675,000    Interpublic Group of Cos., Inc.                                       -          569,498
                                           Business Services
       -       940,000          940,000    United Parcel Service, Inc.                                           -          978,728
       -     1,143,000        1,143,000    Waste Management, Inc.                                                -        1,117,854
       -        78,000           78,000    WMX Technologies, Inc.                                                -           57,818
                                           Computers & Business Equipment
       -     2,144,000        2,144,000    Hewlett Packard Co.                                                   -        1,151,757
                                           Electronics
       -     1,073,000        1,073,000    Arrow Electronics Inc.                                                -          484,191
                                           Energy Services
       -       300,000          300,000    Baker Hughes, Inc.                                                    -          254,670
                                                 Energy Sources

                  Principal/Shares                                                                                   Market Value
-----------------------------------------------------                                                               --------------
   Mid Cap                          Pro Forma                                                                         Pro Forma
    Value           Value            Combined                              Description                                Combined
--------------   -------------   ----------------------------------------------------------------------------       --------------
                                                     Telecommunications
            -          35,600              35,600    AT&T Corp.                                                            793,168
            -           4,300               4,300    AT&T Wireless Group +                                                  86,430
       24,700               -              24,700    Broadwing, Inc.                                                       612,560
            -          35,300              35,300    General Motors Corp., Class H +                                       750,125
            -          13,900              13,900    Loral Space & Communications Ltd. +                                    32,943
            -          19,500              19,500    Nextel Communications, Inc +                                          316,875
        2,700               -               2,700    Telephone & Data Systems, Inc.                                        283,500
            -          41,570              41,570    Verizon Communications, Inc.                                        2,289,260
            -             145                 145    Williams Communications Group, Inc. +                                     656
                                                     Telephone
            -          41,500              41,500    Sprint Corp.                                                          887,270
                                                     Transportation
        8,000               -               8,000    GATX Corp                                                             318,800
            -           9,400               9,400    XTRA Corp.                                                            430,950
                                                                                                                    ---------------
                                                     Total Common Stock                                                157,463,192
                                                                                                                    ---------------
                                                         (cost $26,247,546; $116,165,243; $142,412,789)

                                                     PREFERRED STOCK
                                                     Broadcasting & Media
            -          15,300              15,300    News Corp. Ltd. ADR                                                   497,403
                                                     Financial Services
            -          12,000              12,000    Newell Financial Trust I, convertible 5.25%                           459,000
            -          27,700              27,700    Union Pacific Capital Trust, convertible 6.25%                      1,326,137
            -          25,900              25,900    Wendys Financing I, Series A, convertible 5.00%                     1,379,175
                                                     Forest Products
            -          11,100              11,100    International Paper Capital Trust, convertible 5.25%                  491,175
                                                     Real Estate Investment Trusts
            -           4,200               4,200    General Growth Properties, Inc., convertible 7.25%                    101,850
                                                                                                                    ---------------
                                                     Total Preferred Stock                                               4,254,740
                                                                                                                    ---------------
                                                         (cost $0; $3,933,746; $3,933,746)


                                                     Bonds & Notes
                                                     Broadcasting & Media
            -         675,000             675,000    Interpublic Group of Cos., Inc.                                       569,498
                                                     Business Services
            -         940,000             940,000    United Parcel Service, Inc.                                           978,728
            -       1,143,000           1,143,000    Waste Management, Inc.                                              1,117,854
            -          78,000              78,000    WMX Technologies, Inc.                                                 57,818
                                                     Computers & Business Equipment
            -       2,144,000           2,144,000    Hewlett Packard Co.                                                 1,151,757
                                                     Electronics
            -       1,073,000           1,073,000    Arrow Electronics Inc.                                                484,191
                                                     Energy Services
            -         300,000             300,000    Baker Hughes, Inc.                                                    254,670
                                                     Energy Sources

              SunAmerica Style Select Series, Inc. Value Portfolio
                     North American Funds Mid Cap Value Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                Principal/Shares
---------------------------------------------------
 Mid Cap                        Pro Forma
  Value          Value           Combined                             Description                            Coupon    Maturity Date
------------  -------------  ---------------------------------------------------------------------------   ----------- -------------
         -        320,000        320,000   Pacific Gas & Electric Co.                                        7.88        03/01/02
                                           Food, Beverage & Tobacco
         -        400,000        400,000   Costco Wholesale Corp                                             0.00        08/19/17
                                           Health Services
         -      1,456,000      1,456,000   Medical Care International, Inc.                                  6.75        10/01/06
                                           Insurance
         -        535,000        535,000   Loews Corp.                                                       3.13        09/15/07
                                           Leisure & Tourism
         -        733,000        733,000   Royal Caribbean Cruises Ltd.                                      0.00        02/02/21
                                           Total Bonds & Notes
                                               (cost $0; $7,372,982; $7,372,982)
                                           Total Investment securities
                                               (cost $26,247,546; $127,471,971; $153,719,517)

                                           SHORT-TERM SECURITIES
                  611,000        611,000   Cayman Island Time Deposit with State Street Bank and Trust Co.   3.00        05/01/01
                                               (cost $0; $611,000; $611,000)

                                           REPURCHASE AGREEMENTS
 1,367,000     10,877,000      3,206,000   Repurchase Agreement with State Street Bank and Trust Co.         5.25        05/01/01
                                               (cost $1,367,000; $10,877,000; $12,244,000)
                                              TOTAL INVESTMENTS
                                                  (cost $27,614,546; $138,959,971; $166,574,517)
                                              Other assets less liabilities (3)
                                               Net Assets
              Principal/Shares
-----------------------------------------------------
 Mid Cap                       Pro Forma                                                                       Mid Cap
  Value          Value         Combined                              Description                                Value        Value
-----------  -------------  ----------------------------------------------------------------------------      ----------    -------
         -        320,000       320,000    Pacific Gas & Electric Co.
                                           Food, Beverage & Tobacco                                              0.0%        0.2%
         -        400,000       400,000    Costco Wholesale Corp
                                           Health Services                                                       0.0%        0.9%
         -      1,456,000     1,456,000    Medical Care International, Inc.
                                           Insurance                                                             0.0%        0.3%
         -        535,000       535,000    Loews Corp.
                                           Leisure & Tourism                                                     0.0%        0.2%
         -        733,000       733,000    Royal Caribbean Cruises Ltd.
                                           Total Bonds & Notes
                                               (cost $0; $7,372,982; $7,372,982)
                                           Total Investment securities                                          94.5%       91.5%
                                               (cost $26,247,546; $127,471,971; $153,719,517)

                                           SHORT-TERM SECURITIES
                  611,000       611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.       0.0%        0.4%
                                               (cost $0; $611,000; $611,000)

                                           REPURCHASE AGREEMENTS
 1,367,000     10,877,000     3,206,000    Repurchase Agreement with State Street Bank and Trust Co.             4.5%        7.1%
                                               (cost $1,367,000; $10,877,000; $12,244,000)
                                              TOTAL INVESTMENTS                                                 99.0%       99.0%
                                                  (cost $27,614,546; $138,959,971; $166,574,517)
                                              Other assets less liabilities (3)                                  1.0%        1.0%
                                                                                                           ------------   ---------
                                              Net Assets                                                       100.0%      100.0%
                                                                                                           ============   =========

                Principal/Shares
---------------------------------------------------
 Mid Cap                          Pro Forma                                                                          Pro Forma
  Value           Value            Combined                              Description                                 Combined
------------   -------------   ----------------------------------------------------------------------------        --------------
          -         320,000             320,000    Pacific Gas & Electric Co.
                                                   Food, Beverage & Tobacco                                                 0.2%
          -         400,000             400,000    Costco Wholesale Corp
                                                   Health Services                                                          0.8%
          -       1,456,000           1,456,000    Medical Care International, Inc.
                                                   Insurance                                                                0.3%
          -         535,000             535,000    Loews Corp.
                                                   Leisure & Tourism                                                        0.1%
          -         733,000             733,000    Royal Caribbean Cruises Ltd.
                                                   Total Bonds & Notes
                                                       (cost $0; $7,372,982; $7,372,982)
                                                   Total Investment securities                                             92.0%
                                                       (cost $26,247,546; $127,471,971; $153,719,517)

                                                   SHORT-TERM SECURITIES
                    611,000             611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.          0.3%
                                                       (cost $0; $611,000; $611,000)

                                                   REPURCHASE AGREEMENTS
  1,367,000      10,877,000           3,206,000    Repurchase Agreement with State Street Bank and Trust Co.                6.7%
                                                       (cost $1,367,000; $10,877,000; $12,244,000)
                                                     TOTAL INVESTMENTS                                                       99.0%
                                                         (cost $27,614,546; $138,959,971; $166,574,517)
                                                     Other assets less liabilities (3)                                        1.0%
                                                                                                                     --------------
                                                     Net Assets                                                             100.0%
                                                                                                                     ==============

                  Principal/Shares                                                                                    Market Value
-----------------------------------------------------                                                                ---------------
 Mid Cap                        Pro Forma                                                                               Mid Cap
  Value          Value           Combined                              Description                                       Value
------------  -------------  ----------------------------------------------------------------------------            ---------------
          -        320,000            320,000    Pacific Gas & Electric Co.                                                       -
                                                 Food, Beverage & Tobacco
          -        400,000            400,000    Costco Wholesale Corp                                                            -
                                                 Health Services
          -      1,456,000          1,456,000    Medical Care International, Inc.                                                 -
                                                 Insurance
          -        535,000            535,000    Loews Corp.                                                                      -
                                                 Leisure & Tourism
          -        733,000            733,000    Royal Caribbean Cruises Ltd.                                                     -
                                                                                                                     ---------------
                                                 Total Bonds & Notes                                                              -
                                                                                                                     ---------------
                                                     (cost $0; $7,372,982; $7,372,982)
                                                                                                                     ---------------
                                                 Total Investment securities                                             28,762,320
                                                                                                                     ---------------
                                                     (cost $26,247,546; $127,471,971; $153,719,517)

                                                 SHORT-TERM SECURITIES
                   611,000            611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.                  -
                                                                                                                     ---------------
                                                     (cost $0; $611,000; $611,000)

                                                 REPURCHASE AGREEMENTS
  1,367,000     10,877,000          3,206,000    Repurchase Agreement with State Street Bank and Trust Co.                1,367,000
                                                                                                                     ---------------
                                                     (cost $1,367,000; $10,877,000; $12,244,000)
                                                 TOTAL INVESTMENTS                                                       30,129,320
                                                     (cost $27,614,546; $138,959,971; $166,574,517)
                                                 Other assets less liabilities (3)                                          289,561
                                                                                                                     ---------------
                                                 Net Assets                                                             $30,418,881
                                                                                                                     ===============

               Principal/Shares                                                                                    Market Value
-----------------------------------------------------                                                            ----------------
 Mid Cap                        Pro Forma
  Value          Value           Combined                              Description                                    Value
------------  -------------  ----------------------------------------------------------------------------        ----------------
          -        320,000         320,000    Pacific Gas & Electric Co.                                                278,400
                                              Food, Beverage & Tobacco
          -        400,000         400,000    Costco Wholesale Corp                                                     342,760
                                              Health Services
          -      1,456,000       1,456,000    Medical Care International, Inc.                                        1,399,944
                                              Insurance
          -        535,000         535,000    Loews Corp.                                                               504,345
                                              Leisure & Tourism
          -        733,000         733,000    Royal Caribbean Cruises Ltd.                                              270,792
                                                                                                                 ---------------
                                              Total Bonds & Notes                                                     7,410,757
                                                                                                                 ---------------
                                                  (cost $0; $7,372,982; $7,372,982)
                                                                                                                 ---------------
                                              Total Investment securities                                           140,366,369
                                                                                                                 ---------------
                                                  (cost $26,247,546; $127,471,971; $153,719,517)

                                              SHORT-TERM SECURITIES
                   611,000         611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.           611,000
                                                                                                                 ---------------
                                                  (cost $0; $611,000; $611,000)

                                              REPURCHASE AGREEMENTS
  1,367,000     10,877,000       3,206,000    Repurchase Agreement with State Street Bank and Trust Co.              10,877,000
                                                                                                                 ---------------
                                                  (cost $1,367,000; $10,877,000; $12,244,000)
                                              TOTAL INVESTMENTS                                                     151,854,369
                                                  (cost $27,614,546; $138,959,971; $166,574,517)
                                              Other assets less liabilities (3)                                       1,457,323
                                                                                                                 ---------------
                                              Net Assets                                                           $153,311,692
                                                                                                                 ===============

                Principal/Shares                                                                                       Market Value
---------------------------------------------------                                                                  ---------------
 Mid Cap                          Pro Forma                                                                              Pro Forma
  Value           Value            Combined                              Description                                     Combined
------------   -------------   ----------------------------------------------------------------------------          ---------------
          -         320,000          320,000    Pacific Gas & Electric Co.                                                  278,400
                                                Food, Beverage & Tobacco
          -         400,000          400,000    Costco Wholesale Corp                                                       342,760
                                                Health Services
          -       1,456,000        1,456,000    Medical Care International, Inc.                                          1,399,944
                                                Insurance
          -         535,000          535,000    Loews Corp.                                                                 504,345
                                                Leisure & Tourism
          -         733,000          733,000    Royal Caribbean Cruises Ltd.                                                270,792
                                                                                                                     ---------------
                                                Total Bonds & Notes                                                       7,410,757
                                                                                                                     ---------------
                                                    (cost $0; $7,372,982; $7,372,982)
                                                                                                                     ---------------
                                                Total Investment securities                                             169,128,689
                                                                                                                     ---------------
                                                    (cost $26,247,546; $127,471,971; $153,719,517)

                                                SHORT-TERM SECURITIES
                    611,000          611,000    Cayman Island Time Deposit with State Street Bank and Trust Co.             611,000
                                                                                                                     ---------------
                                                    (cost $0; $611,000; $611,000)

                                                REPURCHASE AGREEMENTS
  1,367,000      10,877,000        3,206,000    Repurchase Agreement with State Street Bank and Trust Co.                12,244,000
                                                                                                                     ---------------
                                                    (cost $1,367,000; $10,877,000; $12,244,000)
                                                TOTAL INVESTMENTS                                                       181,983,689
                                                    (cost $27,614,546; $138,959,971; $166,574,517)
                                                Other assets less liabilities (3)                                         1,712,241
                                                                                                                     ---------------
                                                Net Assets                                                             $183,695,930
                                                                                                                     ===============

               +    Non-income producing security
               ADR  ("American Depository Receipt")
               GDR  ("Global Depository Receipt")
               (1)  The securities or a portion thereof represents collateral for the open futures contracts
               (2)  Security represents an investment in an affiliated company
               (3)  To adjust ($34,643) for prepaid expenses on the North
                    American Funds Mid Cap Value Fund to be expensed prior to the reorganization

              SunAmerica Style Select Series, Inc. Value Portfolio
                             Open Futures Contracts

 Number of
 Contracts         Description       Expiration date    Value at Trade Date    Value as of April 30, 2001   Unrealized Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
  21 Long     S&P 500 Index Future       June 2001              $6,216,459           $6,585,075                       $368,616


Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

See Notes to Pro Forma Financial Statements

             SUNAMERICA STYLE SELECT SERIES, INC. VALUE PORTFOLIO
                    NORTH AMERICAN FUNDS MID CAP VALUE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                APRIL 30, 2001
                                  (unaudited)


1.  BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at April 30, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended April 30, 2001, reflect the accounts of the Value Portfolio ("Value") (to be renamed the Multi-Cap Value Portfolio) a separately managed portfolio of SunAmerica Style Select Series, Inc., and Mid Cap Value Fund ("Mid Cap Value") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Mid Cap Value Fund Class A, Class B, Class C, and Class I shares as of the close of business on April 30, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Mid Cap Value in exchange for shares of Value. In conjunction with the reorganization, Value is the surviving portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Value and Mid Cap Value included in their respective Statements of Additional Information.

2.  VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.  CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Value which would have been issued at April 30, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2001 net asset value of Value Class A ($16.07), Class B ($15.55), Class II, ($15.55), and Class Z ($16.38). Class I shares will be offered on Value and will assume the net asset value of Class A. The Class C shares of Mid Cap Value will receive Class II shares of Value.

           The pro forma number of shares outstanding are as follows:

--------------------------------------------------------------------------------------------------------
                               Class A         Class B        Class II        Class Z        Class I
--------------------------------------------------------------------------------------------------------
                                 3,313,648       5,226,165      1,180,181         25,970               0
     Shares of Value
--------------------------------------------------------------------------------------------------------
                                   227,028         663,104        287,249              0         744,114
Additional Shares to be
 issued to Mid Cap Value
--------------------------------------------------------------------------------------------------------
                                 3,540,676       5,889,269      1,467,430         25,970         744,114
Pro Forma
Shares outstanding
--------------------------------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of Mid Cap Value Class A, Class B, Class C, and Class I outstanding on April 30, 2001 were exchanged, tax free, for Value Class A, Class B, Class II, and Class I shares, respectively. Class Z shares were not affected by the combination.

4.  PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Value, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Value and Mid Cap Value combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Value at the level of assets of the combined fund for the stated period.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

   Reference is made to Section 5 of the Registrant's By-Laws which is set forth below.

   5.01 Indemnification of Directors and Officers. The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Registrant in which such person shall have been adjudged to be liable to the Registrant), by reason of being or having been a director or officer of the Registrant, or serving or having served at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another entity in which the Registrant has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Registrant or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

   5.02 Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Registrant only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

   5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Registrant in advance of the final disposition of an action, suit or proceeding upon receipt by the Registrant of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either
(A) the Covered Person has provided a security for his undertaking, (B) the Registrant is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

   5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Registrant, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Registrant shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Registrant and each director or officer of the Registrant who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Registrant arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

   5.05 Insurance. The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Registrant shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

   5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                                     * * *

   Reference is made to Section 8 of the Registrant's Article of Incorporation which provides as follows:

   (5) The Registrant shall indemnify (i) its directors and officers, whether serving the Registrant or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Registrant and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Registrant shall be personally liable to the Registrant or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

   Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expenses reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

   Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

   7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo), SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

   Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by
(a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS


 Exhibit No.
 -----------
      1.     (a) Articles of Incorporation of the Registrant, as Amended. (1)
             (b) Articles Supplementary of the Registrant, dated August 1,
                 1996. (1)
             (c) Articles of Amendment of the Registrant, dated August 19,
                 1996. (1)
             (d) Articles of Amendment of the Registrant, dated November 13,
                 1996. (5)
             (e) Articles Supplementary of Amendment of the Registrant, dated
                 September 23, 1997. (2)
             (f) Articles Supplementary of Amendment of the Registrant, dated
                 April 15, 1998. (2)
             (g) Articles Supplementary of the Registrant, dated May 15, 1998.
                 (2)
             (h) Articles of Amendment of the Registrant, dated March 29, 1999.
                 (2)
             (i) Articles of Amendment of the Registrant, dated September 8,
                 1999. (2)
             (j) Articles Supplementary of the Registrant, dated November 1,
                 1999. (2)
             (k) Articles Supplementary of the Registrant, dated May 22, 2000.
                 (2)
             (l) Articles Supplementary of the Registrant, dated March 1, 2001.
                 (2)
             (m) Articles of Amendment of the Registrant. *
             (n) Articles Supplementary of the Registrant. *

      2.     By-laws of the Registrant. (1)

      3.     Not applicable.

      4.     Form of Agreement and Plan of Reorganization (filed herewith as
             Exhibit II to each Proxy Statement and Prospectus contained in this Registration Statement).

      5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

      6.     (a) Investment Advisory Agreement between the Registrant and
                 SunAmerica Asset Management Corp. (10)
             (b) Subadvisory Agreement between SAAMCo and American Century
                 Investment Management, Inc. for the SunAmerica Multi-Cap Value
                 Portfolio. (4)
             (c) Subadvisory Agreement between SAAMCo and Davis Selected
                 Advisers, L.P. for the SunAmerica Multi-Cap Value Portfolio.
                 (3)
             (d) Subadvisory Agreement between SAAMCo and Credit Suisse Asset
                 Management, LLC (formerly known as Warburg Pincus Asset
                 Management, Inc.) for the SunAmerica Small-Cap Growth
                 Portfolio. (3)

      7.     (a) Distribution Agreement between the Registrant and SunAmerica
                 Capital Services, Inc. (3)
             (b) Form of Selling Agreement. (9)

      8.     Directors'/Trustees' Retirement Plan. (5)

      9.     Custody Agreement between the Registrant and State Street Bank and
                Trust Company. (5)

     10.     (a) Distribution Plans pursuant to Rule 12b-1. (4)
             (b) Plan pursuant to Rule 18f-3. (8)

     11.     Opinion and consent of Robert M. Zakem, Esq. *

     12.     (a) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Small Cap Growth Fund of North
                 American Funds and the SunAmerica Small-Cap Growth Portfolio of SunAmerica Style Select Series. (6)
             (b) Opinion and consent of Shearman & Sterling, counsel to the
                 Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Value Fund of North
                 American Funds and the SunAmerica Multi-Cap Value Portfolio of
                 SunAmerica Style Select Series. (6)

 Exhibit No.
 -----------
     13.     (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (5)
             (b) Service Agreement between the Registrant and SunAmerica Fund
                 Services, Inc. (5)

     14.     (a) Consents of PricewaterhouseCoopers LLP. *
             (b) Consent of Ernst & Young LLP. *

     15.     Not applicable.

     16.     Power of Attorney. *

     17.     (a) Prospectus, dated February 28, 2001 of SunAmerica Style
                 Select Series, as supplemented. (7)
             (b) Prospectus dated March 1, 2001 of North American Funds (Class
                 A shares, Class B shares and Class C shares). (11)
             (c) Prospectus dated March 1, 2001 of North American Funds
                 (Institutional Class I shares). (11)
             (d) Statement of Additional Information, dated February 28, 2001 of SunAmerica Style Select Series, as supplemented. (7)
             (e) Statement of Additional Information dated March 1, 2001 of
                 North American Funds. (11)
             (f) Semi-Annual Report to Shareholders of SunAmerica Multi-Cap
                 Value Portfolio for the six-month period ended April 30, 2001. (12)
             (g) Semi-Annual Report to Shareholders of North American Funds
                 for the six-month period ended April 30, 2001. (13)
             (h) Annual Report to Shareholders of SunAmerica Multi-Cap Value
                 Portfolio for the year ended October 31, 2000. (14)
             (i) Annual Report to Shareholders of North American Funds for the
                 year ended October 31, 2000. (15)
             (j) President's Letter. *
             (k) Q&A. *
             (l) Forms of Proxy Cards. *

     18.     Form of Investment Advisory Agreement between North American
             Funds and American General Asset Management Corp. (filed herewith as Exhibit I to each Proxy Statement and Prospectus contained in this Registration Statement)

--------
  *  Filed herewith
 (1) Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on August 30, 1996, and incorporated herein by this reference.
 (2) Previously filed with Post Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.
 (3) Previously filed with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 26, 1999, and incorporated herein by this reference.
 (4) Previously filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999, and incorporated herein by this reference.
 (5) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-11283) on November 14, 1996, and incorporated herein by this reference.
 (6)  To be filed by amendment.
 (7) Previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.

 (8) Previously filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on June 15, 1998.


 (9) Previously filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on December 30, 1998.


(10) Previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on April 28, 2000.


(11) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 333-27958) on March 1, 2001, and incorporated herein by this reference.

(12) Previously filed on Form N-30D of SunAmerica Style Select Series (File No. 811-07797) on July 2, 2001, and incorporated herein by this reference.


(13) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.


(14) Previously filed on Form N-30D of SunAmerica Style Select Series (File No. 811-07797) on January 8, 2001, and incorporated herein by this reference.


(15) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.



ITEM 17. UNDERTAKINGS.

   (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

   As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 28th day of September, 2001.


                                          SunAmerica Style Select Series
                                          (Registrant)


                                                  /s/ Peter A. Harbeck
                                          By: _________________________________
                                                     Peter A. Harbeck,
                                                   President and Director

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

       /s/ Peter A. Harbeck            President and Director     September 28, 2001
______________________________________  (Principal Executive
           Peter A. Harbeck             Officer)

                  *                    Treasurer (Principal
______________________________________  Financial and Accounting
           Peter C. Sutton              Officer)

                  *                    Director
______________________________________
         S. James Coppersmith

                  *                    Director
______________________________________
         Samuel M. Eisenstat

                  *                    Director
______________________________________
          Stephen J. Gutman

                  *                    Director
______________________________________
          Sebastiano Sterpa

       /s/ Peter A. Harbeck                                       September 28, 2001
*By: _________________________________
          (Peter A. Harbeck,
          Attorney-in-fact)

                                 EXHIBIT INDEX


 Exhibit No.
 -----------
      1.     (m)Articles of Amendment of the Registrant.
             (n)Articles Supplementary of the Registrant.

     11.     Opinion and consent of Robert M. Zakem, Esq.

     14.     (a)Consents of PricewaterhouseCoopers LLP.
             (b)Consent of Ernst & Young LLP.

     16.     Power of Attorney.

     17.     (j)President's Letter.
             (k)Q & A.
             (l)Forms of Proxy Cards.